(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

NEW YORK MUNICIPAL INCOME
FUND - CLASS A, CLASS T, AND CLASS B

SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              15    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     18    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            19    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   23    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  30    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR NEW YORK MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                  PAST 6   PAST 1   LIFE OF
                                              MONTHS   YEAR     FUND

Advisor New York Municipal Income - Class     1.54%    6.07%    12.03%
A

Advisor New York Municipal Income - Class A   -2.78%   1.56%    7.27%
 (incl. max. 4.25% sales charge)

Lehman Brothers New York 4 Plus Year          2.24%    7.36%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average         1.69%    6.17%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how Class A's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 99 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                  PAST 1   LIFE OF
                                              YEAR     FUND

Advisor New York Municipal Income - Class A   6.07%    6.93%

Advisor New York Municipal Income - Class A   1.56%    4.23%
 (incl. max. 4.25% sales charge)

Lehman Brothers New York 4 Plus Year          7.36%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average         6.17%    n/a

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA NY Muni Inc -CL A        LB Municipal Bond
             00259                       LB015
  1995/08/31       9575.00                    10000.00
  1995/09/30       9608.44                    10063.30
  1995/10/31       9782.33                    10209.62
  1995/11/30       9955.05                    10379.00
  1995/12/31      10066.46                    10478.74
  1996/01/31      10140.36                    10557.85
  1996/02/29      10050.67                    10486.59
  1996/03/31       9895.76                    10352.57
  1996/04/30       9854.03                    10323.27
  1996/05/31       9852.04                    10319.14
  1996/06/30       9974.68                    10431.52
  1996/07/31      10069.64                    10526.45
  1996/08/31      10028.47                    10523.92
  1996/09/30      10177.83                    10671.25
  1996/10/31      10293.98                    10791.95
  1996/11/30      10487.90                    10989.44
  1996/12/31      10418.36                    10943.28
  1997/01/31      10418.14                    10963.97
  1997/02/28      10513.56                    11064.62
  1997/03/31      10363.15                    10917.12
  1997/04/30      10452.41                    11008.50
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class A on August 31, 1995, shortly after the fund started, and the current maximum 4.25% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $10,452 - a 4.52% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,009 - a 10.09% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              SIX MONTHS       YEAR ENDED    AUGUST 21, 1995
                              ENDED            OCTOBER 31,   (COMMENCEMENT
                              APRIL 30, 1997   1996          OF OPERATIONS) TO
                                                             OCTOBER 31,
                                                             1995

Dividend return               2.21%            4.36%         0.85%

Capital appreciation return   -0.67%           0.87%         4.00%

Total return                  1.54%            5.23%         4.85%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1997             PAST 1        PAST 6         LIFE OF
                                         MONTH         MONTHS         CLASS

Dividends per share                      3.88(cents)   23.07(cents)   30.28(cents)

Annualized dividend rate                 4.59%         4.46%          4.42%

30-day annualized yield                  4.47%         -              -

30-day annualized tax-equivalent yield   7.82%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.29 over the past one month, $10.44 over the past six months and $10.43 over the life of the class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current maximum 4.25% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 42.86% combined effective 1997 federal, state and New York City tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield would have been -11.05%.
FIDELITY ADVISOR NEW YORK MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                  PAST 6   PAST 1   LIFE OF
                                              MONTHS   YEAR     FUND

Advisor New York Municipal Income - Class     1.59%    6.04%    12.00%
T

Advisor New York Municipal Income - Class T   -1.97%   2.33%    8.08%
 (incl. max. 3.50% sales charge)

Lehman Brothers New York 4 Plus Year          2.24%    7.36%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average         1.69%    6.17%    n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how Class T's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 99 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                        PAST 1   LIFE OF
                                                    YEAR     FUND

Advisor New York Municipal Income - Class T         6.04%    6.91%

Advisor New York Municipal Income - Class T         2.33%    4.69%
 (incl. max. 3.50% sales charge)

Lehman Brothers New York 4 Plus Year                7.36%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average               6.17%    n/a

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA NY Muni Inc -CL T        LB Municipal Bond
             00611                       LB015
  1995/08/31       9650.00                    10000.00
  1995/09/30       9683.70                    10063.30
  1995/10/31       9858.95                    10209.62
  1995/11/30      10033.03                    10379.00
  1995/12/31      10145.31                    10478.74
  1996/01/31      10219.79                    10557.85
  1996/02/29      10129.39                    10486.59
  1996/03/31       9973.27                    10352.57
  1996/04/30       9931.22                    10323.27
  1996/05/31       9929.21                    10319.14
  1996/06/30      10052.81                    10431.52
  1996/07/31      10148.51                    10526.45
  1996/08/31      10107.03                    10523.92
  1996/09/30      10270.22                    10671.25
  1996/10/31      10366.77                    10791.95
  1996/11/30      10571.27                    10989.44
  1996/12/31      10500.22                    10943.28
  1997/01/31      10509.13                    10963.97
  1997/02/28      10604.65                    11064.62
  1997/03/31      10442.11                    10917.12
  1997/04/30      10531.18                    11008.50
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class T on August 31, 1995, shortly after the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $10,531 - a 5.31% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,009 - a 10.09% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              SIX MONTHS       YEAR ENDED    AUGUST 21, 1995
                              ENDED            OCTOBER 31,   (COMMENCEMENT
                              APRIL 30, 1997   1996          OF OPERATIONS) TO
                                                             OCTOBER 31,
                                                             1995

Dividend return               2.17%            4.38%         0.85%

Capital appreciation return   -0.58%           0.77%         4.00%

Total return                  1.59%            5.15%         4.85%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELDS

PERIODS ENDED APRIL 30, 1997             PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.79(cents)   22.56(cents)   45.06(cents)

Annualized dividend rate                 4.48%         4.35%          4.34%

30-day annualized yield                  4.41%         -              -

30-day annualized tax-equivalent yield   7.72%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.29 over the past one month, $10.45 over the past six months, and $10.38 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 42.86% combined effective 1997 federal, state and New York City tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and the tax-equivalent yield would have been 3.94% and 6.90%, respectively.
FIDELITY ADVISOR NEW YORK MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Class B's contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 5%, 5%, and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                  PAST 6   PAST 1   LIFE OF
                                              MONTHS   YEAR     FUND

Advisor New York Municipal Income - Class B   1.36%    5.47%    10.81%

Advisor New York Municipal Income - Class B   -3.59%   0.47%    6.81%
 (incl. contingent deferred sales charge)

Lehman Brothers New York 4 Plus Year          2.24%    7.36%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average         1.69%    6.17%    n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how Class B's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 99 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                        PAST 1   LIFE OF
                                                    YEAR     FUND

Advisor New York Municipal Income - Class B         5.47%    6.24%

Advisor New York Municipal Income - Class B         0.47%    3.96%
 (incl. contingent deferred sales charge)

Lehman Brothers New York 4 Plus Year                7.36%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average               6.17%    n/a

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND

Fidelity Adv NY Muni Inc - CL B Lehman Brothers Muni Bond Index
$11,009
$10,398
$
1996 '97
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class B on August 31, 1995, shortly after the fund started. As the chart shows, by April 30, 1997, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,398 - a 3.98% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,009 - a 10.09% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              SIX MONTHS       YEAR ENDED    AUGUST 21, 1995
                              ENDED            OCTOBER 31,   (COMMENCEMENT
                              APRIL 30, 1997   1996          OF OPERATIONS) TO
                                                             OCTOBER 31,
                                                             1995

Dividend return               1.84%            3.69%         0.75%

Capital appreciation return   -0.48%           0.77%         3.90%

Total return                  1.36%            4.46%         4.65%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELDS

PERIODS ENDED APRIL 30, 1997             PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.25(cents)   19.19(cents)   38.33(cents)

Annualized dividend rate                 3.84%         3.71%          3.70%

30-day annualized yield                  3.93%         -              -

30-day annualized tax-equivalent yield   6.88%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.29 over the past one month, $10.44 over the past six months, and $10.37 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 42.86% combined effective 1997 federal, state and New York City tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and the tax-equivalent yield would have been 3.19% and 5.58%, respectively. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Norm Lind, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the six-month period ending April 30, 1997, the fund's Class A, Class T and Class B shares had total returns of 1.54%, 1.59% and 1.36%, respectively. For the one-year period ended April 30, the fund's Class A, Class T and Class B shares had total returns of 6.07%, 6.04% and 5.47%, respectively. To gauge how the fund did relative to its peer group, the New York municipal debt funds average had a total return of 1.69% for the same six-month period and 6.17% for the same one-year period, as tracked by Lipper Analytical Services. The fund's benchmark, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, had six- and 12-month returns of 2.24% and 7.36%, respectively, as of April 30, 1997.
Q. BONDS ISSUED BY NEW YORK CITY PLAYED AN IMPORTANT ROLE IN THE FUND'S PERFORMANCE DURING THE PERIOD. CAN YOU TELL US ABOUT THAT?
A. Sure. Uninsured intermediate-maturity bonds - those with maturities between five and 15 years - issued by New York City were among the best performers in the municipal market. Their strong performance was triggered, in part, by the strength of Wall Street and its contribution to New York City's rising revenues. Tightening credit spreads were another reason for the strong performance of uninsured New York City bonds. Credit spreads - which measure the difference in yields between bonds with various credit ratings - tightened throughout the year, and lower-quality bonds provided a smaller yield advantage over higher-quality bonds than they had previously.
Q. WHY DID THE FUND LAG THE AVERAGE FUND OF ITS TYPE AND ITS BENCHMARK?
Q. WHY DID THE FUND LAG ITS BENCHMARK?
A. The fund had a much lighter weighting in general obligation bonds issued by New York City than its benchmark. These bonds comprise roughly one-quarter of the benchmark, while the fund had about 13% of its investments in them at the end of the period. New York City has had trouble maintaining a balanced budget over the past several years. That's one reason why I kept the fund's stake in New York City bonds low relative to the benchmark. I held off buying a lot of these bonds early on because I was worried that the city's budget process might be difficult and because I thought their prices were relatively high. But in hindsight, I didn't build up the fund's stake in these bonds fast enough, and that was probably my biggest disappointment during this period.
Q. WERE THERE OTHER TYPES OF BONDS THAT BENEFITED FROM TIGHTER CREDIT
SPREADS?
A. State-appropriated bonds were another beneficiary. As I've mentioned in previous reports, the supply of state-appropriated bonds varies a fair amount during the year, a function of the state's budgetary process. I bought some state-appropriated bonds in early 1996, correctly anticipating that supply would dry up if the budget were delayed, thereby constraining the state's ability to issue new debt. Because of the lack of new issuance in the spring of 1996, state-appropriated bonds began to look relatively rich - or expensive compared to their historical value. So I sold some to take advantage of that strength and their high prices. Late in the year, supply was more normalized and state-appropriated bonds appeared to be below what I felt their real value should be. So I bought back some of these high-yielding bonds at attractive prices. Both the early strong performance of state-appropriated bonds and their high yields benefited the fund's performance.
Q. THE FUND HAS A FAIR AMOUNT OF NON-CALLABLE PREMIUM BONDS. WHAT IS THE UPSIDE AND DOWNSIDE OF THESE BONDS?
A. First, the non-callability feature can provide the potential for price appreciation when interest rates fall because the bond can't be redeemed by its issuer before its stated maturity. Second, the premium - or above face value - price give the bond DE MINIMIS protection. This protects the bond's gains from unfavorable tax treatment that can occur during particular market environments. In periods when the market is strong, non-callable premiums generally do well. In periods when the market is flat, these bonds are at somewhat of a disadvantage since their yield is not as high as other types of bonds.
Q. WHICH SECTORS DID YOU FAVOR AND WHICH DID YOU AVOID?
A. General obligation bonds, such as those issued by New York City and the state, were the fund's largest sector concentration throughout most of the period. Bonds issued by transportation entities such as the New York State Thruway Authority and the Metropolitan Transportation Authority were another large sector concentration. While I've favored many of these bonds over the years, in part because of their issuers' rising toll collections, I recently haven't found many in this area that offer attractive yields. I generally avoided electric utility bonds because of questions surrounding a potential bailout of Long Island Lighting Company.
Q. WHAT FACTORS DO YOU THINK WILL SHAPE THE NEW YORK MUNICIPAL MARKET IN THE COMING MONTHS?
A. From a supply and demand standpoint, municipals in general appear to be in pretty good shape, barring any unforeseen legislation that could negatively affect them. I don't expect to see a tremendous amount of supply, and what supply there is should be easily digested if demand remains firm. As far as munis issued in New York state go, I'll be monitoring the state budget process, among other things. Last year, workmen's compensation issues held up the budget. In 1997, the holdup could come from discussions on welfare reform, rent control and/or the bailout of Long Island Lighting Company. If that's the case, there may be a short-term lack of supply, which may favor the overall New York municipal market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income free from federal
income tax and New York
state and city personal
income tax by investing
primarily in municipal
securities
START DATE: August 21, 1995
SIZE: as of April 30, 1997,
more than $7 million
MANAGER: Norm Lind, since
inception; Fidelity Advisor
Short-Intermediate Bond
Fund, since 1995; joined
Fidelity in 1986
(checkmark)
NORM LIND ON MUNICIPAL BOND
INSURANCE AND ITS EFFECT ON
THE NEW YORK MUNI MARKET:
"Roughly one-third of all new
municipal bonds issued in the
state of New York carry
insurance, compared to
roughly 17% at the beginning
of the decade. One
implication of this
development is the increasing
difficulty for this fund in finding
additional yield. Bonds that
might naturally carry an
A-rating, an Aa-rating or
Baa-rating are being insured
and offering lower yields
because they are insured. In
fact, the high incidence of
insurance helps to explain
why the difference in yield
between higher- and
lower-quality bonds has
narrowed over the past year.
Many yield-hungry investors
gravitated toward securities
without insurance - such as
uninsured New York City
bonds - in order to find extra
income. In the process, they
sent some uninsured bond
prices closer to those offered
by insured bonds. Even
though this situation has
posed a significant challenge,
I am optimistic that I'll find
attractively priced
high-yielding opportunities
that might crop up as a
function of a bond's structure,
fluctuating supply and
demand or other factors."
INVESTMENT CHANGES


TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

General Obligation   49.4           48.2

Water & Sewer        14.3           14.7

Special Tax          10.9           11.1

Transportation       10.1           11.1

Education            5.0            5.4

AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
               6 MONTHS AGO

Years   13.7   13.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
              6 MONTHS AGO

Years   7.6   8.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF APRIL 30, 1997 AS OF OCTOBER 31, 1996
Row: 1, Col: 1, Value: 35.1
Row: 1, Col: 2, Value: 32.5
Row: 1, Col: 3, Value: 31.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 1.3
Aaa 40.0%
Aa, A 32.4%
Baa 23.5%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 4.1%
Aaa 35.1%
Aa, A 32.5%
Baa 31.1%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 1.3%
Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 32.4
Row: 1, Col: 3, Value: 23.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 4.1
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 98.7%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW YORK - 97.5%
Albany County Gen. Oblig.
5.75% 6/1/09 (FGIC Insured)  Aaa $ 200,000 $ 204,750
Brookhaven Gen. Oblig.
5.375% 10/1/05 (FGIC Insured)  Aaa  205,000  207,819
Broome County Gen. Oblig.
7.40% 4/15/01 (FGIC Insured)  Aaa  200,000  218,750
Erie County Gen. Oblig. Series B,
5.60% 6/15/10 (FGIC Insured)  Aaa  100,000  101,000
Metropolitan Trans. Auth. Svc. Contract
(Commuter Facs.) Series O, 5.75% 7/1/13  Baa1  400,000  394,000
Monroe County Pub. Impt.:
6.50% 6/1/04  Aa  100,000  108,500
 5.25% 6/1/08 (FGIC Insured)  Aaa  100,000  100,000
Nassau County Combined Swr. Dist. Rfdg.
Series F, 5.10% 7/1/05 (MBIA Insured)  Aaa  230,000  230,863
New York City Gen. Oblig.:
 Series A-1, 6.50% 8/1/16  Baa1  200,000  205,000
 Series B:
 6.20% 8/15/06  Baa1  90,000  93,150
  5.875% 8/15/13  Baa1  100,000  96,500
 Series C, 6.40% 8/1/03  Baa1  150,000  157,313
 Series D, 6% 2/15/16  Baa1  275,000  270,188
 Series I, 6.125% 4/15/11  Baa1  150,000  150,188
New York City Muni. Assistance Corp.:
5.50% 7/1/04  Aa2  50,000  51,500
 Rfdg. 6% 7/1/05  Aa  300,000  318,375
New York City Muni. Wtr. Fin. Auth. Wtr. &
Swr. Sys. Rev.:
  Series A, 6% 6/15/25  A2  275,000  273,625
  Series B:
  5.875% 6/15/26  A2  200,000  195,500
   5.75% 6/15/29, LOC Canadian
   Imperial Bank of Commerce  A2  50,000  48,000
New York State Dorm. Auth. Lease Rev.:
Rfdg. (State Univ. Dorm. Facs.) Series A:
 6% 7/1/03 (AMBAC Insured)  Aaa  150,000  158,063
  6.50% 5/15/05  Baa1  200,000  214,000
  6.50% 5/15/06  Baa1  100,000  106,750
 (City Univ. Sys. Consolidated) 2nd Series A,
 5.75% 7/1/07  Baa1  450,000  456,750
 (FIT Student Hsg. Corp.) 5.75% 7/1/05
 (AMBAC Insured)  Aaa  125,000  129,840
 (Strong Memorial Hospital) 5.10% 7/1/04  A1  100,000  101,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Energy Research & Dev. Auth.
Facs. Rev. Rfdg. (Consolidated Edison Co.)
Series A, 6.10% 8/15/20  A1 $ 100,000 $ 101,375
New York State Envir. Facs. Corp. Poll. Cont. Rev.
(New York State Wtr. Revolving
 Fund/Pooled Loan):
  Series B, 5.90% 11/15/14  Aaa  150,000  151,875
   Series D, 6.40% 11/15/06  Aaa  100,000  110,250
New York State Local Gov't. Assistance Corp.:
Series A, 6% 4/1/24  A3  255,000  255,000
 Series B, 6% 4/1/18  A3  225,000  226,125
New York State Mtg. Agcy. Rev.
(Homeowner Mtg.):
  5.50% 4/1/19 (AMBAC Insured) (c)  Aaa  100,000  94,375
  Series 49, 5.85% 10/1/17  Aa2  100,000  98,375
  Series 60, 6.05% 4/1/26 (c)  Aa2  100,000  99,250
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Med. Ctr.) 7.25% 11/1/11
(MBIA Insured)  Aaa  100,000  108,875
New York State Pwr. Auth. Rev. Rfdg. & Gen.
Purpose Series CC, 5.125% 1/1/11  Aa  200,000  192,750
New York State Thruway Auth. Hwy. &
Bridge Trust Fund Series B:
 6% 4/1/03 (AMBAC Insured)  Aaa  210,000  221,813
  6% 4/1/04 (MBIA Insured)  Aaa  100,000  105,875
New York State Urban Dev. Corp. Rev.:
Rfdg. 5.75% 4/1/11  Baa1  185,000  184,306
 (Correctional Cap. Facs.) Series 6,
 5.375% 1/1/15  Baa1  100,000  93,250
Shelter Island Unified Free School Dist. #1
6.20% 12/15/08 (AMBAC Insured)  Aaa  160,000  170,600
Suffolk County Gen. Oblig. 5% 10/15/03
(AMBAC Insured)  Aaa  180,000  182,025
Suffolk County Wtr. Auth. 6% 6/1/17
(MBIA Insured)  Aaa  100,000  105,125
Syracuse Gen. Oblig. 7.70% 12/1/99
(MBIA Insured)  Aaa  120,000  129,150
Triborough Bridge & Tunnel Auth. Rev. Rfdg.
(Gen. Purpose) Series Y, 6% 1/1/12  Aa  340,000  359,126
  7,580,944
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW YORK & NEW JERSEY - 1.2%
New York & New Jersey Port Auth. Consolidated
85th Series, 5.375% 3/1/28  A1 $ 100,000 $ 95,000
TOTAL MUNICIPAL BONDS
(Cost $7,627,967)   7,675,944
MUNICIPAL NOTES - 1.3%
NEW YORK - 1.3%
New York State Energy Research & Dev. Auth.
Poll. Cont. Rev. (Niagara Mohawk Pwr. Proj.)
Series 1987 B, 4.05%, LOC Morgan
Guaranty, VRDN (b)(c) (Cost $100,000)  A-1+  100,000  100,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $7,727,967)  $ 7,775,944
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 67.6% AAA, AA, A 65.0%
Baa 31.1% BBB  31.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  49.4%
Water & Sewer  14.3
Special Tax  10.9
Transportation  10.1
Education  5.0
Others (individually less than 5%)   10.3
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $7,727,967. Net unrealized appreciation aggregated $47,977, of which $98,018 related to appreciated investment securities and $50,041 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $7,727,967) -              $ 7,775,944
See accompanying schedule

Interest receivable                                                  119,223

Prepaid expenses                                                     6,707

Receivable from investment adviser for expense                       19,749
reductions

 TOTAL ASSETS                                                        7,921,623

LIABILITIES

Payable to custodian bank                                 $ 7,610

Payable for investments purchased                          48,020

Distributions payable                                      6,050

Other payables and accrued expenses                        21,153

 TOTAL LIABILITIES                                                   82,833

NET ASSETS                                                          $ 7,838,790

Net Assets consist of:

Paid in capital                                                     $ 7,784,043

Accumulated undistributed net realized gain (loss)                   6,770
on investments

Net unrealized appreciation (depreciation) on                        47,977
investments

NET ASSETS                                                          $ 7,838,790

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.36
CLASS A:
NET ASSET VALUE and redemption price per share
 ($201,187 (divided by) 19,422 shares)

Maximum offering price per share (100/95.75 of $10.36)             $10.82

CLASS T:                                                           $10.36
NET ASSET VALUE and redemption price per share
 ($4,229,055 (divided by) 408,021 shares)

Maximum offering price per share (100/96.50 of $10.36)             $10.74

CLASS B:                                                           $10.36
NET ASSET VALUE and offering price per share
 ($2,676,514 (divided by) 258,440 shares) A

INSTITUTIONAL CLASS:                                               $10.37
NET ASSET VALUE, offering price and redemption price per

 share ($732,034 (divided by) 70,587 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INTEREST INCOME                                                         $ 202,894

EXPENSES

Management fee                                             $ 15,172

Transfer agent fees                                         7,387

Distribution fees                                           17,017

Accounting fees and expenses                                30,187

Non-interested trustees' compensation                       26

Custodian fees and expenses                                 840

Registration fees                                           61,809

Audit                                                       15,171

Legal                                                       6,087

Miscellaneous                                               196

 Total expenses before reductions                           153,892

 Expense reductions                                         (108,239)    45,653

NET INTEREST INCOME                                                      157,241

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      6,923

 Futures contracts                                          6,066        12,989

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (56,925)

 Futures contracts                                          (1,263)      (58,188)

NET GAIN (LOSS)                                                          (45,199)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 112,042
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS         YEAR ENDED
                                                         ENDED APRIL 30,    OCTOBER 31,
                                                         1997               1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 157,241          $ 252,837
Net interest income

 Net realized gain (loss)                                 12,989             39,120

 Change in net unrealized appreciation (depreciation)     (58,188)           5,377

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          112,042            297,334
FROM OPERATIONS

Distributions to shareholders                             (157,241)          (252,837)
From net interest income

 From net realized gain                                   (43,520)           -

 TOTAL DISTRIBUTIONS                                      (200,761)          (252,837)

Share transactions - net increase (decrease)              537,570            3,469,707

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 448,851            3,514,204

NET ASSETS

 Beginning of period                                      7,389,939          3,875,735

 End of period                                           $ 7,838,790        $ 7,389,939


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS       SEPTEMBER 3,
      ENDED            1996
      APRIL 30, 1997   (COMMENCEMENT
                       OF OPERATIONS) TO
                       OCTOBER 31,

      (UNAUDITED)      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 10.490     $ 10.290

Income from Investment Operations

 Net interest income                                      .231         .072

 Net realized and unrealized gain (loss)                  (.070)       .200

 Total from investment operations                         .161         .272

Less Distributions

 From net interest income                                 (.231)       (.072)

 From net realized gain                                   (.060)       -

 Total distributions                                      (.291)       (.072)

Net asset value, end of period                           $ 10.360     $ 10.490

TOTAL RETURN B, C                                         1.54%        2.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 201        $ 102

Ratio of expenses to average net assets                   .90% A, D    .90% A,
                                                                      D

Ratio of expenses to average net assets after expense     .89% A, E    .90% A
reductions

Ratio of net interest income to average net assets        4.35% A      4.43% A

Portfolio turnover rate                                   18% A        17%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS       YEAR ENDED    AUGUST 21,
      ENDED            OCTOBER 31,   1995
      APRIL 30, 1997                 (COMMENCEME
                                     NT
                                     OF OPERATIONS)
                                     TO
                                     OCTOBER 31,

      (UNAUDITED)      1996          1995


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.480     $ 10.400   $ 10.000

Income from Investment Operations

 Net interest income                                   .226         .444       .084

 Net realized and unrealized gain (loss)               (.060)       .080       .400

 Total from investment operations                      .166         .524       .484

Less Distributions

 From net interest income                              (.226)       (.444)     (.084)

 From net realized gain                                (.060)       -          -

 Total distributions                                   (.286)       (.444)     (.084)

Net asset value, end of period                        $ 10.360     $ 10.480   $ 10.400

TOTAL RETURN B, C                                      1.59%        5.15%      4.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 4,229      $ 4,125    $ 2,033

Ratio of expenses to average net assets                1.00% A,     1.00% D    1.00% A,
                                                      D                        D

Ratio of expenses to average net assets after          .99% A,      .97% E     1.00% A
expense reductions                                    E

Ratio of net interest income to average net assets     4.29% A      4.30%      4.16% A

Portfolio turnover rate                                18% A        17%        0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS       YEAR ENDED    AUGUST 21, 1995
      ENDED            OCTOBER 31,   (COMMENCEMEN
      APRIL 30, 1997                 T
                                     OF OPERATIONS)
                                     TO
                                     OCTOBER 31,

      (UNAUDITED)      1996          1995


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.470      $ 10.390   $ 10.000

Income from Investment Operations

 Net interest income                                   .192          .375       .074

 Net realized and unrealized gain (loss)               (.050)        .080       .390

 Total from investment operations                      .142          .455       .464

Less Distributions

 From net interest income                              (.192)        (.375)     (.074)

 From net realized gain                                (.060)        -          -

 Total distributions                                   (.252)        (.375)     (.074)

Net asset value, end of period                        $ 10.360      $ 10.470   $ 10.390

TOTAL RETURN B, C                                      1.36%         4.46%      4.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 2,677       $ 2,445    $ 1,161

Ratio of expenses to average net assets                1.65% A, D    1.66% D    1.75% A
                                                                               , D

Ratio of expenses to average net assets after          1.64% A, E    1.62% E    1.75% A
expense reductions

Ratio of net interest income to average net assets     3.63% A       3.62%      3.52% A

Portfolio turnover rate                                18% A         17%        0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS       YEAR ENDED    AUGUST 21, 1995
      ENDED            OCTOBER 31,   (COMMENCEMEN
      APRIL 30, 1997                 T
                                     OF OPERATIONS)
                                     TO
                                     OCTOBER 31,

      (UNAUDITED)      1996          1995


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.470    $ 10.400   $ 10.000

Income from Investment Operations

 Net interest income                                   .239        .468       .095

 Net realized and unrealized gain (loss)               (.040)      .070       .400

 Total from investment operations                      .199        .538       .495

Less Distributions

 From net interest income                              (.239)      (.468)     (.095)

 From net realized gain                                (.060)      -          -

 Total distributions                                   (.299)      (.468)     (.095)

Net asset value, end of period                        $ 10.370    $ 10.470   $ 10.400

TOTAL RETURN B, C                                      1.91%       5.28%      4.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 732       $ 718      $ 683

Ratio of expenses to average net assets                .75% A,     .75% D     .75% A
                                                      D                      , D

Ratio of expenses to average net assets after          .74% A,     .68% E     .75% A
expense reductions                                    E

Ratio of net interest income to average net assets     4.53% A     4.53%      4.75% A

Portfolio turnover rate                                18% A       17%        0%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor New York Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for certain futures and options transactions, and market discount.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,396,202 and $675,162, respectively.
The market value of futures contracts opened and closed during the period amounted to $89,358 and $325,911, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 104      $ 104

CLASS T     5,391      5,391

CLASS B     11,522     3,963

           $ 17,017   $ 9,458

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,085    $ 375

CLASS T     27,851     5,380

CLASS B     95         0 *

           $ 29,031   $ 5,755

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                       TRANSFER   AMOUNT    % OF
                       AGENT                AVERAGE
                                            NET ASSETS

CLASS A                UMB        $ 423      .62

CLASS T                UMB         3,952     .18

CLASS B                UMB         2,398     .19

INSTITUTIONAL CLASS    UMB         614       .17

                                  $ 7,387

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                .90%          $ 23,116

CLASS T                1.00%          39,041

CLASS B                1.65%          28,209

INSTITUTIONAL CLASS    .75%           17,651

                                     $ 108,017

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $222 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 30% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS        YEAR ENDED
                            ENDED APRIL 30,   OCTOBER 31,
                            1997              1996 A

CLASS A

From net interest income    $ 2,978           $ 707

From net realized gain       588               -

Total                       $ 3,566           $ 707

CLASS T

From net interest income    $ 91,783          $ 150,521

From net realized gain       24,294            -

Total                       $ 116,077         $ 150,521

CLASS B

From net interest income    $ 46,135          $ 70,019

From net realized gain       14,507            -

Total                       $ 60,642          $ 70,019

INSTITUTIONAL CLASS

From net interest income    $ 16,345          $ 31,590

From net realized gain       4,131             -

Total                       $ 20,476          $ 31,590

                            $ 200,761         $ 252,837

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
      SHARES                          DOLLARS

      SIX MONTHS        YEAR ENDED    SIX MONTHS        YEAR ENDED
      ENDED APRIL 30,   OCTOBER 31,   ENDED APRIL 30,   OCTOBER 31,

      1997              1996 A        1997              1996 A




CLASS A                           9,337       9,691      $ 98,502     $ 99,722
Shares sold

Reinvestment of distributions     346         67          3,613        699

Shares redeemed                   (19)        -           (201)        -

Net increase (decrease)           9,664       9,758      $ 101,914    $ 100,421

CLASS T                           56,287      226,391    $ 590,277    $ 2,359,874
Shares sold

Reinvestment of distributions     9,279       11,198      97,050       116,533

Shares redeemed                   (51,049)    (39,533)    (533,383)    (411,400)

Net increase (decrease)           14,517      198,056    $ 153,944    $ 2,065,007

CLASS B                           31,136      133,150    $ 324,952    $ 1,388,144
Shares sold

Reinvestment of distributions     3,693       4,418       38,596       45,991

Shares redeemed                   (9,854)     (15,772)    (102,589)    (161,162)

Net increase (decrease)           24,975      121,796    $ 260,959    $ 1,272,973

INSTITUTIONAL CLASS               409         -          $ 4,300      $ -
Shares sold

Reinvestment of distributions     1,981       3,003       20,732       31,306

Shares redeemed                   (409)       -           (4,279)      -

Net increase (decrease)           1,981       3,003      $ 20,753     $ 31,306


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 21,935

CLASS T                 13,443

CLASS B                 12,983

INSTITUTIONAL CLASS     13,448

                       $ 61,809




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Norman Lind, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Intitutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

NEW YORK MUNICIPAL INCOME
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   15    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  22    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR NEW YORK MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997            PAST 6   PAST 1   LIFE OF
                                        MONTHS   YEAR     FUND

Advisor New York Municipal Income -     1.91%    6.29%    12.61%
 Institutional Class

Lehman Brothers New York 4 Plus Year    2.24%    7.36%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average   1.69%    6.17%    n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 99 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                  PAST 1   LIFE OF
                                              YEAR     FUND

Advisor New York Municipal Income -           6.29%    7.25%
 Institutional Class

Lehman Brothers New York 4 Plus Year          7.36%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average         6.17%    n/a

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
            FA NY Muni Inc -CL I        LB Municipal Bond
             00661                       LB015
  1995/08/31      10000.00                    10000.00
  1995/09/30      10039.75                    10063.30
  1995/10/31      10216.57                    10209.62
  1995/11/30      10410.16                    10379.00
  1995/12/31      10519.28                    10478.74
  1996/01/31      10608.72                    10557.85
  1996/02/29      10517.30                    10486.59
  1996/03/31      10356.76                    10352.57
  1996/04/30      10312.58                    10323.27
  1996/05/31      10301.18                    10319.14
  1996/06/30      10431.54                    10431.52
  1996/07/31      10523.15                    10526.45
  1996/08/31      10492.40                    10523.92
  1996/09/30      10653.75                    10671.25
  1996/10/31      10756.24                    10791.95
  1996/11/30      10991.40                    10989.44
  1996/12/31      10919.96                    10943.28
  1997/01/31      10921.12                    10963.97
  1997/02/28      11022.51                    11064.62
  1997/03/31      10866.37                    10917.12
  1997/04/30      10961.21                    11008.50
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Institutional Class on August 31, 1995, shortly after the fund started. As the chart shows, by April 30, 1997, the value of the investment would have grown to $10,961 - a 9.61% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,009 - a 10.09% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              SIX MONTHS       YEAR ENDED    AUGUST 21, 1995
                              ENDED            OCTOBER 31,   (COMMENCEMENT
                              APRIL 30, 1997   1996          OF OPERATIONS) TO
                                                             OCTOBER 31,
                                                             1995

Dividend return               2.30%            4.61%         0.96%

Capital appreciation return   -0.39%           0.67%         4.00%

Total return                  1.91%            5.28%         4.96%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELDS

PERIODS ENDED APRIL 30, 1997             PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.01(cents)   23.86(cents)   47.53(cents)

Annualized dividend rate                 4.74%         4.60%          4.57%

30-day annualized yield                  4.82%         -              -

30-day annualized tax-equivalent yield   8.44%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.30 over the past one month, $10.45 over the past six months, and $10.39 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 42.86% combined effective 1997 federal, state and New York City tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and the tax-equivalent yield would have been 4.35% and 7.61%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Norm Lind, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the six- and 12-month periods ended April 30, 1997, the fund's Institutional Class shares had total returns of 1.91% and 6.29%, respectively. To gauge how the fund did relative to its peer group, the New York municipal debt funds average had a total return of 1.69% for the same six-month period, and 6.17% for the same one-year period, as tracked by Lipper Analytical Services. The fund's benchmark, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, had six- and 12-month returns of 2.24% and 7.36%, respectively, as of April 30, 1997.
Q. BONDS ISSUED BY NEW YORK CITY PLAYED AN IMPORTANT ROLE IN THE FUND'S PERFORMANCE DURING THE PERIOD. CAN YOU TELL US ABOUT THAT?
A. Sure. Uninsured intermediate-maturity bonds - those with maturities between five and 15 years - issued by New York City were among the best performers in the municipal market. Their strong performance was triggered, in part, by the strength of Wall Street and its contribution to New York City's rising revenues. Tightening credit spreads were another reason for the strong performance of uninsured New York City bonds. Credit spreads - which measure the difference in yields between bonds with various credit ratings - tightened throughout the year, and lower-quality bonds provided a smaller yield advantage over higher-quality bonds than they had previously.
Q. WHY DID THE FUND LAG THE AVERAGE FUND OF ITS TYPE AND ITS BENCHMARK?
Q. WHY DID THE FUND LAG ITS BENCHMARK?
A. The fund had a much lighter weighting in general obligation bonds issued by New York City than its benchmark. These bonds comprise roughly one-quarter of the benchmark, while the fund had about 13% of its investments in them at the end of the period. New York City has had trouble maintaining a balanced budget over the past several years. That's one reason why I kept the fund's stake in New York City bonds low relative to the benchmark. I held off buying a lot of these bonds early on because I was worried that the city's budget process might be difficult and because I thought their prices were relatively high. But in hindsight, I didn't build up the fund's stake in these bonds fast enough, and that was probably my biggest disappointment during this period.
Q. WERE THERE OTHER TYPES OF BONDS THAT BENEFITED FROM TIGHTER CREDIT
SPREADS?
A. State-appropriated bonds were another beneficiary. As I've mentioned in previous reports, the supply of state-appropriated bonds varies a fair amount during the year, a function of the state's budgetary process. I bought some state-appropriated bonds in early 1996, correctly anticipating that supply would dry up if the budget were delayed, thereby constraining the state's ability to issue new debt. Because of the lack of new issuance in the spring of 1996, state-appropriated bonds began to look relatively rich - or expensive compared to their historical value. So I sold some to take advantage of that strength and their high prices. Late in the year, supply was more normalized and state-appropriated bonds appeared to be below what I felt their real value should be. So I bought back some of these high-yielding bonds at attractive prices. Both the early strong performance of state-appropriated bonds and their high yields benefited the fund's performance.
Q. THE FUND HAS A FAIR AMOUNT OF NON-CALLABLE PREMIUM BONDS. WHAT IS THE UPSIDE AND DOWNSIDE OF THESE BONDS?
A. First, the non-callability feature can provide the potential for price appreciation when interest rates fall because the bond can't be redeemed by its issuer before its stated maturity. Second, the premium - or above face value - price give the bond DE MINIMIS protection. This protects the bond's gains from unfavorable tax treatment that can occur during particular market environments. In periods when the market is strong, non-callable premiums generally do well. In periods when the market is flat, these bonds are at somewhat of a disadvantage since their yield is not as high as other types of bonds.
Q. WHICH SECTORS DID YOU FAVOR AND WHICH DID YOU AVOID?
A. General obligation bonds, such as those issued by New York City and the state, were the fund's largest sector concentration throughout most of the period. Bonds issued by transportation entities such as the New York State Thruway Authority and the Metropolitan Transportation Authority were another large sector concentration. While I've favored many of these bonds over the years, in part because of their issuers' rising toll collections, I recently haven't found many in this area that offer attractive yields. I generally avoided electric utility bonds because of questions surrounding a potential bailout of Long Island Lighting Company.
Q. WHAT FACTORS DO YOU THINK WILL SHAPE THE NEW YORK MUNICIPAL MARKET IN THE COMING MONTHS?
A. From a supply and demand standpoint, municipals in general appear to be in pretty good shape, barring any unforeseen legislation that could negatively affect them. I don't expect to see a tremendous amount of supply, and what supply there is should be easily digested if demand remains firm. As far as munis issued in New York state go, I'll be monitoring the state budget process, among other things. Last year, workmen's compensation issues held up the budget. In 1997, the holdup could come from discussions on welfare reform, rent control and/or the bailout of Long Island Lighting Company. If that's the case, there may be a short-term lack of supply, which may favor the overall New York municipal market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income free from federal
income tax and New York
state and city personal
income tax by investing
primarily in municipal
securities
START DATE: August 21, 1995
SIZE: as of April 30, 1997,
more than $7 million
MANAGER: Norm Lind, since
inception; Fidelity Advisor
Short-Intermediate Bond
Fund, since 1995; joined
Fidelity in 1986
(checkmark)
NORM LIND ON MUNICIPAL BOND
INSURANCE AND ITS EFFECT ON
THE NEW YORK MUNI MARKET:
"Roughly one-third of all new
municipal bonds issued in the
state of New York carry
insurance, compared to
roughly 17% at the beginning
of the decade. One
implication of this
development is the increasing
difficulty for this fund in finding
additional yield. Bonds that
might naturally carry an
A-rating, an Aa-rating or
Baa-rating are being insured
and offering lower yields
because they are insured. In
fact, the high incidence of
insurance helps to explain
why the difference in yield
between higher- and
lower-quality bonds has
narrowed over the past year.
Many yield-hungry investors
gravitated toward securities
without insurance - such as
uninsured New York City
bonds - in order to find extra
income. In the process, they
sent some uninsured bond
prices closer to those offered
by insured bonds. Even
though this situation has
posed a significant challenge,
I am optimistic that I'll find
attractively priced
high-yielding opportunities
that might crop up as a
function of a bond's structure,
fluctuating supply and
demand or other factors."
INVESTMENT CHANGES


TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

General Obligation   49.4           48.2

Water & Sewer        14.3           14.7

Special Tax          10.9           11.1

Transportation       10.1           11.1

Education            5.0            5.4

AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
               6 MONTHS AGO

Years   13.7   13.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
              6 MONTHS AGO

Years   7.6   8.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF APRIL 30, 1997 AS OF OCTOBER 31, 1996
Row: 1, Col: 1, Value: 35.1
Row: 1, Col: 2, Value: 32.5
Row: 1, Col: 3, Value: 31.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 1.3
Aaa 40.0%
Aa, A 32.4%
Baa 23.5%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 4.1%
Aaa 35.1%
Aa, A 32.5%
Baa 31.1%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 1.3%
Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 32.4
Row: 1, Col: 3, Value: 23.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 4.1
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 98.7%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW YORK - 97.5%
Albany County Gen. Oblig.
5.75% 6/1/09 (FGIC Insured)  Aaa $ 200,000 $ 204,750
Brookhaven Gen. Oblig.
5.375% 10/1/05 (FGIC Insured)  Aaa  205,000  207,819
Broome County Gen. Oblig.
7.40% 4/15/01 (FGIC Insured)  Aaa  200,000  218,750
Erie County Gen. Oblig. Series B,
5.60% 6/15/10 (FGIC Insured)  Aaa  100,000  101,000
Metropolitan Trans. Auth. Svc. Contract
(Commuter Facs.) Series O, 5.75% 7/1/13  Baa1  400,000  394,000
Monroe County Pub. Impt.:
6.50% 6/1/04  Aa  100,000  108,500
 5.25% 6/1/08 (FGIC Insured)  Aaa  100,000  100,000
Nassau County Combined Swr. Dist. Rfdg.
Series F, 5.10% 7/1/05 (MBIA Insured)  Aaa  230,000  230,863
New York City Gen. Oblig.:
 Series A-1, 6.50% 8/1/16  Baa1  200,000  205,000
 Series B:
 6.20% 8/15/06  Baa1  90,000  93,150
  5.875% 8/15/13  Baa1  100,000  96,500
 Series C, 6.40% 8/1/03  Baa1  150,000  157,313
 Series D, 6% 2/15/16  Baa1  275,000  270,188
 Series I, 6.125% 4/15/11  Baa1  150,000  150,188
New York City Muni. Assistance Corp.:
5.50% 7/1/04  Aa2  50,000  51,500
 Rfdg. 6% 7/1/05  Aa  300,000  318,375
New York City Muni. Wtr. Fin. Auth. Wtr. &
Swr. Sys. Rev.:
  Series A, 6% 6/15/25  A2  275,000  273,625
  Series B:
  5.875% 6/15/26  A2  200,000  195,500
   5.75% 6/15/29, LOC Canadian
   Imperial Bank of Commerce  A2  50,000  48,000
New York State Dorm. Auth. Lease Rev.:
Rfdg. (State Univ. Dorm. Facs.) Series A:
 6% 7/1/03 (AMBAC Insured)  Aaa  150,000  158,063
  6.50% 5/15/05  Baa1  200,000  214,000
  6.50% 5/15/06  Baa1  100,000  106,750
 (City Univ. Sys. Consolidated) 2nd Series A,
 5.75% 7/1/07  Baa1  450,000  456,750
 (FIT Student Hsg. Corp.) 5.75% 7/1/05
 (AMBAC Insured)  Aaa  125,000  129,840
 (Strong Memorial Hospital) 5.10% 7/1/04  A1  100,000  101,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Energy Research & Dev. Auth.
Facs. Rev. Rfdg. (Consolidated Edison Co.)
Series A, 6.10% 8/15/20  A1 $ 100,000 $ 101,375
New York State Envir. Facs. Corp. Poll. Cont. Rev.
(New York State Wtr. Revolving
 Fund/Pooled Loan):
  Series B, 5.90% 11/15/14  Aaa  150,000  151,875
   Series D, 6.40% 11/15/06  Aaa  100,000  110,250
New York State Local Gov't. Assistance Corp.:
Series A, 6% 4/1/24  A3  255,000  255,000
 Series B, 6% 4/1/18  A3  225,000  226,125
New York State Mtg. Agcy. Rev.
(Homeowner Mtg.):
  5.50% 4/1/19 (AMBAC Insured) (c)  Aaa  100,000  94,375
  Series 49, 5.85% 10/1/17  Aa2  100,000  98,375
  Series 60, 6.05% 4/1/26 (c)  Aa2  100,000  99,250
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Med. Ctr.) 7.25% 11/1/11
(MBIA Insured)  Aaa  100,000  108,875
New York State Pwr. Auth. Rev. Rfdg. & Gen.
Purpose Series CC, 5.125% 1/1/11  Aa  200,000  192,750
New York State Thruway Auth. Hwy. &
Bridge Trust Fund Series B:
 6% 4/1/03 (AMBAC Insured)  Aaa  210,000  221,813
  6% 4/1/04 (MBIA Insured)  Aaa  100,000  105,875
New York State Urban Dev. Corp. Rev.:
Rfdg. 5.75% 4/1/11  Baa1  185,000  184,306
 (Correctional Cap. Facs.) Series 6,
 5.375% 1/1/15  Baa1  100,000  93,250
Shelter Island Unified Free School Dist. #1
6.20% 12/15/08 (AMBAC Insured)  Aaa  160,000  170,600
Suffolk County Gen. Oblig. 5% 10/15/03
(AMBAC Insured)  Aaa  180,000  182,025
Suffolk County Wtr. Auth. 6% 6/1/17
(MBIA Insured)  Aaa  100,000  105,125
Syracuse Gen. Oblig. 7.70% 12/1/99
(MBIA Insured)  Aaa  120,000  129,150
Triborough Bridge & Tunnel Auth. Rev. Rfdg.
(Gen. Purpose) Series Y, 6% 1/1/12  Aa  340,000  359,126
  7,580,944
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW YORK & NEW JERSEY - 1.2%
New York & New Jersey Port Auth. Consolidated
85th Series, 5.375% 3/1/28  A1 $ 100,000 $ 95,000
TOTAL MUNICIPAL BONDS
(Cost $7,627,967)   7,675,944
MUNICIPAL NOTES - 1.3%
NEW YORK - 1.3%
New York State Energy Research & Dev. Auth.
Poll. Cont. Rev. (Niagara Mohawk Pwr. Proj.)
Series 1987 B, 4.05%, LOC Morgan
Guaranty, VRDN (b)(c) (Cost $100,000)  A-1+  100,000  100,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $7,727,967)  $ 7,775,944
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 67.6% AAA, AA, A 65.0%
Baa 31.1% BBB  31.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  49.4%
Water & Sewer  14.3
Special Tax  10.9
Transportation  10.1
Education  5.0
Others (individually less than 5%)   10.3
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $7,727,967. Net unrealized appreciation aggregated $47,977, of which $98,018 related to appreciated investment securities and $50,041 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $7,727,967) -              $ 7,775,944
See accompanying schedule

Interest receivable                                                  119,223

Prepaid expenses                                                     6,707

Receivable from investment adviser for expense                       19,749
reductions

 TOTAL ASSETS                                                        7,921,623

LIABILITIES

Payable to custodian bank                                 $ 7,610

Payable for investments purchased                          48,020

Distributions payable                                      6,050

Other payables and accrued expenses                        21,153

 TOTAL LIABILITIES                                                   82,833

NET ASSETS                                                          $ 7,838,790

Net Assets consist of:

Paid in capital                                                     $ 7,784,043

Accumulated undistributed net realized gain (loss)                   6,770
on investments

Net unrealized appreciation (depreciation) on                        47,977
investments

NET ASSETS                                                          $ 7,838,790

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.36
CLASS A:
NET ASSET VALUE and redemption price per share
 ($201,187 (divided by) 19,422 shares)

Maximum offering price per share (100/95.75 of $10.36)             $10.82

CLASS T:                                                           $10.36
NET ASSET VALUE and redemption price per share
 ($4,229,055 (divided by) 408,021 shares)

Maximum offering price per share (100/96.50 of $10.36)             $10.74

CLASS B:                                                           $10.36
NET ASSET VALUE and offering price per share
 ($2,676,514 (divided by) 258,440 shares) A

INSTITUTIONAL CLASS:                                               $10.37
NET ASSET VALUE, offering price and redemption price per

 share ($732,034 (divided by) 70,587 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INTEREST INCOME                                                         $ 202,894

EXPENSES

Management fee                                             $ 15,172

Transfer agent fees                                         7,387

Distribution fees                                           17,017

Accounting fees and expenses                                30,187

Non-interested trustees' compensation                       26

Custodian fees and expenses                                 840

Registration fees                                           61,809

Audit                                                       15,171

Legal                                                       6,087

Miscellaneous                                               196

 Total expenses before reductions                           153,892

 Expense reductions                                         (108,239)    45,653

NET INTEREST INCOME                                                      157,241

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      6,923

 Futures contracts                                          6,066        12,989

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (56,925)

 Futures contracts                                          (1,263)      (58,188)

NET GAIN (LOSS)                                                          (45,199)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 112,042
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS         YEAR ENDED
                                                         ENDED APRIL 30,    OCTOBER 31,
                                                         1997               1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 157,241          $ 252,837
Net interest income

 Net realized gain (loss)                                 12,989             39,120

 Change in net unrealized appreciation (depreciation)     (58,188)           5,377

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          112,042            297,334
FROM OPERATIONS

Distributions to shareholders                             (157,241)          (252,837)
From net interest income

 From net realized gain                                   (43,520)           -

 TOTAL DISTRIBUTIONS                                      (200,761)          (252,837)

Share transactions - net increase (decrease)              537,570            3,469,707

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 448,851            3,514,204

NET ASSETS

 Beginning of period                                      7,389,939          3,875,735

 End of period                                           $ 7,838,790        $ 7,389,939


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS       SEPTEMBER 3,
      ENDED            1996
      APRIL 30, 1997   (COMMENCEMENT
                       OF OPERATIONS) TO
                       OCTOBER 31,

      (UNAUDITED)      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 10.490     $ 10.290

Income from Investment Operations

 Net interest income                                      .231         .072

 Net realized and unrealized gain (loss)                  (.070)       .200

 Total from investment operations                         .161         .272

Less Distributions

 From net interest income                                 (.231)       (.072)

 From net realized gain                                   (.060)       -

 Total distributions                                      (.291)       (.072)

Net asset value, end of period                           $ 10.360     $ 10.490

TOTAL RETURN B, C                                         1.54%        2.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 201        $ 102

Ratio of expenses to average net assets                   .90% A, D    .90% A,
                                                                      D

Ratio of expenses to average net assets after expense     .89% A, E    .90% A
reductions

Ratio of net interest income to average net assets        4.35% A      4.43% A

Portfolio turnover rate                                   18% A        17%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS       YEAR ENDED    AUGUST 21,
      ENDED            OCTOBER 31,   1995
      APRIL 30, 1997                 (COMMENCEME
                                     NT
                                     OF OPERATIONS)
                                     TO
                                     OCTOBER 31,

      (UNAUDITED)      1996          1995


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.480     $ 10.400   $ 10.000

Income from Investment Operations

 Net interest income                                   .226         .444       .084

 Net realized and unrealized gain (loss)               (.060)       .080       .400

 Total from investment operations                      .166         .524       .484

Less Distributions

 From net interest income                              (.226)       (.444)     (.084)

 From net realized gain                                (.060)       -          -

 Total distributions                                   (.286)       (.444)     (.084)

Net asset value, end of period                        $ 10.360     $ 10.480   $ 10.400

TOTAL RETURN B, C                                      1.59%        5.15%      4.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 4,229      $ 4,125    $ 2,033

Ratio of expenses to average net assets                1.00% A,     1.00% D    1.00% A,
                                                      D                        D

Ratio of expenses to average net assets after          .99% A,      .97% E     1.00% A
expense reductions                                    E

Ratio of net interest income to average net assets     4.29% A      4.30%      4.16% A

Portfolio turnover rate                                18% A        17%        0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS       YEAR ENDED    AUGUST 21, 1995
      ENDED            OCTOBER 31,   (COMMENCEMEN
      APRIL 30, 1997                 T
                                     OF OPERATIONS)
                                     TO
                                     OCTOBER 31,

      (UNAUDITED)      1996          1995


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.470      $ 10.390   $ 10.000

Income from Investment Operations

 Net interest income                                   .192          .375       .074

 Net realized and unrealized gain (loss)               (.050)        .080       .390

 Total from investment operations                      .142          .455       .464

Less Distributions

 From net interest income                              (.192)        (.375)     (.074)

 From net realized gain                                (.060)        -          -

 Total distributions                                   (.252)        (.375)     (.074)

Net asset value, end of period                        $ 10.360      $ 10.470   $ 10.390

TOTAL RETURN B, C                                      1.36%         4.46%      4.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 2,677       $ 2,445    $ 1,161

Ratio of expenses to average net assets                1.65% A, D    1.66% D    1.75% A
                                                                               , D

Ratio of expenses to average net assets after          1.64% A, E    1.62% E    1.75% A
expense reductions

Ratio of net interest income to average net assets     3.63% A       3.62%      3.52% A

Portfolio turnover rate                                18% A         17%        0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS       YEAR ENDED    AUGUST 21, 1995
      ENDED            OCTOBER 31,   (COMMENCEMEN
      APRIL 30, 1997                 T
                                     OF OPERATIONS)
                                     TO
                                     OCTOBER 31,

      (UNAUDITED)      1996          1995


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.470    $ 10.400   $ 10.000

Income from Investment Operations

 Net interest income                                   .239        .468       .095

 Net realized and unrealized gain (loss)               (.040)      .070       .400

 Total from investment operations                      .199        .538       .495

Less Distributions

 From net interest income                              (.239)      (.468)     (.095)

 From net realized gain                                (.060)      -          -

 Total distributions                                   (.299)      (.468)     (.095)

Net asset value, end of period                        $ 10.370    $ 10.470   $ 10.400

TOTAL RETURN B, C                                      1.91%       5.28%      4.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 732       $ 718      $ 683

Ratio of expenses to average net assets                .75% A,     .75% D     .75% A
                                                      D                      , D

Ratio of expenses to average net assets after          .74% A,     .68% E     .75% A
expense reductions                                    E

Ratio of net interest income to average net assets     4.53% A     4.53%      4.75% A

Portfolio turnover rate                                18% A       17%        0%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor New York Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for certain futures and options transactions, and market discount.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,396,202 and $675,162, respectively.
The market value of futures contracts opened and closed during the period amounted to $89,358 and $325,911, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 104      $ 104

CLASS T     5,391      5,391

CLASS B     11,522     3,963

           $ 17,017   $ 9,458

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,085    $ 375

CLASS T     27,851     5,380

CLASS B     95         0 *

           $ 29,031   $ 5,755

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                       TRANSFER   AMOUNT    % OF
                       AGENT                AVERAGE
                                            NET ASSETS

CLASS A                UMB        $ 423      .62

CLASS T                UMB         3,952     .18

CLASS B                UMB         2,398     .19

INSTITUTIONAL CLASS    UMB         614       .17

                                  $ 7,387

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                .90%          $ 23,116

CLASS T                1.00%          39,041

CLASS B                1.65%          28,209

INSTITUTIONAL CLASS    .75%           17,651

                                     $ 108,017

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $222 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 30% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS        YEAR ENDED
                            ENDED APRIL 30,   OCTOBER 31,
                            1997              1996 A

CLASS A

From net interest income    $ 2,978           $ 707

From net realized gain       588               -

Total                       $ 3,566           $ 707

CLASS T

From net interest income    $ 91,783          $ 150,521

From net realized gain       24,294            -

Total                       $ 116,077         $ 150,521

CLASS B

From net interest income    $ 46,135          $ 70,019

From net realized gain       14,507            -

Total                       $ 60,642          $ 70,019

INSTITUTIONAL CLASS

From net interest income    $ 16,345          $ 31,590

From net realized gain       4,131             -

Total                       $ 20,476          $ 31,590

                            $ 200,761         $ 252,837

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
      SHARES                          DOLLARS

      SIX MONTHS        YEAR ENDED    SIX MONTHS        YEAR ENDED
      ENDED APRIL 30,   OCTOBER 31,   ENDED APRIL 30,   OCTOBER 31,

      1997              1996 A        1997              1996 A




CLASS A                           9,337       9,691      $ 98,502     $ 99,722
Shares sold

Reinvestment of distributions     346         67          3,613        699

Shares redeemed                   (19)        -           (201)        -

Net increase (decrease)           9,664       9,758      $ 101,914    $ 100,421

CLASS T                           56,287      226,391    $ 590,277    $ 2,359,874
Shares sold

Reinvestment of distributions     9,279       11,198      97,050       116,533

Shares redeemed                   (51,049)    (39,533)    (533,383)    (411,400)

Net increase (decrease)           14,517      198,056    $ 153,944    $ 2,065,007

CLASS B                           31,136      133,150    $ 324,952    $ 1,388,144
Shares sold

Reinvestment of distributions     3,693       4,418       38,596       45,991

Shares redeemed                   (9,854)     (15,772)    (102,589)    (161,162)

Net increase (decrease)           24,975      121,796    $ 260,959    $ 1,272,973

INSTITUTIONAL CLASS               409         -          $ 4,300      $ -
Shares sold

Reinvestment of distributions     1,981       3,003       20,732       31,306

Shares redeemed                   (409)       -           (4,279)      -

Net increase (decrease)           1,981       3,003      $ 20,753     $ 31,306


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 21,935

CLASS T                 13,443

CLASS B                 12,983

INSTITUTIONAL CLASS     13,448

                       $ 61,809




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Norman Lind, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Intitutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

CALIFORNIA MUNICIPAL INCOME
FUND - CLASS A, CLASS T, AND CLASS B
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              15    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     18    A summary of major shifts in the
                             fund's investments over the last six
                             months.

INVESTMENTS            19    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   23    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  31    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                      PAST 6   PAST 1   LIFE OF
                                                  MONTHS   YEAR     FUND

Advisor California Municipal Income - Class       1.41%    6.24%    3.41%
A

Advisor California Municipal Income - Class A     -2.90%   1.73%    -0.98%
 (incl. max 4.25% sales charge)

Lehman Brothers California Municipal Bond Index   1.78%    6.98%    n/a

California Municipal Debt Funds Average           1.59%    6.58%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers California Municipal Bond Index - a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives as tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 107 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                      PAST 1   LIFE OF
                                                  YEAR     FUND

Advisor California Municipal Income - Class A     6.24%    2.85%

Advisor California Municipal Income - Class A     1.73%    -0.82%
 (incl. max 4.25% sales charge)

Lehman Brothers California Municipal Bond Index   6.98%    n/a

California Municipal Debt Funds Average           6.58%    n/a

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA CA Muni Inc -CL A        LB Municipal Bond
             00254                       LB015
  1996/02/29       9575.00                    10000.00
  1996/03/31       9422.06                     9872.20
  1996/04/30       9389.07                     9844.26
  1996/05/31       9371.81                     9840.32
  1996/06/30       9480.01                     9947.49
  1996/07/31       9571.96                    10038.01
  1996/08/31       9593.68                    10035.60
  1996/09/30       9721.97                    10176.10
  1996/10/31       9836.26                    10291.19
  1996/11/30      10048.65                    10479.52
  1996/12/31       9974.77                    10435.50
  1997/01/31       9980.64                    10455.23
  1997/02/28      10063.62                    10551.20
  1997/03/31       9899.29                    10410.56
  1997/04/30       9975.20                    10497.69
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class A on February 29, 1996, shortly after the fund started, and the current maximum 4.25% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have been $9,975 - a 0.25% decrease on the initial investment. For comparison, look at how the Lehman Brothers
Municipal Bond Index - a total return performance benchmark for investment-grade bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,498 - a 4.98% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                                SIX         FEBRUARY 20, 1996
                                                MONTHS      (COMMENCEMENT
                                                ENDED       OF OPERATIONS) TO
                                                APRIL 30,   OCTOBER 31,

                                                1997        1996

Dividend return                                 2.11%       2.67%

Capital appreciation return                     -0.70%      -0.70%

Total return                                    1.41%       1.97%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997             PAST 1   PAST 6         LIFE OF
                                         MONTH    MONTHS         CLASS

Dividends per share                      3.53%    21.05(cents)   27.67(cents)

Annualized dividend rate                 4.38%    4.27%          4.26%

30-day annualized yield                  n/a      -              -

30-day annualized tax-equivalent yield   n/a      -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.80 over the past one month, $9.95 over the past six months and $9.92 over the life of the class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.
FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                      PAST 6   PAST 1   LIFE OF
                                                  MONTHS   YEAR     FUND

Advisor California Municipal Income - Class       1.46%    6.31%    3.48%
T

Advisor California Municipal Income - Class T     -2.09%   2.59%    -0.14%
 (incl. max 3.50% sales charge)

Lehman Brothers California Municipal Bond Index   1.78%    6.98%    n/a

California Municipal Debt Funds Average           1.59%    6.58%    n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers California Municipal Bond Index - a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 107 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                      PAST 1   LIFE OF
                                                  YEAR     FUND

Advisor California Municipal Income - Class T     6.31%    2.90%

Advisor California Municipal Income - Class T     2.59%    -0.12%
 (incl. max 3.50% sales charge)

Lehman Brothers California Municipal Bond Index   6.98%    n/a

California Municipal Debt Funds Average           6.58%    n/a

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA CA Muni Inc -CL T        LB Municipal Bond
             00609                       LB015
  1996/02/29       9650.00                    10000.00
  1996/03/31       9495.86                     9872.20
  1996/04/30       9462.61                     9844.26
  1996/05/31       9445.22                     9840.32
  1996/06/30       9554.27                     9947.49
  1996/07/31       9646.93                    10038.01
  1996/08/31       9668.82                    10035.60
  1996/09/30       9790.58                    10176.10
  1996/10/31       9914.90                    10291.19
  1996/11/30      10128.07                    10479.52
  1996/12/31      10062.77                    10435.50
  1997/01/31      10057.86                    10455.23
  1997/02/28      10140.75                    10551.20
  1997/03/31       9974.31                    10410.56
  1997/04/30      10060.14                    10497.69
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class T on February 29, 1996, shortly after the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have been $10,060 - a 0.60% increase on the initial investment. For comparison, look at how the Lehman Brothers
Municipal Bond Index - a total return performance benchmark for investment-grade bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,498 - a 4.98% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                                SIX         FEBRUARY 20,
                                                MONTHS      1996
                                                ENDED       (COMMENCEMENT
                                                APRIL 30,   OF OPERATIONS) TO
                                                            OCTOBER 31,

                                                1997        1996

Dividend return                                 2.06%       2.69%

Capital appreciation return                     -0.60%      -0.70%

Total return                                    1.46%       1.99%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997        PAST 1        PAST 6         PAST 1
                                    MONTH         MONTHS         YEAR

Dividends per share                 3.45(cents)   20.57(cents)   40.29(cents)

Annualized dividend rate            4.28%         4.17%          4.09%

30-day annualized yield             4.27%         -              -

30-day annualized tax-equivalent    7.36%         -              -
yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.80 over the past one month, $9.95 over the past six months and $9.85 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 41.95% combined effective 1997 federal and state tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.06% and 5.27%, respectively.
FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Class B's contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                      PAST 6   PAST 1   LIFE OF
                                                  MONTHS   YEAR     FUND

Advisor California Municipal Income - Class       1.14%    5.51%    2.51%
B

Advisor California Municipal Income - Class B     -3.83%   0.51%    -1.43%
 (incl. contingent deferred sales charge)

Lehman Brothers California Municipal Bond Index   1.78%    6.98%    n/a

California Municipal Debt Funds Average           1.59%    6.58%    n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case six months, one year or since the fund began on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers California Municipal Bond Index - a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 107 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                            PAST 1   LIFE OF
                                                        YEAR     FUND

Advisor California Municipal Income - Class             5.51%    2.10%
B

Advisor California Municipal Income - Class B           0.51%    -1.19%
 (incl. contingent deferred sales charge)

Lehman Brothers California Municipal Bond Index         6.98%    n/a

California Municipal Debt Funds Average                 6.58%    n/a

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA CA Muni Inc -CL B        LB Municipal Bond
             00610                       LB015
  1996/02/29      10000.00                    10000.00
  1996/03/31       9828.97                     9872.20
  1996/04/30       9789.24                     9844.26
  1996/05/31       9770.87                     9840.32
  1996/06/30       9878.27                     9947.49
  1996/07/31       9969.43                    10038.01
  1996/08/31       9978.51                    10035.60
  1996/09/30      10099.31                    10176.10
  1996/10/31      10211.87                    10291.19
  1996/11/30      10437.24                    10479.52
  1996/12/31      10364.07                    10435.50
  1997/01/31      10353.26                    10455.23
  1997/02/28      10433.49                    10551.20
  1997/03/31      10256.17                    10410.56
  1997/04/30       9931.87                    10497.69
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class B on February 29, 1996, shortly after the fund started. As the chart shows, by April 30, 1997, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $9,932 - a
0.68% decrease on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,498 - a 4.98% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                                SIX         FEBRUARY 20,
                                                MONTHS      1996
                                                ENDED       (COMMENCEMENT
                                                APRIL 30,   OF OPERATIONS) TO
                                                            OCTOBER 31,

                                                1997        1996

Dividend return                                 1.75%       2.35%

Capital appreciation return                     -0.61%      -1.00%

Total return                                    1.14%       1.35%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997        PAST 1        PAST 6         PAST 1
                                    MONTH         MONTHS         YEAR

Dividends per share                 2.92(cents)   17.38(cents)   34.68(cents)

Annualized dividend rate            3.63%         3.53%          3.53%

30-day annualized yield             3.79%         -              -

30-day annualized tax-equivalent    6.53%         -              -
yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.78 over the past one month, $9.93 over the past six months and $9.83 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 41.95% combined effective 1997 federal and state tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.41% and 5.87%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Fidelity Advisor California Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. For the six-month period ending April 30, 1997, the fund's Class A, Class T and Class B shares had returns of 1.41%, 1.46% and 1.14%, respectively. For comparison purposes, the California municipal debt funds average, as tracked by Lipper Analytical Services, returned 1.59% for the same six-month period and the Lehman Brothers California Municipal Bond Index returned 1.78%. For the 12-month period ending April 30, 1997, the fund's Class A, Class T and Class B shares had returns of 6.24%, 6.31% and 5.51%, respectively, while the California municipal debt funds average, again as tracked by Lipper Analytical Services, returned 6.58% and the Lehman Brothers California Municipal Bond Index returned 6.98%.
Q. THE FEDERAL RESERVE BOARD RAISED INTEREST RATES IN MARCH OF THIS YEAR. DID YOU CHANGE YOUR STRATEGY IN RESPONSE?
A. No, I didn't. I kept the fund's duration - or sensitivity to changes in interest rates - neutral. By that I mean that the fund wasn't structured to take advantage of rising or falling interest rates. Instead, it was structured to match the interest rate sensitivity of the market for California municipal securities. Since it's nearly impossible to consistently predict the direction of interest rates over a long period of time, I don't try to "time the market" by structuring the portfolio to benefit from rising and falling rates. Instead, I focus on individual security selection, looking for securities that for one reason or another may be cheap relative to what I believe their value to be.
Q. WHAT TYPES OF BONDS DID WELL?
A. Baa-rated securities were some of the market's - and the fund's - best performers. The main driver for their strong returns was tightening credit spreads - meaning the yield differential between lower-quality and higher-quality bonds narrowed. As a result, the prices of lower-quality bonds generally performed better than higher-quality securities. Other good performers were non-callable bonds, which can't be redeemed by their issuer prior to maturity. When interest rates fall, municipal issuers often call - or redeem - bonds before their maturity date and issue new bonds as a way to lower their interest costs. Demand for non-callable bonds was strong over the past six months and, as a result, non-callable bonds generally performed better than callable bonds.
Q. WHAT STRATEGIES DID YOU EMPLOY OVER THE PAST SIX MONTHS?
A. I focused on bonds with maturities of between five and 20 years, while keeping the fund's holdings in shorter- and longer-term bonds light. I chose to emphasize intermediate bonds because I believed that their expected total return was greater than that of longer-maturity bonds. Additionally, I did not believe that many longer-term securities offered enough additional yield to compensate investors for their added interest rate sensitivity. All in all, I felt that intermediate maturity bonds were attractive on a risk/return basis.
Q. OVER THE PAST SEVERAL YEARS, THE HEALTH CARE SECTOR HAS UNDERGONE DRAMATIC CHANGE, WHICH IS MOST CLEARLY EVIDENCED BY THE WAVE OF MERGERS AND ACQUISITIONS THAT HAVE TAKEN PLACE. WHAT CHALLENGES HAS THAT CREATED FOR YOU AS A PORTFOLIO MANAGER?
A. It's true that there have been a wave of consolidations in the health care sector, with most of the activity centering on non-profit hospitals being aligned with or bought out by larger, for-profit health organizations. It's increasingly clear that not all health care organizations will survive as we head into an even more competitive environment. I think that the basic challenge presented by this dynamic situation is the volatility now inherent in the health care sector of the municipal market. But with the help of Fidelity's research analysts, I try to identify those hospitals and other health care organizations that I believe will survive and emerge as the stronger players.
Q. THE FUND'S STAKE IN GENERAL OBLIGATION BONDS (GOS) ISSUED BY THE STATE HAS REMAINED THE FUND'S LARGEST SECTOR CONCENTRATION OVER THE PAST SIX MONTHS. WHY WERE THESE SECURITIES ATTRACTIVE?
A. GOs issued by the state are backed by its full faith and credit and are repaid by general revenue, in contrast to revenue from a specific facility or project built with borrowed funds. In my opinion, the state's creditworthiness has improved as its economy has rebounded. In fact, revenue collections have improved to the point where estimates call for California's budget to post $1 billion more in revenues than originally projected. Also, a recent report by the Legislative Analysts Office, a bi-partisan group which provides fiscal and policy information and advice to the State Legislature, stated that the state may have as much as $3.4 billion in added budgetary resources. This is a combination of the increase in revenues and a large reduction in health care and welfare case loads.
Q. WHAT'S YOUR OUTLOOK?
A. From a supply and demand standpoint, I'm optimistic about municipals. I don't expect to see a tremendous amount of new bonds issued, and the increase in supply that we may see will be easily digested if demand remains firm. How municipals fare over the next year will depend heavily on the direction of interest rates, but I don't think anyone can accurately pinpoint where interest rates will be even six months from now. That said, we may continue to see some volatility in the bond market as long as there are conflicting signs about the economy and inflation trends.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income free from federal
income tax and California
state personal income tax by
investing primarily in
municipal securities
START DATE: February 20,
1996
SIZE: as of April 30, 1997,
more than $4 million
MANAGER: Jonathan Short,
since inception; joined
Fidelity in 1990
(checkmark)
JONATHAN SHORT ON CALIFORNIA'S
ECONOMY:
"The strength of California's
economic rebound is an
important component in the
overall performance of
California municipal bonds.
For a number of reasons, I am
optimistic about California's
economy. The first is
employment growth, which
continues to outpace the
nation as a whole. Second,
the state budget is posting
revenues well ahead of
projections, thanks mostly to
rising tax collections. Third,
the rebound has grown to be
more broad-based, with
Southern California finally
showing improvements after
lagging the northern part of
the state. Finally, permits to
build new houses have
increased and sales of
existing homes seem to have
stabilized."
INVESTMENT CHANGES


TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

General Obligation   20.4           23.8

Water & Sewer        20.1           19.3

Special Tax          10.1           10.8

Electric Revenue     9.8            10.5

Lease Revenue        9.2            9.8

AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
               6 MONTHS AGO

Years   14.4   14.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
              6 MONTHS AGO

Years   7.6   7.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF APRIL 30, 1997 AS OF OCTOBER 31, 1996
Aaa 46.1%
Aa, A 38.3%
Baa 9.6%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 6.0%
Aaa 47.0%
Aa, A 36.5%
Baa 10.1%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 6.4%
Row: 1, Col: 1, Value: 46.1
Row: 1, Col: 2, Value: 38.3
Row: 1, Col: 3, Value: 9.6
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 6.0
Row: 1, Col: 1, Value: 47.0
Row: 1, Col: 2, Value: 36.5
Row: 1, Col: 3, Value: 10.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 6.4
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A
PERCENTAGE OF THE FUND'S INVESTMENTS.
FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENTS APRIL 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 94.0%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CALIFORNIA - 94.0%
Cabrillo Unified School Dist. (Cap. Appreciation)
Series A, 0% 8/1/10 (AMBAC Insured)  Aaa $ 200,000 $ 94,500
California Dept. Wtr. Resource Rev.
(Central Valley Proj.) 5% 12/1/22  Aa  200,000  177,500
California Edl. Facs. Auth. Rev.:
(Santa Clara Univ.) 5% 9/1/15 (MBIA Insured)  Aaa  100,000  92,125
 (Univ. of Southern California) Series A,
 5.65% 10/1/10 (f)  Aa3  100,000  99,500
California Edl. Facs. Auth. Rev. Student Loan
(California Loan Program) Series A, 6%
3/1/16 (MBIA Insured) (c)  Aaa  100,000  99,875
California Hsg. Fin. Agcy. Rev. (Home Mtg.) (c):
Series E, 6.375% 8/1/27  Aa2  200,000  202,500
 Series L, 5.70% 8/1/25 (MBIA Insured)  Aaa  100,000  100,125
 Series R, 5.25% 8/1/16 (MBIA Insured)  Aaa  100,000  99,250
California Gen. Oblig.:
 (Various Purpose) Unltd. Tax Rfdg.
 5.60% 9/1/21  A1  100,000  96,375
 (Various Purpose) Unltd. Tax 7% 3/1/06  A1  90,000  102,038
 6% 10/1/08  A1  100,000  107,000
 6.50% 9/1/10  A1  150,000  165,937
 5.75% 11/1/12  A1  130,000  133,737
California Poll. Cont. Fing. Auth. Poll. Cont.
Rev. Rfdg. (San Diego Gas & Elec.)
Series A, 5.90% 6/1/14  A2  100,000  101,875
California Pub. Works Board Lease Rev.:
(Various Community College Projs.) Series C,
 6% 3/1/05 (AMBAC Insured)  Aaa  80,000  84,900
 (Various Univ. of California Projs.)
 Series B, 5% 6/1/05  A1  230,000  230,287
California Statewide Communities Dev. Auth.
Rev. Ctfs. of Prtn. (Children's Hosp.) 6%
6/1/13 (MBIA Insured)  Aaa  100,000  104,250
Central Coast Wtr. Auth. Rev. Rfdg. (State Wtr.
Proj. Regional Facs.) Series A,
5% 10/1/16 (AMBAC Insured)  Aaa  100,000  91,375
Central Valley Fing. Auth. Cogeneration Proj.
Rev. (Carson Ice Gen. Proj.) 5.70% 7/1/03  BBB  100,000  102,000
Contra Costa Schools Fing. Auth. Rev. (Vista
Unified School Dist. School Sites) Series A,
0% 9/1/17 (AMBAC Insured)
(Pre-Refunded to 9/1/02 @ 36.34) (d)  Aaa  400,000  112,000
Duarte Ctfs. of Prtn. (City of Hope Nat'l.
Med. Ctr.) 6.25% 4/1/23  Baa1  100,000  100,000
East Bay Muni. Util. Dist. Wtr. Sys. Rev.:
6% 6/1/01 (FGIC Insured)  Aaa  75,000  78,938
 6% 6/1/06 (FGIC Insured)  Aaa  100,000  107,625
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
East Bay Muni. Util. Dist. Wastewtr. Treatment
Sys. Rev. 6.50% 6/1/24 (AMBAC Insured)
(Pre-Refunded to 6/1/04 @ 102) (d)  Aaa $ 75,000 $ 83,156
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev.
(Sr. Lien) Series A, 6% 1/1/34  Baa  100,000  96,625
Fresno Swr. Rev. Series A-1, 5% 9/1/08
(AMBAC Insured)  Aaa  100,000  97,875
Los Angeles County Convention & Exhibition Ctr.
Auth. Rev. Rfdg. (Lease Rev.) Series A,
6% 8/15/10 (MBIA Insured)  Aaa  100,000  106,125
Los Angeles County Ctfs. of Prtn. (Cap. Appreciation)
(Disney Parking Proj.) 0% 9/1/16  Baa1  100,000  28,875
Los Angeles County Trans. Commission Sales
Tax Rev. Rfdg. Series B, 6.50% 7/1/10 (e)  A1  150,000  165,750
Los Angeles Hbr. Dept. Rev.:
Series B, 5.25% 11/1/05 (c)  Aa  100,000  101,000
 7.60% 10/1/18 (Escrowed to Maturity) (d)  Aa  100,000  121,625
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev. Rfdg. Series B:
 4.75% 7/1/09 (MBIA Insured)  Aaa  100,000  94,500
  4.75% 7/1/21 (MBIA Insured)  Aaa  100,000  85,375
Northern California Pwr. Agcy. Pub. Pwr. Rev. Rfdg.
(Geothermal Proj.) Series A, 5.85% 7/1/10
(AMBAC Insured)  Aaa  100,000  104,250
Sacramento Fing. Auth. Lease Rev. Rfdg. Series A,
5.40% 11/1/20 (AMBAC Insured)  Aaa  75,000  71,438
San Bernadino County Ctfs. of Prtn. Rfdg.
(Med. Ctr. Fing. Proj.) 5.25% 8/1/04  Baa1  150,000  149,250
San Diego County Reg'l. Trans. Commission
Sales Tax Rev. Second Series A, 5.25% 4/1/02
(AMBAC Insured)  Aaa  150,000  153,188
San Francisco Bay Area Rapid Transit Dist. Sales
Tax Rev. 5.50% 7/1/20 (FGIC Insured)  Aaa  100,000  96,375
San Francisco City & County Swr. Rev. Rfdg.
5.50% 10/1/01 (AMBAC Insured)  Aaa  75,000  77,625
San Joaquin County Ctfs. of Prtn.
(General Hosp. Proj.) 5.80% 9/1/02  A  100,000  102,250
San Jose Redev. Agcy. Tax Allocation (Merged Area
Redev. Proj.) 5% 8/1/20 (MBIA Insured)  Aaa  100,000  89,375
Santa Rosa Wastewtr. Rev. Rfdg. & Sub Reg'l.
Wastewtr. Proj. Series A, 4.75% 9/1/16
(FGIC Insured)  Aaa  100,000  87,500
Turlock Irrigation Dist. Rev. Rfdg. Series A,
6% 1/1/07 (MBIA Insured)  Aaa  75,000  79,781
TOTAL MUNICIPAL BONDS
(Cost $4,667,510)  $ 4,675,650
MUNICIPAL NOTES (B) - 6.0%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CALIFORNIA - 6.0%
California Poll. Cont. Fing. Auth. Poll. Cont.
Rev. Rfdg. (Pacific Gas & Elec.)
Series 1996 G, 4%, VRDN (c)  VMIG 1 $ 100,000 $ 100,000
California Poll. Cont. Fing. Auth. Resources Recovery
Rev. (Ultra Pwr. Rocklin Proj.) Series 1988 A, 4%,
LOC Bank of America, VRDN (c)  P-1  100,000  100,000
Orange County Wtr. Dist. Ctfs. of Prtn. Rev.
Series 1990 B, 3.70%,
LOC Nat'l. Westminster Bank, VRDN  VMIG 1  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $300,000)   300,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $4,967,510)  $ 4,975,650
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
1 Municipal Bond Index Contract   June 1997 $ 114,375 $ (1,634)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.3%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $55,250.
6. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 84.4% AAA, AA, A 87.4%
Baa 7.5% BBB  4.6%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  20.4%
Water & Sewer   20.1
Special Tax  10.1
Electric Revenue  9.8
Lease Revenue  9.2
Housing  8.1
Escrowed/Prerefunded  6.4
Education  5.9
Others (individually less than 5%)   10.0
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $4,967,510. Net unrealized appreciation aggregated $8,140, of which $45,476 related to appreciated investment securities and $37,336 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $4,000 which will expire on October 31, 2004.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $4,967,510) -               $ 4,975,650
See accompanying schedule

Cash                                                                  61,121

Interest receivable                                                   66,055

Prepaid expenses                                                      6,708

Receivable from investment adviser for expense                        8,093
reductions

 TOTAL ASSETS                                                         5,117,627

LIABILITIES

Payable for investments purchased delayed delivery        $ 99,915

Payable for fund shares redeemed                           970

Distributions payable                                      3,831

Payable for daily variation on futures contracts           438

Other payables and accrued expenses                        31,124

 TOTAL LIABILITIES                                                    136,278

NET ASSETS                                                           $ 4,981,349

Net Assets consist of:

Paid in capital                                                      $ 4,981,423

Accumulated undistributed net realized gain (loss)                    (6,580)
on investments

Net unrealized appreciation (depreciation) on                         6,506
investments

NET ASSETS                                                           $ 4,981,349


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 APRIL 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                           $9.86
CLASS A:
NET ASSET VALUE and redemption price per share
 ($137,118 (divided by) 13,902 shares)

Maximum offering price per share (100/95.75 of $9.86)           $10.30

CLASS T:                                                        $9.87
NET ASSET VALUE and redemption price per share
 ($2,278,655 (divided by) 230,937 shares)

Maximum offering price per share (100/96.50 of $9.87)           $10.23

CLASS B:                                                        $9.84
NET ASSET VALUE and offering price per share
 ($676,175 (divided by) 68,704 shares) A

INSTITUTIONAL CLASS:                                            $9.81
NET ASSET VALUE, offering price and redemption price per share ($1,889,401 (divided by) 192,593 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INTEREST INCOME                                                        $ 125,315

EXPENSES

Management fee                                             $ 9,498

Transfer agent fees                                         4,564

Distribution fees                                           5,858

Accounting fees and expenses                                30,642

Non-interested trustees' compensation                       9

Custodian fees and expenses                                 828

Registration fees                                           54,879

Audit                                                       14,934

Legal                                                       43

Miscellaneous                                               62

 Total expenses before reductions                           121,317

 Expense reductions                                         (97,740)    23,577

NET INTEREST INCOME                                                     101,738

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (2,768)

 Futures contracts                                          (2,872)     (5,640)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (30,434)

 Futures contracts                                          1,781       (28,653)

NET GAIN (LOSS)                                                         (34,293)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 67,445
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS         FEBRUARY 20,
                                                          ENDED APRIL 30,    1996
                                                          1997               (COMMENCEMENT
                                                          (UNAUDITED)        OF OPERATIONS) TO
                                                                             OCTOBER 31,
                                                                             1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 101,738          $ 98,467
Net interest income

 Net realized gain (loss)                                  (5,640)            (856)

 Change in net unrealized appreciation (depreciation)      (28,653)           35,159

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           67,445             132,770
FROM OPERATIONS

Distributions to shareholders from net interest income     (101,738)          (98,467)

Share transactions - net increase (decrease)               182,663            4,798,676

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  148,370            4,832,979

NET ASSETS

 Beginning of period                                       4,832,979          -

 End of period                                            $ 4,981,349        $ 4,832,979


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS       YEAR ENDED
      ENDED            OCTOBER 31,
      APRIL 30, 1997

      (UNAUDITED)      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 9.930      $ 9.750

Income from Investment Operations

 Net interest income                                      .211         .066

 Net realized and unrealized gain (loss)                  (.070)       .180

 Total from investment operations                         .141         .246

Less Distributions

 From net interest income                                 (.211)       (.066)

Net asset value, end of period                           $ 9.860      $ 9.930

TOTAL RETURN B, C                                         1.41%        2.53%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 137        $ 102

Ratio of expenses to average net assets                   .90% A, D    .90% A,
                                                                       D

Ratio of expenses to average net assets after expense     .89% A, E    .90% A
reductions

Ratio of net interest income to average net assets        4.27% A      3.98% A

Portfolio turnover rate                                   13% A        21% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS         FEBRUARY 20,
      ENDED APRIL 30,    1996
      1997               (COMMENCEMENT
                         OF OPERATIONS) TO
                         OCTOBER 31,

      (UNAUDITED)        1996


SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 9.920       $ 10.000

Income from Investment Operations

 Net interest income                                      .206          .261

 Net realized and unrealized gain (loss)                  (.050)        (.080) D

 Total from investment operations                         .156          .181

Less Distributions

 From net interest income                                 (.206)        (.261)

Net asset value, end of period                           $ 9.870       $ 9.920

TOTAL RETURN B, C                                         1.46%         1.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 2,279       $ 2,244

Ratio of expenses to average net assets                   1.00% A, E    1.00% A,
                                                                        E

Ratio of expenses to average net assets after expense     .99% A, F     .87% A,
reductions                                                              F

Ratio of net interest income to average net assets        4.21% A       3.92% A

Portfolio turnover rate                                   13% A         21% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS         FEBRUARY 20, 1996
      ENDED APRIL 30,    (COMMENCEMENT
      1997               OF OPERATIONS) TO
                         OCTOBER 31,

      (UNAUDITED)        1996


SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 9.900       $ 10.000

Income from Investment Operations

 Net interest income                                      .174          .229

 Net realized and unrealized gain (loss)                  (.060)        (.100) D

 Total from investment operations                         .114          .129

Less Distributions

 From net interest income                                 (.174)        (.229)

Net asset value, end of period                           $ 9.840       $ 9.900

TOTAL RETURN B, C                                         1.14%         1.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 676         $ 646

Ratio of expenses to average net assets                   1.65% A, E    1.65% A,
                                                                        E

Ratio of expenses to average net assets after expense     1.64% A, F    1.62% A,
reductions                                                              F

Ratio of net interest income to average net assets        3.64% A       3.38% A

Portfolio turnover rate                                   13% A         21% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS         FEBRUARY 20,
      ENDED APRIL 30,    1996,
      1997               (COMMENCEMENT
                         OF OPERATIONS) TO
                         OCTOBER 31,

      (UNAUDITED)        1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 9.910      $ 10.000

Income from Investment Operations

 Net interest income                                      .217         .307

 Net realized and unrealized gain (loss)                  (.100)       (.090) D

 Total from investment operations                         .117         .217

Less Distributions

 From net interest income                                 (.217)       (.307)

Net asset value, end of period                           $ 9.810      $ 9.910

TOTAL RETURN B, C                                         1.18%        2.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 1,889      $ 1,841

Ratio of expenses to average net assets                   .75% A, E    .75% A,
                                                                       E

Ratio of expenses to average net assets after expense     .74% A, F    .72% A,
reductions                                                             F

Ratio of net interest income to average net assets        4.48% A      4.51% A

Portfolio turnover rate                                   13% A        21% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor California Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount and capital loss carryforwards. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $594,877 and $297,793, respectively.
The market value of futures contracts opened and closed during the period amounted to $574,298 and $576,889, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annualized rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 92      $ 92

CLASS T     2,737     2,737

CLASS B     3,029     838

           $ 5,858   $ 3,667

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 4,215    $ 0

CLASS T     27,189     1,072

CLASS B     0          0 *

           $ 31,404   $ 1,072

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                       TRANSFER   AMOUNT    % OF
                       AGENT                AVERAGE
                                            NET ASSETS

CLASS A                UMB        $ 402      .66

CLASS T                UMB         2,060     .19

CLASS B                UMB         743       .22

INSTITUTIONAL CLASS    UMB         1,359     .15

                                  $ 4,564

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                .90%          $ 15,608

CLASS T                1.00%          33,476

CLASS B                1.65%          18,872

INSTITUTIONAL CLASS    .75%           29,560

                                     $ 97,516

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $224 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS         YEAR ENDED
                            ENDED APRIL 30,    OCTOBER 31,
                            1997               1996 A, B

CLASS A

From net interest income    $ 2,606            $ 635

CLASS T

From net interest income     45,806             32,566

CLASS B

From net interest income     12,098             9,737

INSTITUTIONAL CLASS

From net interest income     41,228             55,529

                            $ 101,738          $ 98,467

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B DISTRIBUTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO
 OCTOBER 31, 1996.
7. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 43.4% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 10.05%.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS        YEAR ENDED    SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,   ENDED APRIL 30,   OCTOBER 31,

                                 1997              1996 A, B     1997              1996 A, B



CLASS A                           3,369             10,225       $ 33,518          $ 99,695
Shares sold

Reinvestment of distributions     260               68            2,585             677
from net interest income

Shares redeemed                   (20)              -             (200)             -

Net increase (decrease)           3,609             10,293       $ 35,903          $ 100,372

CLASS T                           36,651            248,275      $ 362,431         $ 2,423,465
Shares sold

Reinvestment of distributions     2,354             2,001         23,458            19,573
from net interest income

Shares redeemed                   (34,235)          (24,109)      (340,970)         (235,454)

Net increase (decrease)           4,770             226,167      $ 44,919          $ 2,207,584

CLASS B                           3,840             64,662       $ 38,126          $ 629,107
Shares sold

Reinvestment of distributions     692               573           6,878             5,592
from net interest income

Shares redeemed                   (1,063)           -             (10,424)          -

Net increase (decrease)           3,469             65,235       $ 34,580          $ 634,699

INSTITUTIONAL CLASS               2,717             180,001      $ 26,500          $ 1,800,010
Shares sold

Reinvestment of distributions     4,115             5,760         40,761            56,011
from net interest income

Shares redeemed                   -                 -             -                 -

Net increase (decrease)           6,832             185,761      $ 67,261          $ 1,856,021


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO
 OCTOBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 14,286

CLASS T                 14,186

CLASS B                 12,688

INSTITUTIONAL CLASS     13,719

                       $ 54,879

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
Robert M. Gates *
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

CALIFORNIA MUNICIPAL INCOME
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the last six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   15    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  23    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                      PAST 6   PAST 1   LIFE OF
                                                  MONTHS   YEAR     FUND

Advisor California Municipal Income -             1.18%    6.50%    3.48%
 Institutional Class

Lehman Brothers California Municipal Bond Index   1.78%    6.98%    n/a

California Municipal Debt Funds Average           1.59%    6.58%    n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Lehman Brothers California Municipal Bond Index - a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives as tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 107 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                      PAST 1   LIFE OF
                                                  YEAR     FUND

Advisor California Municipal Income -             6.50%    2.91%
 Institutional Class

Lehman Brothers California Municipal Bond Index   6.98%    n/a

California Municipal Debt Funds Average           6.58%    n/a

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA CA Muni Inc -CL I        LB Municipal Bond
             00649                       LB015
  1996/02/29      10000.00                    10000.00
  1996/03/31       9837.64                     9872.20
  1996/04/30       9788.27                     9844.26
  1996/05/31       9788.23                     9840.32
  1996/06/30       9915.06                     9947.49
  1996/07/31      10003.95                    10038.01
  1996/08/31      10021.32                    10035.60
  1996/09/30      10160.66                    10176.10
  1996/10/31      10302.56                    10291.19
  1996/11/30      10495.36                    10479.52
  1996/12/31      10419.06                    10435.50
  1997/01/31      10416.07                    10455.23
  1997/02/28      10514.85                    10551.20
  1997/03/31      10333.01                    10410.56
  1997/04/30      10424.52                    10497.69
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund -
Institutional Class on February 29, 1996, shortly after the fund started.
As the chart shows, by April 30, 1997, the value of the investment would have been $10,425 - a 4.25% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,498 - a 4.98% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                                SIX         FEBRUARY 20,
                                                MONTHS      1996
                                                ENDED       (COMMENCEMENT
                                                APRIL 30,   OF OPERATIONS) TO
                                                            OCTOBER 31,

                                                1997        1996

Dividend return                                 2.19%       3.17%

Capital appreciation return                     -1.01%      -0.90%

Total return                                    1.18%       2.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997             PAST 1   PAST 6         PAST 1
                                         MONTH    MONTHS         YEAR

Dividends per share                      3.64%    21.75(cents)   43.74(cents)

Annualized dividend rate                 4.54%    4.43%          4.46%

30-day annualized yield                  4.70%    -              -

30-day annualized tax-equivalent yield   8.10%    -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.75 over the past one month, $9.90 over the past six months and $9.80 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 41.95% combined effective 1997 federal and state tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.41% and 5.87%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Fidelity Advisor California Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. For the six-month and 12-month periods ending April 30, 1997, the fund's Institutional Class shares had returns of 1.18% and 6.50%, respectively. For comparison, the California municipal debt funds average, as tracked by Lipper Analytical Services, returned 1.59% and 6.58% for the same periods. The Lehman Brothers California Municipal Bond Index returned 1.78% for the same six-month period and 6.98% for the same 12-month period.
Q. THE FEDERAL RESERVE BOARD RAISED INTEREST RATES IN MARCH OF THIS YEAR. DID YOU CHANGE YOUR STRATEGY IN RESPONSE?
A. No, I didn't. I kept the fund's duration - or sensitivity to changes in interest rates - neutral. By that I mean that the fund wasn't structured to take advantage of rising or falling interest rates. Instead, it was structured to match the interest rate sensitivity of the market for California municipal securities. Since it's nearly impossible to consistently predict the direction of interest rates over a long period of time, I don't try to "time the market" by structuring the portfolio to benefit from rising and falling rates. Instead, I focus on individual security selection, looking for securities that for one reason or another may be cheap relative to what I believe their value to be.
Q. WHAT TYPES OF BONDS DID WELL?
A. Baa-rated securities were some of the market's - and the fund's - best performers. The main driver for their strong returns was tightening credit spreads - meaning the yield differential between lower-quality and higher-quality bonds narrowed. As a result, the prices of lower-quality bonds generally performed better than higher-quality securities. Other good performers were non-callable bonds, which can't be redeemed by their issuer prior to maturity. When interest rates fall, municipal issuers often call - or redeem - bonds before their maturity date and issue new bonds as a way to lower their interest costs. Demand for non-callable bonds was strong over the past six months and, as a result, non-callable bonds generally performed better than callable bonds.
Q. WHAT STRATEGIES DID YOU EMPLOY OVER THE PAST SIX MONTHS?
A. I focused on bonds with maturities of between five and 20 years, while keeping the fund's holdings in shorter- and longer-term bonds light. I chose to emphasize intermediate bonds because I believed that their expected total return was greater than that of longer-maturity bonds. Additionally, I did not believe that many longer-term securities offered enough additional yield to compensate investors for their added interest rate sensitivity. All in all, I felt that intermediate maturity bonds were attractive on a risk/return basis.
Q. OVER THE PAST SEVERAL YEARS, THE HEALTH CARE SECTOR HAS UNDERGONE DRAMATIC CHANGE, WHICH IS MOST CLEARLY EVIDENCED BY THE WAVE OF MERGERS AND ACQUISITIONS THAT HAVE TAKEN PLACE. WHAT CHALLENGES HAS THAT CREATED FOR YOU AS A PORTFOLIO MANAGER?
A. It's true that there have been a wave of consolidations in the health care sector, with most of the activity centering on non-profit hospitals being aligned with or bought out by larger, for-profit health organizations. It's increasingly clear that not all health care organizations will survive as we head into an even more competitive environment. I think that the basic challenge presented by this dynamic situation is the volatility now inherent in the health care sector of the municipal market. But with the help of Fidelity's research analysts, I try to identify those hospitals and other health care organizations that I believe will survive and emerge as the stronger players.
Q. THE FUND'S STAKE IN GENERAL OBLIGATION BONDS (GOS) ISSUED BY THE STATE HAS REMAINED THE FUND'S LARGEST SECTOR CONCENTRATION OVER THE PAST SIX MONTHS. WHY WERE THESE SECURITIES ATTRACTIVE?
A. GOs issued by the state are backed by its full faith and credit and are repaid by general revenue, in contrast to revenue from a specific facility or project built with borrowed funds. In my opinion, the state's creditworthiness has improved as its economy has rebounded. In fact, revenue collections have improved to the point where estimates call for California's budget to post $1 billion more in revenues than originally projected. Also, a recent report by the Legislative Analysts Office, a bi-partisan group which provides fiscal and policy information and advice to the State Legislature, stated that the state may have as much as $3.4 billion in added budgetary resources. This is a combination of the increase in revenues and a large reduction in health care and welfare case loads.
Q. WHAT'S YOUR OUTLOOK?
A. From a supply and demand standpoint, I'm optimistic about municipals. I don't expect to see a tremendous amount of new bonds issued, and the increase in supply that we may see will be easily digested if demand remains firm. How municipals fare over the next year will depend heavily on the direction of interest rates, but I don't think anyone can accurately pinpoint where interest rates will be even six months from now. That said, we may continue to see some volatility in the bond market as long as there are conflicting signs about the economy and inflation trends.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income free from federal
income tax and California
state personal income tax by
investing primarily in
municipal securities
START DATE: February 20,
1996
SIZE: as of April 30, 1997,
more than $4 million
MANAGER: Jonathan Short,
since inception; joined
Fidelity in 1990
(checkmark)
JONATHAN SHORT ON CALIFORNIA'S
ECONOMY:
"The strength of California's
economic rebound is an
important component in the
overall performance of
California municipal bonds.
For a number of reasons, I am
optimistic about California's
economy. The first is
employment growth, which
continues to outpace the
nation as a whole. Second,
the state budget is posting
revenues well ahead of
projections, thanks mostly to
rising tax collections. Third,
the rebound has grown to be
more broad-based, with
Southern California finally
showing improvements after
lagging the northern part of
the state. Finally, permits to
build new houses have
increased and sales of
existing homes seem to have
stabilized."
INVESTMENT CHANGES


TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

General Obligation   20.4           23.8

Water & Sewer        20.1           19.3

Special Tax          10.1           10.8

Electric Revenue     9.8            10.5

Lease Revenue        9.2            9.8

AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
               6 MONTHS AGO

Years   14.4   14.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
              6 MONTHS AGO

Years   7.6   7.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF APRIL 30, 1997 AS OF OCTOBER 31, 1996
Aaa 46.1%
Aa, A 38.3%
Baa 9.6%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 6.0%
Aaa 47.0%
Aa, A 36.5%
Baa 10.1%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 6.4%
Row: 1, Col: 1, Value: 46.1
Row: 1, Col: 2, Value: 38.3
Row: 1, Col: 3, Value: 9.6
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 6.0
Row: 1, Col: 1, Value: 47.0
Row: 1, Col: 2, Value: 36.5
Row: 1, Col: 3, Value: 10.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 6.4
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A
PERCENTAGE OF THE FUND'S INVESTMENTS.
FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENTS APRIL 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 94.0%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CALIFORNIA - 94.0%
Cabrillo Unified School Dist. (Cap. Appreciation)
Series A, 0% 8/1/10 (AMBAC Insured)  Aaa $ 200,000 $ 94,500
California Dept. Wtr. Resource Rev.
(Central Valley Proj.) 5% 12/1/22  Aa  200,000  177,500
California Edl. Facs. Auth. Rev.:
(Santa Clara Univ.) 5% 9/1/15 (MBIA Insured)  Aaa  100,000  92,125
 (Univ. of Southern California) Series A,
 5.65% 10/1/10 (f)  Aa3  100,000  99,500
California Edl. Facs. Auth. Rev. Student Loan
(California Loan Program) Series A, 6%
3/1/16 (MBIA Insured) (c)  Aaa  100,000  99,875
California Hsg. Fin. Agcy. Rev. (Home Mtg.) (c):
Series E, 6.375% 8/1/27  Aa2  200,000  202,500
 Series L, 5.70% 8/1/25 (MBIA Insured)  Aaa  100,000  100,125
 Series R, 5.25% 8/1/16 (MBIA Insured)  Aaa  100,000  99,250
California Gen. Oblig.:
 (Various Purpose) Unltd. Tax Rfdg.
 5.60% 9/1/21  A1  100,000  96,375
 (Various Purpose) Unltd. Tax 7% 3/1/06  A1  90,000  102,038
 6% 10/1/08  A1  100,000  107,000
 6.50% 9/1/10  A1  150,000  165,937
 5.75% 11/1/12  A1  130,000  133,737
California Poll. Cont. Fing. Auth. Poll. Cont.
Rev. Rfdg. (San Diego Gas & Elec.)
Series A, 5.90% 6/1/14  A2  100,000  101,875
California Pub. Works Board Lease Rev.:
(Various Community College Projs.) Series C,
 6% 3/1/05 (AMBAC Insured)  Aaa  80,000  84,900
 (Various Univ. of California Projs.)
 Series B, 5% 6/1/05  A1  230,000  230,287
California Statewide Communities Dev. Auth.
Rev. Ctfs. of Prtn. (Children's Hosp.) 6%
6/1/13 (MBIA Insured)  Aaa  100,000  104,250
Central Coast Wtr. Auth. Rev. Rfdg. (State Wtr.
Proj. Regional Facs.) Series A,
5% 10/1/16 (AMBAC Insured)  Aaa  100,000  91,375
Central Valley Fing. Auth. Cogeneration Proj.
Rev. (Carson Ice Gen. Proj.) 5.70% 7/1/03  BBB  100,000  102,000
Contra Costa Schools Fing. Auth. Rev. (Vista
Unified School Dist. School Sites) Series A,
0% 9/1/17 (AMBAC Insured)
(Pre-Refunded to 9/1/02 @ 36.34) (d)  Aaa  400,000  112,000
Duarte Ctfs. of Prtn. (City of Hope Nat'l.
Med. Ctr.) 6.25% 4/1/23  Baa1  100,000  100,000
East Bay Muni. Util. Dist. Wtr. Sys. Rev.:
6% 6/1/01 (FGIC Insured)  Aaa  75,000  78,938
 6% 6/1/06 (FGIC Insured)  Aaa  100,000  107,625
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
East Bay Muni. Util. Dist. Wastewtr. Treatment
Sys. Rev. 6.50% 6/1/24 (AMBAC Insured)
(Pre-Refunded to 6/1/04 @ 102) (d)  Aaa $ 75,000 $ 83,156
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev.
(Sr. Lien) Series A, 6% 1/1/34  Baa  100,000  96,625
Fresno Swr. Rev. Series A-1, 5% 9/1/08
(AMBAC Insured)  Aaa  100,000  97,875
Los Angeles County Convention & Exhibition Ctr.
Auth. Rev. Rfdg. (Lease Rev.) Series A,
6% 8/15/10 (MBIA Insured)  Aaa  100,000  106,125
Los Angeles County Ctfs. of Prtn. (Cap. Appreciation)
(Disney Parking Proj.) 0% 9/1/16  Baa1  100,000  28,875
Los Angeles County Trans. Commission Sales
Tax Rev. Rfdg. Series B, 6.50% 7/1/10 (e)  A1  150,000  165,750
Los Angeles Hbr. Dept. Rev.:
Series B, 5.25% 11/1/05 (c)  Aa  100,000  101,000
 7.60% 10/1/18 (Escrowed to Maturity) (d)  Aa  100,000  121,625
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev. Rfdg. Series B:
 4.75% 7/1/09 (MBIA Insured)  Aaa  100,000  94,500
  4.75% 7/1/21 (MBIA Insured)  Aaa  100,000  85,375
Northern California Pwr. Agcy. Pub. Pwr. Rev. Rfdg.
(Geothermal Proj.) Series A, 5.85% 7/1/10
(AMBAC Insured)  Aaa  100,000  104,250
Sacramento Fing. Auth. Lease Rev. Rfdg. Series A,
5.40% 11/1/20 (AMBAC Insured)  Aaa  75,000  71,438
San Bernadino County Ctfs. of Prtn. Rfdg.
(Med. Ctr. Fing. Proj.) 5.25% 8/1/04  Baa1  150,000  149,250
San Diego County Reg'l. Trans. Commission
Sales Tax Rev. Second Series A, 5.25% 4/1/02
(AMBAC Insured)  Aaa  150,000  153,188
San Francisco Bay Area Rapid Transit Dist. Sales
Tax Rev. 5.50% 7/1/20 (FGIC Insured)  Aaa  100,000  96,375
San Francisco City & County Swr. Rev. Rfdg.
5.50% 10/1/01 (AMBAC Insured)  Aaa  75,000  77,625
San Joaquin County Ctfs. of Prtn.
(General Hosp. Proj.) 5.80% 9/1/02  A  100,000  102,250
San Jose Redev. Agcy. Tax Allocation (Merged Area
Redev. Proj.) 5% 8/1/20 (MBIA Insured)  Aaa  100,000  89,375
Santa Rosa Wastewtr. Rev. Rfdg. & Sub Reg'l.
Wastewtr. Proj. Series A, 4.75% 9/1/16
(FGIC Insured)  Aaa  100,000  87,500
Turlock Irrigation Dist. Rev. Rfdg. Series A,
6% 1/1/07 (MBIA Insured)  Aaa  75,000  79,781
TOTAL MUNICIPAL BONDS
(Cost $4,667,510)  $ 4,675,650
MUNICIPAL NOTES (B) - 6.0%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CALIFORNIA - 6.0%
California Poll. Cont. Fing. Auth. Poll. Cont.
Rev. Rfdg. (Pacific Gas & Elec.)
Series 1996 G, 4%, VRDN (c)  VMIG 1 $ 100,000 $ 100,000
California Poll. Cont. Fing. Auth. Resources Recovery
Rev. (Ultra Pwr. Rocklin Proj.) Series 1988 A, 4%,
LOC Bank of America, VRDN (c)  P-1  100,000  100,000
Orange County Wtr. Dist. Ctfs. of Prtn. Rev.
Series 1990 B, 3.70%,
LOC Nat'l. Westminster Bank, VRDN  VMIG 1  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $300,000)   300,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $4,967,510)  $ 4,975,650
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
1 Municipal Bond Index Contract   June 1997 $ 114,375 $ (1,634)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.3%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $55,250.
6. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 84.4% AAA, AA, A 87.4%
Baa 7.5% BBB  4.6%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  20.4%
Water & Sewer   20.1
Special Tax  10.1
Electric Revenue  9.8
Lease Revenue  9.2
Housing  8.1
Escrowed/Prerefunded  6.4
Education  5.9
Others (individually less than 5%)   10.0
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $4,967,510. Net unrealized appreciation aggregated $8,140, of which $45,476 related to appreciated investment securities and $37,336 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $4,000 which will expire on October 31, 2004.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $4,967,510) -               $ 4,975,650
See accompanying schedule

Cash                                                                  61,121

Interest receivable                                                   66,055

Prepaid expenses                                                      6,708

Receivable from investment adviser for expense                        8,093
reductions

 TOTAL ASSETS                                                         5,117,627

LIABILITIES

Payable for investments purchased delayed delivery        $ 99,915

Payable for fund shares redeemed                           970

Distributions payable                                      3,831

Payable for daily variation on futures contracts           438

Other payables and accrued expenses                        31,124

 TOTAL LIABILITIES                                                    136,278

NET ASSETS                                                           $ 4,981,349

Net Assets consist of:

Paid in capital                                                      $ 4,981,423

Accumulated undistributed net realized gain (loss)                    (6,580)
on investments

Net unrealized appreciation (depreciation) on                         6,506
investments

NET ASSETS                                                           $ 4,981,349


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 APRIL 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                           $9.86
CLASS A:
NET ASSET VALUE and redemption price per share
 ($137,118 (divided by) 13,902 shares)

Maximum offering price per share (100/95.75 of $9.86)           $10.30

CLASS T:                                                        $9.87
NET ASSET VALUE and redemption price per share
 ($2,278,655 (divided by) 230,937 shares)

Maximum offering price per share (100/96.50 of $9.87)           $10.23

CLASS B:                                                        $9.84
NET ASSET VALUE and offering price per share
 ($676,175 (divided by) 68,704 shares) A

INSTITUTIONAL CLASS:                                            $9.81
NET ASSET VALUE, offering price and redemption price per share ($1,889,401 (divided by) 192,593 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INTEREST INCOME                                                        $ 125,315

EXPENSES

Management fee                                             $ 9,498

Transfer agent fees                                         4,564

Distribution fees                                           5,858

Accounting fees and expenses                                30,642

Non-interested trustees' compensation                       9

Custodian fees and expenses                                 828

Registration fees                                           54,879

Audit                                                       14,934

Legal                                                       43

Miscellaneous                                               62

 Total expenses before reductions                           121,317

 Expense reductions                                         (97,740)    23,577

NET INTEREST INCOME                                                     101,738

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (2,768)

 Futures contracts                                          (2,872)     (5,640)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (30,434)

 Futures contracts                                          1,781       (28,653)

NET GAIN (LOSS)                                                         (34,293)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 67,445
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS         FEBRUARY 20,
                                                          ENDED APRIL 30,    1996
                                                          1997               (COMMENCEMENT
                                                          (UNAUDITED)        OF OPERATIONS) TO
                                                                             OCTOBER 31,
                                                                             1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 101,738          $ 98,467
Net interest income

 Net realized gain (loss)                                  (5,640)            (856)

 Change in net unrealized appreciation (depreciation)      (28,653)           35,159

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           67,445             132,770
FROM OPERATIONS

Distributions to shareholders from net interest income     (101,738)          (98,467)

Share transactions - net increase (decrease)               182,663            4,798,676

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  148,370            4,832,979

NET ASSETS

 Beginning of period                                       4,832,979          -

 End of period                                            $ 4,981,349        $ 4,832,979


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS       YEAR ENDED
      ENDED            OCTOBER 31,
      APRIL 30, 1997

      (UNAUDITED)      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 9.930      $ 9.750

Income from Investment Operations

 Net interest income                                      .211         .066

 Net realized and unrealized gain (loss)                  (.070)       .180

 Total from investment operations                         .141         .246

Less Distributions

 From net interest income                                 (.211)       (.066)

Net asset value, end of period                           $ 9.860      $ 9.930

TOTAL RETURN B, C                                         1.41%        2.53%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 137        $ 102

Ratio of expenses to average net assets                   .90% A, D    .90% A,
                                                                       D

Ratio of expenses to average net assets after expense     .89% A, E    .90% A
reductions

Ratio of net interest income to average net assets        4.27% A      3.98% A

Portfolio turnover rate                                   13% A        21% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS         FEBRUARY 20,
      ENDED APRIL 30,    1996
      1997               (COMMENCEMENT
                         OF OPERATIONS) TO
                         OCTOBER 31,

      (UNAUDITED)        1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 9.920       $ 10.000

Income from Investment Operations

 Net interest income                                      .206          .261

 Net realized and unrealized gain (loss)                  (.050)        (.080) D

 Total from investment operations                         .156          .181

Less Distributions

 From net interest income                                 (.206)        (.261)

Net asset value, end of period                           $ 9.870       $ 9.920

TOTAL RETURN B, C                                         1.46%         1.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 2,279       $ 2,244

Ratio of expenses to average net assets                   1.00% A, E    1.00% A,
                                                                        E

Ratio of expenses to average net assets after expense     .99% A, F     .87% A,
reductions                                                              F

Ratio of net interest income to average net assets        4.21% A       3.92% A

Portfolio turnover rate                                   13% A         21% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS         FEBRUARY 20, 1996
      ENDED APRIL 30,    (COMMENCEMENT
      1997               OF OPERATIONS) TO
                         OCTOBER 31,

      (UNAUDITED)        1996


SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 9.900       $ 10.000

Income from Investment Operations

 Net interest income                                      .174          .229

 Net realized and unrealized gain (loss)                  (.060)        (.100) D

 Total from investment operations                         .114          .129

Less Distributions

 From net interest income                                 (.174)        (.229)

Net asset value, end of period                           $ 9.840       $ 9.900

TOTAL RETURN B, C                                         1.14%         1.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 676         $ 646

Ratio of expenses to average net assets                   1.65% A, E    1.65% A,
                                                                        E

Ratio of expenses to average net assets after expense     1.64% A, F    1.62% A,
reductions                                                              F

Ratio of net interest income to average net assets        3.64% A       3.38% A

Portfolio turnover rate                                   13% A         21% A



A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE
AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES
AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF
THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS         FEBRUARY 20,
      ENDED APRIL 30,    1996,
      1997               (COMMENCEMENT
                         OF OPERATIONS) TO
                         OCTOBER 31,

      (UNAUDITED)        1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 9.910      $ 10.000

Income from Investment Operations

 Net interest income                                      .217         .307

 Net realized and unrealized gain (loss)                  (.100)       (.090) D

 Total from investment operations                         .117         .217

Less Distributions

 From net interest income                                 (.217)       (.307)

Net asset value, end of period                           $ 9.810      $ 9.910

TOTAL RETURN B, C                                         1.18%        2.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 1,889      $ 1,841

Ratio of expenses to average net assets                   .75% A, E    .75% A,
                                                                       E

Ratio of expenses to average net assets after expense     .74% A, F    .72% A,
reductions                                                             F

Ratio of net interest income to average net assets        4.48% A      4.51% A

Portfolio turnover rate                                   13% A        21% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor California Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount and capital loss carryforwards. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $594,877 and $297,793, respectively.
The market value of futures contracts opened and closed during the period amounted to $574,298 and $576,889, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annualized rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 92      $ 92

CLASS T     2,737     2,737

CLASS B     3,029     838

           $ 5,858   $ 3,667

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 4,215    $ 0

CLASS T     27,189     1,072

CLASS B     0          0 *

           $ 31,404   $ 1,072

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                       TRANSFER   AMOUNT    % OF
                       AGENT                AVERAGE
                                            NET ASSETS

CLASS A                UMB        $ 402      .66

CLASS T                UMB         2,060     .19

CLASS B                UMB         743       .22

INSTITUTIONAL CLASS    UMB         1,359     .15

                                  $ 4,564

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                .90%          $ 15,608

CLASS T                1.00%          33,476

CLASS B                1.65%          18,872

INSTITUTIONAL CLASS    .75%           29,560

                                     $ 97,516

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $224 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS         YEAR ENDED
                            ENDED APRIL 30,    OCTOBER 31,
                            1997               1996 A, B

CLASS A

From net interest income    $ 2,606            $ 635

CLASS T

From net interest income     45,806             32,566

CLASS B

From net interest income     12,098             9,737

INSTITUTIONAL CLASS

From net interest income     41,228             55,529

                            $ 101,738          $ 98,467

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B DISTRIBUTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO
 OCTOBER 31, 1996.
7. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 43.4% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 10.05%.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS        YEAR ENDED    SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,   ENDED APRIL 30,   OCTOBER 31,

                                 1997              1996 A, B     1997              1996 A, B



CLASS A                           3,369             10,225       $ 33,518          $ 99,695
Shares sold

Reinvestment of distributions     260               68            2,585             677
from net interest income

Shares redeemed                   (20)              -             (200)             -

Net increase (decrease)           3,609             10,293       $ 35,903          $ 100,372

CLASS T                           36,651            248,275      $ 362,431         $ 2,423,465
Shares sold

Reinvestment of distributions     2,354             2,001         23,458            19,573
from net interest income

Shares redeemed                   (34,235)          (24,109)      (340,970)         (235,454)

Net increase (decrease)           4,770             226,167      $ 44,919          $ 2,207,584

CLASS B                           3,840             64,662       $ 38,126          $ 629,107
Shares sold

Reinvestment of distributions     692               573           6,878             5,592
from net interest income

Shares redeemed                   (1,063)           -             (10,424)          -

Net increase (decrease)           3,469             65,235       $ 34,580          $ 634,699

INSTITUTIONAL CLASS               2,717             180,001      $ 26,500          $ 1,800,010
Shares sold

Reinvestment of distributions     4,115             5,760         40,761            56,011
from net interest income

Shares redeemed                   -                 -             -                 -

Net increase (decrease)           6,832             185,761      $ 67,261          $ 1,856,021


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO
 OCTOBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 14,286

CLASS T                 14,186

CLASS B                 12,688

INSTITUTIONAL CLASS     13,719

                       $ 54,879

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
Robert M. Gates *
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)



(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

HIGH INCOME MUNICIPAL
FUND - CLASS A, CLASS T
AND CLASS B
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              15    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     18    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            19    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   32    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  39    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR HIGH INCOME MUNICIPAL FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997              PAST 6   PAST 1   PAST 5   LIFE OF
                                          MONTHS   YEAR     YEARS    FUND

Advisor High Income Municipal - Class A   2.46%    6.36%    36.94%   127.09%

Advisor High Income Municipal - Class A   -1.89%   1.84%    31.12%   117.44%
 (incl. max. 4.25% sales charge)

Lehman Brothers 70% Municipal/            2.30%    7.01%    n/a      n/a
 30% Non-Investment Grade Composite
Index

High-Yield Municipal Debt Funds Average   2.50%    7.26%    39.02%   n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index. With a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%, this index is a total return performance benchmark for both investment-grade and non-investment-grade municipal bonds. To measure how Class A's performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 49 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor High Income Municipal - Class A     6.36%    6.49%    8.89%

Advisor High Income Municipal - Class A     1.84%    5.57%    8.40%
 (incl. max. 4.25% sales charge)

Lehman Brothers 70% Municipal/              7.01%    n/a      n/a
 30% Non-Investment Grade Composite Index

High-Yield Municipal Debt Funds Average     7.26%    6.80%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA High Inc Muni -CL A      LB Municipal Bond
             00257                       LB015
  1987/09/30       9575.00                    10000.00
  1987/10/31       9606.00                    10035.40
  1987/11/30       9768.97                    10297.42
  1987/12/31       9936.32                    10446.84
  1988/01/31      10301.76                    10818.96
  1988/02/29      10416.02                    10933.31
  1988/03/31      10295.24                    10806.49
  1988/04/30      10345.75                    10888.62
  1988/05/31      10397.52                    10857.15
  1988/06/30      10591.27                    11015.99
  1988/07/31      10625.00                    11087.81
  1988/08/31      10661.24                    11097.57
  1988/09/30      10823.73                    11298.44
  1988/10/31      10971.61                    11497.29
  1988/11/30      10983.46                    11391.97
  1988/12/31      11109.08                    11508.51
  1989/01/31      11248.97                    11746.51
  1989/02/28      11260.25                    11612.48
  1989/03/31      11346.90                    11584.73
  1989/04/30      11606.20                    11859.75
  1989/05/31      11795.82                    12106.08
  1989/06/30      11930.93                    12270.48
  1989/07/31      12035.59                    12437.48
  1989/08/31      12128.70                    12315.71
  1989/09/30      12165.27                    12279.01
  1989/10/31      12293.71                    12429.19
  1989/11/30      12445.05                    12646.70
  1989/12/31      12563.37                    12750.15
  1990/01/31      12583.19                    12689.84
  1990/02/28      12673.37                    12802.78
  1990/03/31      12752.88                    12806.62
  1990/04/30      12636.24                    12713.90
  1990/05/31      12895.19                    12991.44
  1990/06/30      13047.12                    13105.64
  1990/07/31      13248.36                    13298.29
  1990/08/31      13158.96                    13105.20
  1990/09/30      13252.54                    13112.67
  1990/10/31      13434.48                    13350.53
  1990/11/30      13767.83                    13619.01
  1990/12/31      13855.66                    13678.26
  1991/01/31      14016.91                    13861.82
  1991/02/28      14124.69                    13982.42
  1991/03/31      14207.73                    13987.45
  1991/04/30      14439.07                    14173.48
  1991/05/31      14617.55                    14299.48
  1991/06/30      14651.57                    14285.33
  1991/07/31      14841.02                    14459.32
  1991/08/31      14975.05                    14649.75
  1991/09/30      15150.70                    14840.49
  1991/10/31      15318.59                    14974.06
  1991/11/30      15376.21                    15015.83
  1991/12/31      15543.44                    15338.07
  1992/01/31      15715.74                    15373.04
  1992/02/29      15801.12                    15377.96
  1992/03/31      15880.39                    15383.65
  1992/04/30      16023.71                    15520.57
  1992/05/31      16167.46                    15703.25
  1992/06/30      16389.15                    15966.75
  1992/07/31      16959.83                    16445.43
  1992/08/31      16828.50                    16285.09
  1992/09/30      16933.52                    16391.59
  1992/10/31      16729.16                    16230.46
  1992/11/30      17064.45                    16521.15
  1992/12/31      17270.19                    16689.83
  1993/01/31      17562.30                    16883.93
  1993/02/28      18182.45                    17494.62
  1993/03/31      17992.80                    17309.71
  1993/04/30      18183.61                    17484.36
  1993/05/31      18334.19                    17582.62
  1993/06/30      18628.14                    17876.08
  1993/07/31      18641.97                    17899.49
  1993/08/31      19122.11                    18272.16
  1993/09/30      19386.91                    18480.28
  1993/10/31      19397.30                    18515.95
  1993/11/30      19207.73                    18352.82
  1993/12/31      19651.27                    18740.25
  1994/01/31      19880.10                    18954.27
  1994/02/28      19354.66                    18463.35
  1994/03/31      18323.00                    17711.52
  1994/04/30      18444.58                    17861.72
  1994/05/31      18553.66                    18016.58
  1994/06/30      18485.34                    17906.50
  1994/07/31      18818.79                    18234.72
  1994/08/31      18848.36                    18297.81
  1994/09/30      18553.09                    18029.20
  1994/10/31      18227.86                    17709.00
  1994/11/30      17641.84                    17388.82
  1994/12/31      18069.41                    17771.55
  1995/01/31      18679.84                    18279.46
  1995/02/28      19183.15                    18811.03
  1995/03/31      19284.01                    19027.17
  1995/04/30      19347.40                    19049.62
  1995/05/31      19966.53                    19657.49
  1995/06/30      19809.91                    19486.47
  1995/07/31      19874.45                    19671.21
  1995/08/31      20075.50                    19920.64
  1995/09/30      20237.39                    20046.73
  1995/10/31      20506.79                    20338.21
  1995/11/30      20893.83                    20675.63
  1995/12/31      21078.31                    20874.32
  1996/01/31      21193.28                    21031.92
  1996/02/29      21160.46                    20889.95
  1996/03/31      20713.35                    20622.98
  1996/04/30      20630.60                    20564.62
  1996/05/31      20606.27                    20556.39
  1996/06/30      20846.32                    20780.25
  1996/07/31      20982.57                    20969.35
  1996/08/31      21028.24                    20964.32
  1996/09/30      21206.14                    21257.82
  1996/10/31      21415.44                    21498.24
  1996/11/30      21789.62                    21891.66
  1996/12/31      21708.71                    21799.72
  1997/01/31      21806.78                    21840.92
  1997/02/28      22002.03                    22041.42
  1997/03/31      21759.30                    21747.61
  1997/04/30      21942.51                    21929.63
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Municipal Fund - Class A on September 30, 1987, shortly after the fund started, and the current maximum 4.25% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $21,943 - a 119.43% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,930 - a 119.30% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30,

      1997         1996                      1995   1994   1993   1992

Dividend return        2.78%    5.61%     6.62%    5.27%     6.49%    7.01%

Capital appreciation   -0.32%    -1.18%    5.88%   -11.30%    9.46%   2.20%
 return

Total return           2.46%    4.43%     12.50%   -6.03%    15.95%   9.21%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1997             PAST 1        PAST 6         LIFE OF
                                         MONTH         MONTHS         CLASS

Dividends per share                      4.81(cents)   32.51(cents)   42.88(cents)

Annualized dividend rate                 5.03%         5.57%          5.55%

30-day annualized yield                  4.68%         -              -

30-day annualized tax-equivalent yield   7.31%         -              -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $11.64 over the past one month, $11.76 over the past six months and $11.74 over the life of the class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current maximum 4.25% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield would have been -1.04%.
FIDELITY ADVISOR HIGH INCOME MUNICIPAL FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997              PAST 6   PAST 1   PAST 5   LIFE OF
                                          MONTHS   YEAR     YEARS    FUND

Advisor High Income Municipal - Class T   2.26%    6.40%    36.99%   127.18%

Advisor High Income Municipal - Class T   -1.32%   2.68%    32.20%   119.23%
 (incl. max. 3.50% sales charge)

Lehman Brothers 70% Municipal/            2.30%    7.01%    n/a      n/a
 30% Non-Investment Grade Composite
Index

High-Yield Municipal Debt Funds Average   2.50%    7.26%    39.02%   n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index. With a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%, this index is a total return performance benchmark for both investment-grade and non-investment-grade municipal bonds. To measure how Class T's performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 49 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor High Income Municipal - Class T     6.40%    6.50%    8.89%

Advisor High Income Municipal - Class T     2.68%    5.74%    8.49%
 (incl. max. 3.50% sales charge)

Lehman Brothers 70% Municipal/              7.01%    n/a      n/a
 30% Non-Investment Grade Composite Index

High-Yield Municipal Debt Funds Average     7.26%    6.80%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA High Inc Muni -CL T      LB Municipal Bond
             00169                       LB015
  1987/09/30       9650.00                    10000.00
  1987/10/31       9681.25                    10035.40
  1987/11/30       9845.49                    10297.42
  1987/12/31      10014.15                    10446.84
  1988/01/31      10382.45                    10818.96
  1988/02/29      10497.60                    10933.31
  1988/03/31      10375.89                    10806.49
  1988/04/30      10426.79                    10888.62
  1988/05/31      10478.97                    10857.15
  1988/06/30      10674.23                    11015.99
  1988/07/31      10708.22                    11087.81
  1988/08/31      10744.75                    11097.57
  1988/09/30      10908.51                    11298.44
  1988/10/31      11057.55                    11497.29
  1988/11/30      11069.50                    11391.97
  1988/12/31      11196.10                    11508.51
  1989/01/31      11337.08                    11746.51
  1989/02/28      11348.45                    11612.48
  1989/03/31      11435.78                    11584.73
  1989/04/30      11697.12                    11859.75
  1989/05/31      11888.22                    12106.08
  1989/06/30      12024.38                    12270.48
  1989/07/31      12129.87                    12437.48
  1989/08/31      12223.70                    12315.71
  1989/09/30      12260.56                    12279.01
  1989/10/31      12390.00                    12429.19
  1989/11/30      12542.53                    12646.70
  1989/12/31      12661.78                    12750.15
  1990/01/31      12681.76                    12689.84
  1990/02/28      12772.64                    12802.78
  1990/03/31      12852.77                    12806.62
  1990/04/30      12735.22                    12713.90
  1990/05/31      12996.20                    12991.44
  1990/06/30      13149.32                    13105.64
  1990/07/31      13352.13                    13298.29
  1990/08/31      13262.04                    13105.20
  1990/09/30      13356.34                    13112.67
  1990/10/31      13539.71                    13350.53
  1990/11/30      13875.67                    13619.01
  1990/12/31      13964.19                    13678.26
  1991/01/31      14126.71                    13861.82
  1991/02/28      14235.33                    13982.42
  1991/03/31      14319.02                    13987.45
  1991/04/30      14552.17                    14173.48
  1991/05/31      14732.05                    14299.48
  1991/06/30      14766.34                    14285.33
  1991/07/31      14957.27                    14459.32
  1991/08/31      15092.35                    14649.75
  1991/09/30      15269.37                    14840.49
  1991/10/31      15438.57                    14974.06
  1991/11/30      15496.65                    15015.83
  1991/12/31      15665.19                    15338.07
  1992/01/31      15838.84                    15373.04
  1992/02/29      15924.89                    15377.96
  1992/03/31      16004.78                    15383.65
  1992/04/30      16149.22                    15520.57
  1992/05/31      16294.10                    15703.25
  1992/06/30      16517.52                    15966.75
  1992/07/31      17092.67                    16445.43
  1992/08/31      16960.31                    16285.09
  1992/09/30      17066.16                    16391.59
  1992/10/31      16860.20                    16230.46
  1992/11/30      17198.11                    16521.15
  1992/12/31      17405.46                    16689.83
  1993/01/31      17699.87                    16883.93
  1993/02/28      18324.87                    17494.62
  1993/03/31      18133.74                    17309.71
  1993/04/30      18326.04                    17484.36
  1993/05/31      18477.80                    17582.62
  1993/06/30      18774.05                    17876.08
  1993/07/31      18787.99                    17899.49
  1993/08/31      19271.89                    18272.16
  1993/09/30      19538.76                    18480.28
  1993/10/31      19549.24                    18515.95
  1993/11/30      19358.19                    18352.82
  1993/12/31      19805.20                    18740.25
  1994/01/31      20035.82                    18954.27
  1994/02/28      19506.27                    18463.35
  1994/03/31      18466.52                    17711.52
  1994/04/30      18589.05                    17861.72
  1994/05/31      18698.98                    18016.58
  1994/06/30      18630.14                    17906.50
  1994/07/31      18966.20                    18234.72
  1994/08/31      18995.99                    18297.81
  1994/09/30      18698.42                    18029.20
  1994/10/31      18370.64                    17709.00
  1994/11/30      17780.02                    17388.82
  1994/12/31      18210.95                    17771.55
  1995/01/31      18826.16                    18279.46
  1995/02/28      19333.41                    18811.03
  1995/03/31      19435.06                    19027.17
  1995/04/30      19498.94                    19049.62
  1995/05/31      20122.93                    19657.49
  1995/06/30      19965.07                    19486.47
  1995/07/31      20030.12                    19671.21
  1995/08/31      20232.75                    19920.64
  1995/09/30      20395.91                    20046.73
  1995/10/31      20667.41                    20338.21
  1995/11/30      21057.49                    20675.63
  1995/12/31      21243.42                    20874.32
  1996/01/31      21359.29                    21031.92
  1996/02/29      21326.21                    20889.95
  1996/03/31      20875.60                    20622.98
  1996/04/30      20792.20                    20564.62
  1996/05/31      20767.68                    20556.39
  1996/06/30      21009.61                    20780.25
  1996/07/31      21146.93                    20969.35
  1996/08/31      21192.96                    20964.32
  1996/09/30      21383.14                    21257.82
  1996/10/31      21634.69                    21498.24
  1996/11/30      21954.39                    21891.66
  1996/12/31      21869.99                    21799.72
  1997/01/31      21968.16                    21840.92
  1997/02/28      22183.08                    22041.42
  1997/03/31      21938.83                    21747.61
  1997/04/30      22123.00                    21929.63
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Municipal Fund - Class T on September 30, 1987, shortly after the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $22,123 - a 121.23% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,930 - a 119.30% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX         YEARS ENDED OCTOBER 31,
      MONTHS
      ENDED
      APRIL 30,

      1997        1996                      1995   1994   1993   1992

Dividend return        2.75%    5.69%     6.62%    5.27%     6.49%    7.01%

Capital appreciation   -0.49%    -1.01%    5.88%   -11.30%    9.46%   2.20%
 return

Total return           2.26%    4.68%     12.50%   -6.03%    15.95%   9.21%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1997             PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.78(cents)   32.15(cents)   65.57(cents)

Annualized dividend rate                 5.00%         5.52%          5.60%

30-day annualized yield                  4.66%         -              -

30-day annualized tax-equivalent yield   7.28%         -              -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $11.64 over the past one month, $11.75 over the past six months and $11.70 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FIDELITY ADVISOR HIGH INCOME MUNICIPAL FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1/shareholder service fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997                PAST 6   PAST 1   PAST 5   LIFE OF
                                            MONTHS   YEAR     YEARS    FUND

Advisor High Income Municipal - Class B     1.87%    5.64%    33.78%   121.85%

Advisor High Income Municipal - Class B     -3.10%   0.64%    31.78%   121.85%
 (incl. contingent deferred sales charge)

Lehman Brothers 70% Municipal/              2.30%    7.01%    n/a      n/a
 30% Non-Investment Grade Composite
Index

High-Yield Municipal Debt Funds Average     2.50%    7.26%    39.02%   n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index. With a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%, this index is a total return performance benchmark for both investment-grade and non-investment -grade municipal bonds. To measure how Class B's performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 49 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor High Income Municipal - Class       5.64%    5.99%    8.63%
B

Advisor High Income Municipal - Class B     0.64%    5.67%    8.63%
 (incl. contingent deferred sales charge)

Lehman Brothers 70% Municipal/              7.01%    n/a      n/a
 30% Non-Investment Grade Composite
Index

High-Yield Municipal Debt Funds             7.26%    6.80%    n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA High Inc Muni -CL B      LB Municipal Bond
             00669                       LB015
  1987/09/30      10000.00                    10000.00
  1987/10/31      10032.38                    10035.40
  1987/11/30      10202.58                    10297.42
  1987/12/31      10377.36                    10446.84
  1988/01/31      10759.02                    10818.96
  1988/02/29      10878.35                    10933.31
  1988/03/31      10752.21                    10806.49
  1988/04/30      10804.96                    10888.62
  1988/05/31      10859.03                    10857.15
  1988/06/30      11061.37                    11015.99
  1988/07/31      11096.60                    11087.81
  1988/08/31      11134.46                    11097.57
  1988/09/30      11304.15                    11298.44
  1988/10/31      11458.60                    11497.29
  1988/11/30      11470.98                    11391.97
  1988/12/31      11602.17                    11508.51
  1989/01/31      11748.27                    11746.51
  1989/02/28      11760.05                    11612.48
  1989/03/31      11850.55                    11584.73
  1989/04/30      12121.36                    11859.75
  1989/05/31      12319.40                    12106.08
  1989/06/30      12460.50                    12270.48
  1989/07/31      12569.81                    12437.48
  1989/08/31      12667.04                    12315.71
  1989/09/30      12705.24                    12279.01
  1989/10/31      12839.38                    12429.19
  1989/11/30      12997.44                    12646.70
  1989/12/31      13121.01                    12750.15
  1990/01/31      13141.72                    12689.84
  1990/02/28      13235.90                    12802.78
  1990/03/31      13318.94                    12806.62
  1990/04/30      13197.12                    12713.90
  1990/05/31      13467.56                    12991.44
  1990/06/30      13626.24                    13105.64
  1990/07/31      13836.41                    13298.29
  1990/08/31      13743.04                    13105.20
  1990/09/30      13840.77                    13112.67
  1990/10/31      14030.79                    13350.53
  1990/11/30      14378.93                    13619.01
  1990/12/31      14470.66                    13678.26
  1991/01/31      14639.07                    13861.82
  1991/02/28      14751.63                    13982.42
  1991/03/31      14838.36                    13987.45
  1991/04/30      15079.97                    14173.48
  1991/05/31      15266.37                    14299.48
  1991/06/30      15301.90                    14285.33
  1991/07/31      15499.76                    14459.32
  1991/08/31      15639.74                    14649.75
  1991/09/30      15823.19                    14840.49
  1991/10/31      15998.52                    14974.06
  1991/11/30      16058.70                    15015.83
  1991/12/31      16233.36                    15338.07
  1992/01/31      16413.30                    15373.04
  1992/02/29      16502.47                    15377.96
  1992/03/31      16585.27                    15383.65
  1992/04/30      16734.95                    15520.57
  1992/05/31      16885.07                    15703.25
  1992/06/30      17116.60                    15966.75
  1992/07/31      17712.61                    16445.43
  1992/08/31      17575.45                    16285.09
  1992/09/30      17685.14                    16391.59
  1992/10/31      17471.71                    16230.46
  1992/11/30      17821.88                    16521.15
  1992/12/31      18036.75                    16689.83
  1993/01/31      18341.83                    16883.93
  1993/02/28      18989.50                    17494.62
  1993/03/31      18791.44                    17309.71
  1993/04/30      18990.71                    17484.36
  1993/05/31      19147.98                    17582.62
  1993/06/30      19454.97                    17876.08
  1993/07/31      19469.42                    17899.49
  1993/08/31      19970.87                    18272.16
  1993/09/30      20247.42                    18480.28
  1993/10/31      20258.28                    18515.95
  1993/11/30      20060.30                    18352.82
  1993/12/31      20523.52                    18740.25
  1994/01/31      20762.50                    18954.27
  1994/02/28      20213.75                    18463.35
  1994/03/31      19136.29                    17711.52
  1994/04/30      19263.27                    17861.72
  1994/05/31      19377.19                    18016.58
  1994/06/30      19302.67                    17906.50
  1994/07/31      19625.88                    18234.72
  1994/08/31      19657.14                    18297.81
  1994/09/30      19331.18                    18029.20
  1994/10/31      18943.66                    17709.00
  1994/11/30      18322.22                    17388.82
  1994/12/31      18771.72                    17771.55
  1995/01/31      19376.64                    18279.46
  1995/02/28      19886.40                    18811.03
  1995/03/31      19978.19                    19027.17
  1995/04/30      20013.63                    19049.62
  1995/05/31      20642.15                    19657.49
  1995/06/30      20466.75                    19486.47
  1995/07/31      20520.31                    19671.21
  1995/08/31      20715.05                    19920.64
  1995/09/30      20869.81                    20046.73
  1995/10/31      21135.65                    20338.21
  1995/11/30      21522.72                    20675.63
  1995/12/31      21699.95                    20874.32
  1996/01/31      21807.20                    21031.92
  1996/02/29      21762.02                    20889.95
  1996/03/31      21289.42                    20622.98
  1996/04/30      21191.17                    20564.62
  1996/05/31      21152.30                    20556.39
  1996/06/30      21386.10                    20780.25
  1996/07/31      21514.00                    20969.35
  1996/08/31      21549.51                    20964.32
  1996/09/30      21731.33                    21257.82
  1996/10/31      21975.86                    21498.24
  1996/11/30      22291.08                    21891.66
  1996/12/31      22194.48                    21799.72
  1997/01/31      22264.52                    21840.92
  1997/02/28      22490.35                    22041.42
  1997/03/31      22230.84                    21747.61
  1997/04/30      22387.40                    21929.63
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Municipal Fund - Class B on September 30, 1987, shortly after the fund started. As the chart shows, by April 30, 1997, the value of the investment would have grown to $22,387 - a 123.87% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,930 - a 119.30% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have
a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX         YEARS ENDED OCTOBER 31,
      MONTHS
      ENDED
      APRIL 30,

      1997        1996                      1995   1994   1993   1992

Dividend return        2.45%    4.99%     5.77%    4.90%     6.49%    7.01%

Capital appreciation   -0.58%    -1.01%    5.80%   -11.37%    9.46%    2.20%
 return

Total return           1.87%    3.98%     11.57%   -6.47%    15.95%   9.21%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1997             PAST 1        PAST 6         PAST 1
                                         MONTHS        MONTHS         YEAR

Dividends per share                      4.19(cents)   28.66(cents)   58.08(cents)

Annualized dividend rate                 4.39%         4.93%          4.98%

30-day annualized yield                  4.13%         -              -

30-day annualized tax-equivalent yield   6.45%         -              -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. The annualized dividend rate is based on an average net asset value of $11.61 over the past one month, $11.73 over the past six months, and $11.67 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGERS' OVERVIEW


NOTE TO SHAREHOLDERS: George Fischer (right) became Portfolio Manager of Fidelity Advisor High Income Municipal Fund on April 15, 1997. The following is an interview with Tanya Roy (left) who managed the fund during most of the period covered in this report, and George Fischer, who discusses his outlook and investment philosophy.
Q. HOW HAS THE FUND PERFORMED, TANYA?
T.R. For the six-month period ending April 30, 1997, the fund's Class A, Class T and Class B shares had total returns of 2.46%, 2.26% and 1.87%, respectively. By comparison, the high-yield municipal debt funds average returned 2.50%, according to Lipper Analytical Services, and the Lehman Brothers 70% Municipal/ 30% Non-Investment Grade Composite Index returned 2.30% for the same six-month period. For the year ending April 30, 1997, the fund's Class A, Class T and Class B shares returned 6.36%, 6.40% and 5.64%, respectively, the high-yield municipal debt funds average returned 7.26% and the index returned 7.01%.
Q. HIGH-YIELD MUNICIPAL BONDS PERFORMED WELL RELATIVE TO INVESTMENT-GRADE MUNICIPALS. WHAT WERE THE REASONS FOR THEIR STRONG PERFORMANCE?
T.R. Fundamental credit quality has improved among many high-yield issuers due to a healthy economy and improved operating efficiencies. Also, municipal high-yield issuance was very light. Issuers in a number of different industries, including utilities, hospitals and airlines, have reduced their appetite for borrowing because they have entered a period of consolidation and cost retrenchment. A lack of supply, coupled with firm demand for high-yielding munis, resulted in their strong performance relative to higher-quality munis.
Q. WHICH SECTORS PERFORMED WELL?
T.R. Bonds issued by the District of Columbia and New York City performed well and benefited the fund's performance. In fact, many general obligation bonds (GOs) issued by cities and states were some of the fund's best performers. A GO is a municipal bond backed by the full faith and credit of the issuer, including the taxing power of the municipality. Their strong recent performance was a direct reflection of a healthy economy, which resulted in higher tax and general revenue collections. Additionally, many municipalities have exerted considerable restraint in managing their expenditures. That has led to improved cash reserves and general fund balances and, consequently, solid bond performance.
Q. WHICH OTHER SECTORS PERFORMED WELL?
T.R. Some of the fund's health care holdings were among its strongest performers. There has been quite a bit of consolidation in the hospital sector, which has benefited the bonds issued by many smaller, independent hospitals. Retirement centers and nursing home bonds also have been strong performers due to favorable occupancy trends and improving debt service coverage.
Q. YOU UPGRADED THE CREDIT QUALITY OF THE PORTFOLIO OVER SIX MONTHS. WHAT WAS THE RATIONALE FOR THAT MOVE?
T.R. The rationale for the upgrade was to take advantage of the strong performance of high-yield municipal bonds. Recently, non-investment-grade bonds were trading as narrow as 65 basis points - roughly two-thirds of a percentage point - over insured municipal bonds. A year ago, non-investment-grade bonds offered roughly one percentage point in additional yield over insured bonds. Because spreads were tight, I was able to sell some high-yielding bonds at attractive prices and buy higher-quality bonds without sacrificing much yield.
Q. IS THIS CREDIT UPGRADE RELATED TO A CHANGE IN THE FUND'S POLICIES?
T.R. No, it's simply been a matter of where I see relative value in the market. However, recognizing that issuance of lower-quality municipal debt has been in decline for several years, thus reducing liquidity in the sector, the fund's Board of Trustees recently approved a change under which the fund must limit its holdings of below-investment-grade securities to less than 35%. Previously, the fund could invest in any combination of investment-grade and below-investment-grade securities. This change reflects the realities of the marketplace, while still permitting the fund to invest in lower-quality debt if bonds are issued that have the appropriate risk/return characteristics.
Q. TURNING TO YOU GEORGE, WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
G.F. The past year has been a relatively good one for municipal bonds. Going forward, I don't see a huge amount of price appreciation for the municipal bond market overall from here without significant declines in short-term interest rates. As a result, income should be a more important part of a bond's total return. Still, there are always opportunities to make money. So I'll concentrate on doing careful research - with the help of Fidelity's credit and quantitative research group - to uncover those opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to provide a
high-current yield by
investing in a diversified
portfolio of municipal
obligations whose interest is
not included in gross income
for purposes of calculating
federal income tax
START DATE: September 16,
1987
SIZE: as of April 30, 1997,
more than $455 million
MANAGER: George Fischer,
since April, 1997; joined
Fidelity in 1989
(checkmark)
GEORGE FISCHER ON HIS
INVESTMENT PHILOSOPHY:
"Of the total amount of new
municipal bonds issued in
1996, roughly half was
insured, which was rather a
large amount compared to
previous years. While this
situation may not last forever,
the high level of insured
bonds issued as a portion of
the total municipal market has
made it increasingly more
difficult to find relatively
higher-yielding opportunities.
Because the opportunities to
pick up yield have been
somewhat curtailed, I focus
on exploiting opportunities in
structural and quantitative
ways. For example, I'll analyze
a bond's call feature, which
determines whether a bond can
be redeemed by its issuer
before maturity. Depending
on their price and their
potential for appreciation, I may
overweight non-callable bonds
- which can't be redeemed
by their issuers before
maturity - when I think the
market will reward me for
doing so. I also look for
opportunities that may arise
when bonds are selling at
prices cheaper than I believe
to be their fair value based on
their coupon, maturity or other
factors."
INVESTMENT CHANGES


TOP FIVE STATES AS OF APRIL 30, 1997
               % OF FUND'S   % OF FUND'S
               INVESTMENTS   INVESTMENTS
                             IN THESE STATES
                             6 MONTHS AGO

New York       14.8          12.3

California     11.1          9.1

Pennsylvania   5.8           6.9

Colorado       5.0           4.3

Illinois       4.9           4.2

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                         % OF FUND'S    % OF FUND'S
                         INVESTMENTS    INVESTMENTS
                                        IN THESE MARKET
                                        SECTORS
                                        6 MONTHS AGO

General Obligations      20.2           16.9

Health Care              17.6           21.5

Electric Revenue         16.1           15.7

Industrial Development   12.2           21.6

Transportation           9.4            7.7

AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
               6 MONTHS AGO

Years   14.4   16.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
              6 MONTHS AGO

Years   6.9   7.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF APRIL 30, 1997 AS OF OCTOBER 31, 1996
Aaa 26.4%
Aa, A 20.8%
Baa 29.2%
Ba, B 4.2%
Caa, C 0.3%
Non-rated 15.3%
Short-term
investments 3.8%
Aaa 16.9%
Aa, A 14.9%
Baa 28.9%
Ba, B 12.7%
Caa 0.3%
Non-rated 24.9%
Short-term
investments 1.4%
Row: 1, Col: 1, Value: 26.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 29.2
Row: 1, Col: 4, Value: 4.2
Row: 1, Col: 5, Value: 1.5
Row: 1, Col: 6, Value: 15.3
Row: 1, Col: 7, Value: 3.8
Row: 1, Col: 1, Value: 16.9
Row: 1, Col: 2, Value: 14.9
Row: 1, Col: 3, Value: 27.2
Row: 1, Col: 4, Value: 12.7
Row: 1, Col: 5, Value: 1.5
Row: 1, Col: 6, Value: 24.4
Row: 1, Col: 7, Value: 2.4
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1997 AND OCTOBER 31, 1996 ACCOUNT FOR 11.5% AND 23.1%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 96.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
ALABAMA - 1.6%
Cullman Med. Park South Med. Clinic Board
Rev. (Cullman Reg. Med. Ctr.) Series A,
6.50% 2/15/13  Baa3 $ 2,700,000 $ 2,716,875
Shelby County Series A, 7.70% 8/1/17  -  4,000,000  4,380,000
  7,096,875
ARIZONA - 1.3%
Arizona Trans. Board Excise Tax Rev. Rfdg.
(Maricopa County Reg'l. Area Road Proj.)
Series A, 6% 7/1/03 (AMBAC Insured)  Aaa  1,300,000  1,378,000
Cochise County Ind. Dev. Auth. Hosp. Rev. Rfdg.
(Sierra Vista Commty. Hosp. Proj.)
Series A, 6.75% 12/1/26  -  1,705,000  1,692,213
Navajo County Ind. Dev. Auth. Ind. Dev. Rev.
(Stone Container Corp. Proj.)
7.40% 4/1/26 (e)  -  2,500,000  2,528,125
  5,598,338
ARKANSAS - 0.3%
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (e)  Aaa  1,500,000  1,545,000
CALIFORNIA - 11.1%
California Dept. Wtr. Resources Ctr. Valley Proj. Rev.
(Wtr. Sys.) Series J-2, 6.125% 12/1/13  Aa  2,190,000  2,228,325
California Gen. Oblig. Unltd. Tax:
 Rfdg. 5.625% 9/1/24  A1  5,000,000  4,793,750
 6.10% 9/1/04  A1  1,415,000  1,517,588
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
Rfdg. Series A, 5.70% 8/1/16 (MBIA Insured)  Aaa  970,000  968,788
 Series B, 5.20% 8/1/26 (MBIA Insured) (e)  Aaa  1,025,000  1,023,719
 Series R, 6.15% 8/1/27 (MBIA Insured) (e)  Aaa  1,500,000  1,500,000
California Pub. Wks. Board Lease Rev. Rfdg.:
(California Univ. Proj.) Series A:
 5.50% 10/1/13  A  2,000,000  1,950,000
  5.50% 6/1/14  A1  1,500,000  1,466,250
 (Dept. Corrections State Prisons):
 Series A, 5% 12/1/19 (AMBAC Insured)  Aaa  1,750,000  1,596,875
  Series D, 5.75% 9/1/06 (MBIA Insured)  Aaa  5,000,000  5,237,500
Central Valley Fing. Auth. Rev. (Cogeneration Proj.)
(Carson Ice Gen. Proj.) 6% 7/1/09  BBB-  4,500,000  4,545,000
Contra Costa Trans. Auth. Sales Tax Rev.
Series A, 6% 3/1/04 (FGIC Insured)  Aaa  3,000,000  3,187,500
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Series A,
6% 6/1/12 (MBIA Insured)  Aaa  2,000,000  2,040,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Foothill/Eastern Trans. Corridor Agcy. California
Toll Road Rev. (Sr. Lien) (Cap Appreciation)
Series A, 0% 1/1/14  Baa $ 2,000,000 $ 692,500
Los Angeles County Ctfs. of Prtn. (Cap. Appreciation)
(Disney Parking Proj.):
 0% 3/1/14  Baa1  1,000,000  345,000
  0% 9/1/14  Baa1  7,260,000  2,423,025
Los Angeles Waste Wtr. Sys. Rev. Rfdg. Series D,
4.70% 11/1/19 (FGIC Insured)  Aaa  1,200,000  1,009,500
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj. #3) Series A,
5.85% 7/1/10 (AMBAC Insured)  Aaa  1,500,000  1,563,750
Orange County Dev. Agcy. (Tax Allocation)
(Santa Ana Heights Proj.) 6.20% 9/1/08  Baa  1,650,000  1,656,188
Sacramento City Fing. Auth. Lease Rev. Rfdg.
Series A, 5.40% 11/1/20 (AMBAC Insured)  Aaa  2,000,000  1,905,000
Sacramento City Fing. Auth. (Tax Allocation)
(Cap. Appreciation) Series B, 0% 11/1/11
(MBIA Insured)  Aaa  1,225,000  542,063
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.):
 5.40% 7/1/98  BBB-  1,100,000  1,108,250
  6.375% 7/1/10  BBB-  1,000,000  1,031,250
  6.50% 7/1/14  BBB-  3,800,000  3,923,500
Sequoia Hosp. Dist. Rev. Rfdg. 5.375% 8/15/13
(Escrowed to Maturity) (d)  Baa  1,465,000  1,428,375
  49,683,696
COLORADO - 5.0%
Colorado Health Facs. Auth. Rev.:
 Rfdg. (Rocky Mountain Adventist):
 6.625% 2/1/13  Baa  6,900,000  7,063,875
  6.625% 2/1/22  Baa  4,000,000  4,070,000
 (National Benevolent Assoc. Proj.)
 Series A, 6.50% 6/1/25  Baa1  1,360,000  1,361,700
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
 0% 1/1/06 (MBIA Insured)  Aaa  1,405,000  893,931
  0% 1/1/08 (MBIA Insured)  Aaa  870,000  490,463
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
COLORADO - CONTINUED
Denver City & County Arpt. Rev. (e):
 (Cap. Appreciation):
 Series A, 0% 11/15/02 (MBIA Insured)  Aaa $ 2,115,000 $ 1,580,963
  Series D, 0% 11/15/04 (MBIA Insured)  Aaa  1,700,000  1,132,625
 Series A:
 6.60% 11/15/97   Baa  1,000,000  1,012,010
  6.90% 11/15/98  Baa  1,000,000  1,036,250
  8% 11/15/17  Baa  1,000,000  1,036,550
  7.50% 11/15/23  Baa  2,500,000  2,743,750
  22,422,117
CONNECTICUT - 4.3%
Connecticut Health & Edl. Facs. Auth. Rev.:
(New Britain Mem. Hosp.) Series A:
 7.50% 7/1/06  BBB-  2,815,000  2,990,938
  7.75% 7/1/22  BBB-  1,500,000  1,601,250
 (The Griffin Hosp.) Series A:
 6% 7/1/13  Baa2  1,810,000  1,751,175
  5.75% 7/1/23  Baa2  3,280,000  3,001,200
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure)
Series B, 5.80% 9/1/04  A1  2,000,000  2,095,000
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A (e):
 5.50% 1/1/14   A-  4,750,000  4,441,250
  5.50% 1/1/20  A-  4,000,000  3,600,000
  19,480,813
DISTRICT OF COLUMBIA - 3.0%
District of Columbia Gen. Oblig.:
 Rfdg. Series A:
 5.625% 6/1/02  Ba  1,100,000  1,098,625
  5.75% 6/1/03  Ba  1,440,000  1,440,000
  6% 6/1/07 (MBIA Insured)  Aaa  2,000,000  2,077,500
 Series A:
 6% 6/1/03  Ba  1,100,000  1,115,125
  6% 6/1/04  Ba  1,200,000  1,212,000
  6% 6/1/05  Ba  1,300,000  1,304,875
District of Columbia Hosp. Rev. (Hosp. for
Sick Children) Series A, 8.875% 1/1/21  -  965,000  1,024,106
District of Columbia Redev. Land Agcy. Sport Arena
Spl. Tax Rev.:
  5.30% 11/1/99  Baa  1,700,000  1,691,500
  5.625% 11/1/10  Baa  750,000  720,938
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 5.95% 4/1/14 (MBIA Insured) (f)  Aaa  2,000,000  1,997,500
  13,682,169
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FLORIDA - 1.9%
Broward County Resource Recovery Rev. (SES
Broward Co. LP South Proj.) 7.95% 12/1/08  A $ 600,000 $ 651,750
Florida Mid-Bay Bridge Auth. Rev. Series A,
7.50% 10/1/17  -  2,500,000  2,721,875
Jacksonville Elec. Auth. Rev. Rfdg. (St. Johns
River Pwr. Park Sys.) 5.375% 10/1/16  Aa1  5,500,000  5,273,125
  8,646,750
GEORGIA - 0.2%
Savannah Economic Dev. Auth. Ind. Dev. Rev. (Stone
Container Corp. Proj.) 7.40% 4/1/26 (e)  -  1,000,000  1,028,750
IDAHO - 0.1%
Boise Urban Renewal Parking Agcy. Rev. (Tax
Increment) Series A, B, C, 8.125% 9/1/15  A  375,000  390,938
ILLINOIS - 4.9%
Chicago O'Hare Int'l. Arpt. Rev.:
 (Passenger Facs. Charge) Series A,
 5.60% 1/1/10 (AMBAC Insured)  Aaa  2,500,000  2,518,750
 Rfdg. (2nd Lien) (Gen Arpt. Proj.):
  Series A, 6.25% 1/1/09
  (AMBAC Insured) (e)  Aaa  3,700,000  3,917,375
  Series A, 6.375% 1/1/15 (MBIA Insured)  Aaa  1,400,000  1,473,500
  Series C-1, 5% 1/1/10 (MBIA Insured)  Aaa  3,000,000  2,820,000
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev. Rfdg.
(American Airlines, Inc. Proj.)
8.20% 12/1/24  Baa2  1,000,000  1,161,250
Chicago School Board of Ed. 6.25% 12/1/09
(MBIA Insured)  Aaa  3,000,000  3,221,250
Decatur Econ. Dev. Rev. Rfdg. (Kroger Co. Proj.)
Series 1992, 7.75% 6/1/07  Ba1  705,000  787,838
Du Page County Commty. High School Dist. #99
(Downers Grove) Series A, 6% 2/1/06
(AMBAC Insured)  Aaa  1,640,000  1,734,300
Illinois Edl. Facs. Auth. Rev. (Depaul Univ.)
6% 10/1/05 (AMBAC Insured)  Aaa  1,200,000  1,267,500
Illinois Health Facs. Auth. Rev.:
 (Covenant Retirement Commty.) Series A,
 7.60% 12/1/12  BBB+  750,000  802,500
 (Mem. Hosp.):
 7.125% 5/1/10  BBB  1,000,000  1,050,000
  7.25% 5/1/22  BBB  1,000,000  1,051,250
  21,805,513
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
INDIANA - 0.5%
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1 $ 1,000,000 $ 1,058,750
Indiana Health Facs. Fing. Auth. Hosp. Rev. Rfdg.
(Clarian Health Partners Inc.)
Series 5.50% 2/15/16  Aa3  1,000,000  947,500
  2,006,250
KENTUCKY - 2.8%
Kenton County Arpt. Board Arpt. Rev.:
(Cincinnati/Northern Kentucky Int'l.)
 6% 3/1/05 (MBIA Insured) (e)  Aaa  5,570,000  5,799,763
 (Spl. Facs. Delta Airlines, Inc.)
 7.80% 12/1/15  Ba2  3,500,000  3,745,000
  Series A, 7.50% 2/1/20 (e)  Baa3  2,000,000  2,140,000
Murray Ind. Dev. Rev. Rfdg. (Kroger Co. Proj.)
7.25% 9/1/12  Baa3  700,000  761,250
  12,446,013
LOUISIANA - 0.6%
Hodge Util. Rev. 9% 3/1/10
(Stone Container Corp.) 9% 3/1/10 (e)   -  1,265,000  1,345,644
Louisiana Pub. Facs. Auth. Ind. Dev. Rev. Rfdg.
(Beverly Enterprises, Inc.) 8.25% 9/1/08  -  535,000  573,788
St. Tammany Pub. Trust Fing. Auth. Rev. Rfdg.
(Cap. Appreciation) Series C, 0% 7/20/14  Aaa  2,000,000  722,500
  2,641,932
MARYLAND - 0.6%
Maryland Health & Higher Edl. Facs. Auth. Rev.
(Good Samaritan Hosp.) 5.75% 7/1/13  A1  2,680,000  2,690,050
MASSACHUSETTS - 2.3%
Massachusetts Health & Edl. Facs. Auth. Rev.:
(1st Mtg.) (Fairview Extended Care) Series A,
 10.25% 1/1/21  -  5,000,000  5,675,000
 (New England Med. Ctr.) Series G,
 5.375% 7/1/24 (MBIA Insured)  Aaa  500,000  468,125
Massachusetts Ind. Fin. Agcy. Rev. Rfdg.:
(Atlanticare Med. Ctr.) Series A,
 10.125% 11/1/14   -  700,000  699,125
 (Emerson College) 8.90% 1/1/18  -  1,000,000  1,093,750
 (Institute Dev. Disabilities) 9.25% 6/1/09   -  85,000  83,300
 (Massachusetts Biomedical) (Cap. Appreciation)
 Series A-2:
  0% 8/1/08  A  800,000  420,000
   0% 8/1/10  A  4,500,000  2,053,125
  10,492,425
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MICHIGAN - 3.3%
Detroit Hosp. Fing. Auth. Facs. Rev. (Michigan
Health Care Corp. Proj.) 10% 12/1/20 (b)  C $ 6,685,000 $ 1,203,300
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.)
7.80% 7/1/14  Baa1  700,000  749,875
Highland Park Hosp. Fin. Auth. Hosp. Facs. Rev.
(Lakeside Commty. Hosp. Proj.) 10% 3/1/20 (b)  -  150,000  375
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Great Lakes Pulp & Fibre Proj.)
 10.25% 12/1/16 (b)(e)  -  15,250,000  7,320,000
 (Mercy Svcs. for Aging Proj.) 9.40% 5/15/20
 (Pre-Refunded to 5/15/00 @ 102) (d)  -  600,000  678,750
 (Michigan Health Care Corp. Proj.)
 9.10% 12/1/14 (b)  -  2,075,000  373,500
Royal Oak Hosp. Fin. Auth. Rev. Rfdg.
(William Beaumont Hosp.) 6.25% 1/1/09  Aa3  2,310,000  2,477,475
Tawas City Hosp. Fin. Auth. Hosp. Rev. (St. Joseph
Hosp. Proj.) Series A, 8.50% 3/15/12  -  1,875,000  1,933,594
  14,736,869
MINNESOTA - 1.7%
Minneapolis & St. Paul Hsg. & Redev. Auth.
Healthcare Sys. Rev. Rfdg. (Healthspan
Health Sys. Corp.) Series A, 4.75% 11/15/18
(AMBAC Insured)  Aaa  2,500,000  2,128,125
Minnesota Hsg. Single Family Mtg. Rev.
6.40% 7/1/15 (e)  Aa2  2,000,000  2,037,500
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
(Healtheast Proj.) Series A, 9.75% 11/1/17  Baa  380,000  396,876
Western Minnesota Muni. Pwr. Supply Agcy.
Rev. Rfdg. Series A, 6.25% 1/1/06
(AMBAC Insured)  Aaa  3,000,000  3,236,250
  7,798,751
MISSISSIPPI - 0.1%
Mississippi Home Corp. Single Family Sr.
Rev. Rfdg. Series 1990 A, 9.25% 3/1/12
(FGIC Insured)  Aaa  240,000  256,500
MISSOURI - 0.4%
St. Louis Reg'l Convention & Sports Complex
Auth. Series C:
  7.90% 8/15/21 (Pre-Refunded to
  8/15/03 @ 100) (d)  Aaa  1,485,000  1,728,169
  7.90% 8/15/21  -  65,000  71,013
  1,799,182
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEBRASKA - 1.3%
Nebraska Pub. Pwr. Dist. Rev.:
 Rfdg. (Pwr. Supply Sys.) Series C, 5% 1/1/17  A1 $ 4,590,000 $ 4,119,525
 (Elec. Sys.) Series A, 6% 1/1/06  A1  1,500,000  1,565,625
  5,685,150
NEVADA - 1.1%
Clark County Gen. Oblig. Series A,
4.75% 6/1/10 (MBIA Insured)  Aaa  2,730,000  2,501,363
Las Vegas Redev. Agcy. Tax Increment Rev.:
(Sub. Lien Fremont Proj.) Series A,
 6.10% 6/15/14  BBB+  1,000,000  967,500
 (Sub. Lien Hsg. Proj.) Series B, 6% 6/15/10  BBB+  1,500,000  1,464,375
  4,933,238
NEW HAMPSHIRE - 0.7%
New Hampshire Higher Edl. & Health Facs.
Auth. Rev.:
 (1st Mtg. River Woods at Exeter):
  8% 3/1/01  -  750,000  767,483
   9% 3/1/23  -  1,830,000  1,990,125
  (Littleton Hosp. Assoc., Inc.) Series A,
  9.50% 5/1/20  -  495,000  525,319
  3,282,927
NEW JERSEY - 1.3%
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.
Rfdg. (Stolt Term. Proj.) 10.50% 1/15/18  -  60,000  63,697
New Jersey Trans. Trust Fund Auth.
5.50% 6/15/11 (MBIA Insured)  Aaa  4,000,000  3,985,000
Passaic County Util. Auth. Swr. Dev. Rev. (Cap.
Appreciation) 0% 3/1/02 (MBIA Insured)  Aaa  2,500,000  1,975,000
  6,023,697
NEW MEXICO - 1.8%
Albuquerque Arpt. Rev. Rfdg.
(AMBAC Insured) (e):
 6.75% 7/1/11   Aaa  1,805,000  1,987,756
  6.70% 7/1/18   Aaa  3,970,000  4,257,825
New Mexico Edl. Assistance Foundation
Student Loan Rev. 5.25% 4/1/05
(AMBAC Insured) (e)  Aaa  1,935,000  1,918,069
  8,163,650
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW YORK - 14.8%
New York City Gen. Oblig.:
 Rfdg. Series A, 7% 8/1/03  Baa1 $ 2,000,000 $ 2,167,500
 Rfdg. Series B, 6.75% 8/15/03  Baa1  2,000,000  2,142,500
 Rfdg. Unltd. Tax Series E, 6.50% 2/15/04
 (FGIC Insured)  Aaa  1,500,000  1,631,250
 Series B:
 7.50% 2/1/02  Baa1  2,000,000  2,195,000
  5.70% 8/15/02  Baa1  1,165,000  1,194,125
 Series D, 5.50% 2/15/04  Baa1  5,000,000  4,987,500
 Series H, 6.875% 2/1/02  Baa1  1,700,000  1,821,125
New York City Ind. Dev. Agcy. Ind. Dev. Rev. (e):
(Japan Airlines Co. Ltd. Proj.)
 Series 91, 6% 11/1/15 (FSA Insured)
 LOC Morgan Guaranty Trust Co.   Aaa  1,000,000  1,030,000
 (Term. One Group Assoc. Proj.)
 5.90% 1/1/06  A  8,680,000  8,940,400
New York City Muni. Assistance Corp. (Spl. Tax)
6% 7/1/05  Aa2  6,500,000  6,857,500
New York State Dorm. Auth. Rev.:
 Rfdg. (New York State Univ. Edl. Facs.):
 Series A, 5.50% 5/15/05  Baa1  2,750,000  2,763,750
  Series B, 5.50% 5/15/08  Baa1  12,150,000  12,058,875
 (New York City Univ.) 5.70% 7/1/05  Baa1  3,000,000  3,048,750
New York State Local Gov't. Assistance Corp. Rfdg.
Series C, 5.50% 4/1/17  A3  7,500,000  7,303,125
New York State Tollway Auth. Gen. Rev.
(Spl. Oblig.) (Cap. Appreciation)
Series A, 0% 1/1/04  BBB  4,000,000  2,740,000
New York State Tollway Auth. Svc. Contract Rev.
(Local Hwy. & Bridges):
 5.90% 4/1/07  Baa1  2,000,000  2,025,000
  6% 1/1/11  Baa1  2,445,000  2,441,931
Suffolk County Wtr. Auth. 6% 6/1/17
(MBIA Insured)  Aaa  1,000,000  1,051,250
  66,399,581
NORTH CAROLINA - 3.4%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys.
Rev. Rfdg.:
 Series A, 5.50% 1/1/05 (MBIA Insured)  Aaa  4,000,000  4,080,000
  Series B:
  7.25% 1/1/07  Baa1  1,000,000  1,110,000
   6.125% 1/1/09  Aaa  3,000,000  3,056,250
  Series C:
  5.125% 1/1/03  Baa1  2,000,000  1,972,500
   5.25% 1/1/04  Baa1  1,365,000  1,344,525
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NORTH CAROLINA - CONTINUED
North Carolina Muni. Pwr. Agcy. Rev. Rfdg.
(Proj. #1 Catawba Elec.):
 5.75% 1/1/02  A3 $ 1,750,000 $ 1,789,375
  6.25% 1/1/17 (AMBAC Insured)  Aaa  1,800,000  1,856,250
  15,208,900
OHIO - 4.5%
Gateway Econ. Dev. Corp. (Greater Cleveland
Stadiums) Series 1990, 6.50% 9/15/14 (e)  -  3,000,000  3,045,000
Mahoning Valley San. Dist. Wtr. Rev.:
7.75% 5/15/14  -  2,000,000  2,082,500
 7.75% 5/15/19  -  2,000,000  2,077,500
Marion County Hosp. Impt. Rev. Rfdg. (Commty.
Hosp. Impt. Proj.) 5.60% 5/15/01  BBB+  1,000,000  1,011,250
Ohio Econ. Dev. Rev. Rfdg. (Kroger Co. Proj.)
Series 1992, 7.50% 9/1/10  Baa3  2,470,000  2,741,700
Ohio Wtr. Dev. Auth. Pollution Cont. Facs. Rev.
(Wtr. Cont. Loan Fund):
 State Matching Series 6.50% 1/1/04
  (MBIA Insured)  Aaa  1,835,000  2,004,738
  Wtr. Quality Series, 5.625% 6/1/06
  (MBIA Insured)  Aaa  2,000,000  2,072,500
Student Loan Fund Corp. Student Loan Rev.
Sub-Series B, 8.875% 8/1/08 (e)  -  3,230,000  3,339,013
Summit County Ind. Dev. Rev. Rfdg.
(Surnow Assoc. Proj.) 7.65% 10/1/06  Ba2  1,730,000  1,924,625
  20,298,826
OKLAHOMA - 1.0%
Tulsa Muni. Arpt. Trust Rev. (American Airlines
Corp. Proj.) 7.35% 12/1/11  Baa2  4,000,000  4,315,000
PENNSYLVANIA - 5.8%
Allegheny County Ind. Dev. Auth. Rev. (YMCA
Pittsburgh Proj.) Series 1990, 8.75% 3/1/10  -  355,000  378,519
Butler County Ind. Dev. Auth. Health Ctr. Rev.
Rfdg. (Sherwood Oaks Proj.) 5.75% 6/1/11  A-  3,000,000  2,876,250
Cumberland County Muni. Auth. Rev.
(Carlisle Hosp.):
 6.80% 11/15/14  Baa  3,250,000  3,355,625
  6.80% 11/15/23  Baa  1,000,000  1,026,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Delaware County Auth. Rev. (1st Mtg. Riddle
Village Proj.) (d):
 Series 1992, 8.75% 6/1/10
  (Pre-Refunded to 6/1/02 @ 102)  - $ 2,870,000 $ 3,383,013
  7% 6/1/00 (Escrowed to Maturity)  -  1,000,000  1,022,010
  8.25% 6/1/22 (Escrowed to Maturity)  -  2,250,000  2,702,813
  9.25% 6/1/22 (Pre-Refunded to
  6/1/02 @ 102)  -  2,905,000  3,489,631
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Facs.) Series A,
6.10% 7/1/13  Baa1  1,900,000  1,900,000
Montgomery County Higher Ed. & Health Auth.
Hosp. Rev. (United Hosp., Inc. Proj.) (d):
 (St. Christopher):
  8.25% 11/1/03
    (Pre-Refunded to 11/1/97 @102)  Ba1  1,250,000  1,300,588
   7% 11/1/06
    (Pre-Refunded to 11/1/97 @ 102)  Ba1  120,000  121,841
   8.50% 11/1/17
    (Pre-Refunded to 11/1/97 @ 102)  Ba1  525,000  547,008
  Series B, 8.10% 11/1/97
  (Escrowed to Maturity)  Ba1  35,000  35,713
Pennsylvania Ind. Dev. Auth. Rev. Econ. Dev.
5.80% 7/1/09 (AMBAC Insured)  Aaa  1,345,000  1,397,119
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. (Graduate Health Sys. Oblig.
Group) 7.25% 7/1/18  Ba  2,600,000  2,713,750
  26,250,130
RHODE ISLAND - 1.0%
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14 (FSA Insured) (e)  Aaa  4,000,000  4,545,000
SOUTH CAROLINA - 0.4%
Piedmont Muni. Pwr. Elec. Agcy. Rev. Series A,
6.25% 1/1/05 (FGIC Insured)  Aaa  1,715,000  1,835,050
TENNESSEE - 0.7%
Dyer County Ind. Dev. Board. Ind. Dev. Rev.
Rfdg. (Tennessee Assoc. Proj.) 6% 2/1/07  Ba1  1,555,000  1,562,775
Metropolitan Gov't Nashville & Davidson County
Elec. Rev. (Cap. Appreciation) Series A,
0% 5/15/06 (MBIA Insured)  Aaa  1,000,000  623,750
Rutherford County Ind. Dev. Board Dev. Rev. Rfdg.
(Kroger Co. Proj.) 7.30% 6/1/21  Baa3  1,000,000  1,092,500
  3,279,025
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
TEXAS - 3.3%
Brazos River Auth. Poll. Cont. Rev. Coll.
(Texas Util. Elec. Co.) 9.25% 3/1/18 (e)  Baa1 $ 1,300,000 $ 1,371,266
Conroe Independent School Dist.
(Capital Appreciation) Rfdg. 0% 2/15/09
(PSF Guaranteed)  Aaa  750,000  392,813
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp.
Rev. (AMR Corp.) 7.50% 11/1/25 (e)  Baa2  6,000,000  6,397,500
Houston Elderly Hsg. Auth. 1st Lien Rev.
(Low Income Elderly Hsg.) 7.50% 7/1/17  -  450,000  457,875
Midlothian Independent School Dist. (Cap.
Appreciation) 0% 2/15/04 (PSF Guaranteed)  Aaa  1,845,000  1,305,338
Texas Pub. Fin. Auth. Series A, 5% 10/1/14  Aa  5,000,000  4,656,250
  14,581,042
UTAH - 2.4%
Intermountain Pwr. Agcy. Pwr. Supply Sys.
Rev. Rfdg.:
Series A, 6.50% 7/1/09 (AMBAC Insured)  Aaa  1,000,000  1,105,000
 Series B (MBIA Insured):
  5.75% 7/1/16  Aaa  2,500,000  2,487,500
  6% 7/1/16  Aaa  6,000,000  6,097,500
  5.75% 7/1/19   Aaa  1,000,000  988,750
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  250,000  278,125
  10,956,875
VIRGINIA - 3.0%
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A:
 9.25% 11/1/04  -  1,000,000  1,086,250
  8.75% 11/1/24  -  8,500,000  8,967,500
Virginia Pub. School Auth. Series B,
6.50% 8/1/15  Aa  3,000,000  3,228,750
  13,282,500
WASHINGTON - 3.2%
Washington Pub. Pwr. Supply Sys.:
Nuclear Proj. #2 Rev. 5.40% 7/1/12  Aa1  14,000,000  13,107,500
 Nuclear Proj. #3 Rev. Rfdg. Series B,
 7% 7/1/05 (FGIC Insured) (g)  Aaa  1,150,000  1,226,188
  14,333,688
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
WEST VIRGINIA - 0.5%
Ripley Ind. Dev. Rev. Rfdg. (Kroger Co. Proj.)
7.30% 5/1/11  Baa3 $ 2,200,000 $ 2,392,500
TOTAL MUNICIPAL BONDS
(Cost $438,269,482)   432,015,710
CASH EQUIVALENTS - 3.8%
 SHARES
Municipal Central Cash Fund (c)(h)
(Cost $17,179,297)    17,179,297  17,179,297
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $455,448,779)  $ 449,195,007
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
73 U.S. Treasury Bond Futures   June 1997 $ 7,977,471 $ 144,463
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.8%
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. At the period end, the seven-day yield of the Municipal Central Cash Fund was 4.30%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
6. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
7. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $533,125.
8. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 44.2% AAA, AA, A 47.3%
Baa 23.8% BBB  21.9%
Ba 4.2% BB  4.0%
B 0.0% B  1.9%
Caa 0.0% CCC  0.0%
Ca, C 0.3% CC, C  0.0%
  D  0.3%
The percentage not rated by both S&P and Moody's amounted to 15.3%. FMR has determined that unrated debt securities that are lower quality account for 11.5% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  20.2%
Health Care  17.6
Electric Revenue  16.1
Industrial Development  12.2
Transportation  9.4
Special Tax  5.8
Others (individually less than 5%)   18.7
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $455,448,779. Net unrealized depreciation aggregated $6,253,772, of which $12,745,011 related to appreciated investment securities and $18,998,783 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $16,952,000 of which $3,173,000, $7,511,000 and $6,268,000 will expire on October 31, 2002, 2003 and 2004 , respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $455,448,779) -                  $ 449,195,007
See accompanying schedule

Receivable for investments sold                                            1,806,252

Interest receivable                                                        7,944,975

Receivable for daily variation on futures contracts                        25,094

Prepaid expenses                                                           6,534

 TOTAL ASSETS                                                              458,977,862

LIABILITIES

Payable for investments purchased                           $ 2,000,000
Delayed delivery

Payable for fund shares redeemed                             868,219

Distributions payable                                        736,598

Accrued management fee                                       145,300

Other payables and accrued expenses                          221,452

 TOTAL LIABILITIES                                                         3,971,569

NET ASSETS                                                                $ 455,006,293

Net Assets consist of:

Paid in capital                                                           $ 474,353,002

Accumulated undistributed net realized gain (loss)                         (13,237,400)
on investments

Net unrealized appreciation (depreciation) on                              (6,109,309)
investments

NET ASSETS                                                                $ 455,006,293


CALCULATION OF MAXIMUM OFFERING PRICE                            $11.70
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,610,533 (divided by) 137,671 shares)

Maximum offering price per share (100/95.75 of $11.70)           $12.22

CLASS T:                                                         $11.70
NET ASSET VALUE and redemption price per share
 ($413,225,053 (divided by) 35,326,581 shares)

Maximum offering price per share (100/96.50 of $11.70)           $12.12

CLASS B:                                                         $11.67
NET ASSET VALUE and offering price per share
 ($39,396,258 (divided by) 3,374,886 shares) A

INSTITUTIONAL CLASS:                                             $11.68
NET ASSET VALUE, offering price and redemption price per share ($774,449 (divided by) 66,288 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INTEREST INCOME                                                           $ 14,744,505

EXPENSES

Management fee                                             $ 954,644

Transfer agent fees                                         436,782

Distribution fees                                           735,123

Accounting fees and expenses                                95,411

Non-interested trustees' compensation                       2,590

Custodian fees and expenses                                 17,499

Registration fees                                           37,288

Audit                                                       20,566

Legal                                                       4,784

Miscellaneous                                               8,889

 Total expenses before reductions                           2,313,576

 Expense reductions                                         (21,860)       2,291,716

NET INTEREST INCOME                                                        12,452,789

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      5,292,398

 Futures contracts                                          (116,375)      5,176,023

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (6,705,076)

 Futures contracts                                          144,463        (6,560,613)

NET GAIN (LOSS)                                                            (1,384,590)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 11,068,199
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS       YEAR ENDED
                                                         ENDED            OCTOBER 31,
                                                         APRIL 30, 1997   1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 12,452,789     $ 32,576,734
Net interest income

 Net realized gain (loss)                                 5,176,023        (5,991,620)

 Change in net unrealized appreciation (depreciation)     (6,560,613)      (1,724,709)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          11,068,199       24,860,405
FROM OPERATIONS

Distributions to shareholders                             (13,316,754)     (31,712,769)
From net interest income

 In excess of net interest income                         (86,644)         -

 TOTAL DISTRIBUTIONS                                      (13,403,398)     (31,712,769)

Share transactions - net increase (decrease)              (63,608,030)     (69,878,601)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (65,943,229)     (76,730,965)

NET ASSETS

 Beginning of period                                      520,949,522      597,680,487

 End of period (including undistributed net interest     $ 455,006,293    $ 520,949,522
income of $0 and $863,965, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS ENDED    YEAR ENDED
      APRIL 30, 1997      OCTOBER 31,

      (UNAUDITED)         1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.740     $ 11.630

Income from Investment Operations

 Net interest income                                   .298 F       .105 F, G

 Net realized and unrealized gain (loss)               (.011)       .109 E

 Total from investment operations                      .287         .214

Less Distributions

 From net interest income                              (.325) G     (.104)

 In excess of net interest income                      (.002) I     -

 Total distributions                                   (.327)       (.104)

Net asset value, end of period                        $ 11.700     $ 11.740

TOTAL RETURN B, C                                      2.46%        1.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 1,611      $ 202

Ratio of expenses to average net assets                .90% A, D    .90% A,
                                                                    D

Ratio of net interest income to average net assets     5.21% A      5.73% A

Portfolio turnover rate                                44% A        49%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS         YEARS ENDED OCTOBER 31,

      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994 D   1993   1992

SELECTED PER-SHARE DATA

Net asset value,               $ 11.760    $ 11.880    $ 11.220    $ 12.720    $ 11.650    $ 11.410
beginning of period

Income from
Investment
Operations

 Net interest income            .304 F      .677 F,     .700        .689        .710        .774
                                           G

 Net realized and               (.041)      (.136)      .660        (1.430)     1.100       .250
 unrealized gain
(loss)

 Total from investment          .263        .541        1.360       (.741)      1.810       1.024

 operations

Less Distributions              (.321) G    (.661)      (.700)      (.689)      (.710)      (.774)
From net interest
 income

 From net realized gain         -           -           -           (.060)      (.030)      (.010)

 In excess of net               (.002) H    -           -           -           -           -
 interest income

 In excess of net               -           -           -           (.010)      -           -
 realized gain

 Total distributions            (.323)      (.661)      (.700)      (.759)      (.740)      (.784)

Net asset value,               $ 11.700    $ 11.760    $ 11.880    $ 11.220    $ 12.720    $ 11.650
end of period

TOTAL RETURN B, C               2.26%       4.68%       12.50%      (6.03)      15.95%      9.21%
                                                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 413,225   $ 480,432   $ 565,131   $ 544,422   $ 497,575   $ 156,659
period (000 omitted)

Ratio of expenses to            .89%        .89%        .91%        .89%        .92%        .90%
average net assets             A                                                           E

Ratio of net interest           5.21%       5.74%       6.06%       5.78%       5.59%       6.59%
income to average              A
net assets

Portfolio turnover rate         44%         49%         37%         38%         27%         13%
                               A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER.
F NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994 G


SELECTED PER-SHARE DATA

Net asset value, beginning of period    $ 11.740    $ 11.860     $ 11.210   $ 11.610

Income from Investment Operations

 Net interest income                     .263 E      .596 E, F    .612       .188

 Net realized and unrealized             (.044)      (.136)       .650       (.400)
 gain (loss)

 Total from investment operations        .219        .460         1.262      (.212)

Less Distributions

 From net interest income                (.287) F    (.580)       (.612)     (.188)

 In excess of net interest income        (.002) H    -            -          -

 Total distributions                     (.289)      (.580)       (.612)     (.188)

Net asset value, end of period          $ 11.670    $ 11.740     $ 11.860   $ 11.210

TOTAL RETURN B, C                        1.87%       3.98%        11.57%     (1.86)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period               $ 39,396    $ 39,389     $ 32,395   $ 9,968
(000 omitted)

Ratio of expenses to average             1.58% A     1.57%        1.86% D    2.09% A
net assets

Ratio of net interest income to          4.53% A     5.06%        5.18%      4.58% A
average net assets

Portfolio turnover rate                  44% A       49%          37%        38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995 H


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.720     $ 11.880     $ 11.700

Income from Investment Operations

 Net interest income                                   .313 E       .707 E, G    .232

 Net realized and unrealized gain (loss)               .002 F       (.197)       .180

 Total from investment operations                      .315         .510         .412

Less Distributions

 From net interest income                              (.353) G     (.670)       (.232)

 In excess of net interest income                      (.002) I     -            -

 Total distributions                                   (.355)       (.670)       (.232)

Net asset value, end of period                        $ 11.680     $ 11.720     $ 11.880

TOTAL RETURN B, C                                      2.70%        4.41%        3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 774        $ 927        $ 154

Ratio of expenses to average net assets                .75% A, D    .75% D       .75% A,
                                                                                 D

Ratio of net interest income to average net assets     5.36% A      5.88%        5.89% A

Portfolio turnover rate                                44% A        49%          37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Income Municipal Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments may include temporary book to tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $103,496,881 and $183,810,335, respectively.
The market value of futures contracts opened and closed during the period amounted to $37,677,430 and $29,728,047, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 702       $ 702

CLASS T     557,165     557,165

CLASS B     177,256     49,238

           $ 735,123   $ 607,105

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 22,226    $ 16,093

CLASS T     97,829      70,755

CLASS B     77,606      0 *

           $ 197,661   $ 86,848

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                       TRANSFER   AMOUNT      % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                UMB        $ 1,053      .23

CLASS T                UMB         399,735     .18

CLASS B                UMB         34,820      .18

INSTITUTIONAL CLASS    UMB         1,174       .27

                                  $ 436,782


UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                .90%          $ 13,721

INSTITUTIONAL CLASS    .75%           6,648

                                     $ 20,369

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $192 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
           TRANSFER
           AGENT
           INTEREST
           CREDITS

CLASS T    $ 1,299

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                    SIX MONTHS        YEAR ENDED
                                    ENDED APRIL 30,   OCTOBER 31,
                                    1997              1996 A

CLASS A

From net interest income            $ 24,908          $ 1,272

In excess of net interest income     40                -

Total                               $ 24,948          $ 1,272

CLASS T

From net interest income            $ 12,294,544      $ 29,846,407

In excess of net interest income     79,597            -

Total                               $ 12,374,141      $ 29,846,407

CLASS B

From net interest income            $ 970,856         $ 1,818,282

In excess of net interest income     6,838             -

Total                               $ 977,694         $ 1,818,282

INSTITUTIONAL CLASS

From net interest income            $ 26,446          $ 46,808

In excess of net interest income     169               -

Total                               $ 26,615          $ 46,808

                                    $ 13,403,398      $ 31,712,769

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                            DOLLARS

                                 SIX MONTHS        YEAR ENDED      SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,     ENDED APRIL 30,   OCTOBER 31,

                                 1997              1996 A          1997              1996 A



CLASS A                           125,129           18,733         $ 1,471,806       $ 218,730
Shares sold

Reinvestment of distributions     926               78              10,857            910

Shares redeemed                   (5,563)           (1,632)         (65,409)          (19,114)

Net increase (decrease)           120,492           17,179         $ 1,417,254       $ 200,526

CLASS T                           1,304,002         6,539,718      $ 15,296,238      $ 77,377,354
Shares sold

Reinvestment of distributions     643,930           1,597,120       7,576,575         18,850,193

Shares redeemed                   (7,486,879)       (14,847,912)    (87,957,097)      (174,513,587)

Net increase (decrease)           (5,538,947)       (6,711,074)    $ (65,084,284)    $ (78,286,040)

CLASS B                           353,186           1,193,226      $ 4,139,591       $ 14,098,773
Shares sold

Reinvestment of distributions     49,002            95,237          575,380           1,121,011

Shares redeemed                   (383,811)         (664,327)       (4,505,190)       (7,798,479)

Net increase (decrease)           18,377            624,136        $ 209,781         $ 7,421,305

INSTITUTIONAL CLASS               23,272            140,918        $ 273,956         $ 1,653,013
Shares sold

Reinvestment of distributions     1,644             3,139           19,334            36,744

Shares redeemed                   (37,778)          (77,867)        (444,071)         (904,149)

Net increase (decrease)           (12,862)          66,190         $ (150,781)       $ 785,608


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 13,963

CLASS T                 10,258

CLASS B                 6,324

INSTITUTIONAL CLASS     6,743

                       $ 37,288


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

HIGH INCOME MUNICIPAL
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   24    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  31    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR HIGH INCOME MUNICIPAL FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997              PAST 6   PAST 1   PAST 5   LIFE OF
                                          MONTHS   YEAR     YEARS    FUND

Advisor High Income Municipal -           2.70%    6.46%    37.32%   127.72%
 Institutional Class

Lehman Brothers 70% Municipal/30%         2.30%    7.01%    n/a      n/a
 Non-Investment Grade Composite Index

High-Yield Municipal Debt Funds Average   2.50%    7.26%    39.02%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index. With a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%, this index is a total return performance benchmark for both investment-grade and non-investment-grade municipal bonds. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 49 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997              PAST 1   PAST 5   LIFE OF
                                          YEAR     YEARS    FUND

Advisor High Income Municipal -           6.46%    6.55%    8.92%
 Institutional Class

Lehman Brothers 70% Municipal/30%         7.01%    n/a      n/a
 Non-Investment Grade Composite Index

High-Yield Municipal Debt Funds Average   7.26%    6.80%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' shares cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA High Inc Muni -CL I      LB Municipal Bond
             00679                       LB015
  1987/09/30      10000.00                    10000.00
  1987/10/31      10032.38                    10035.40
  1987/11/30      10202.58                    10297.42
  1987/12/31      10377.36                    10446.84
  1988/01/31      10759.02                    10818.96
  1988/02/29      10878.35                    10933.31
  1988/03/31      10752.21                    10806.49
  1988/04/30      10804.96                    10888.62
  1988/05/31      10859.03                    10857.15
  1988/06/30      11061.37                    11015.99
  1988/07/31      11096.60                    11087.81
  1988/08/31      11134.46                    11097.57
  1988/09/30      11304.15                    11298.44
  1988/10/31      11458.60                    11497.29
  1988/11/30      11470.98                    11391.97
  1988/12/31      11602.17                    11508.51
  1989/01/31      11748.27                    11746.51
  1989/02/28      11760.05                    11612.48
  1989/03/31      11850.55                    11584.73
  1989/04/30      12121.36                    11859.75
  1989/05/31      12319.40                    12106.08
  1989/06/30      12460.50                    12270.48
  1989/07/31      12569.81                    12437.48
  1989/08/31      12667.04                    12315.71
  1989/09/30      12705.24                    12279.01
  1989/10/31      12839.38                    12429.19
  1989/11/30      12997.44                    12646.70
  1989/12/31      13121.01                    12750.15
  1990/01/31      13141.72                    12689.84
  1990/02/28      13235.90                    12802.78
  1990/03/31      13318.94                    12806.62
  1990/04/30      13197.12                    12713.90
  1990/05/31      13467.56                    12991.44
  1990/06/30      13626.24                    13105.64
  1990/07/31      13836.41                    13298.29
  1990/08/31      13743.04                    13105.20
  1990/09/30      13840.77                    13112.67
  1990/10/31      14030.79                    13350.53
  1990/11/30      14378.93                    13619.01
  1990/12/31      14470.66                    13678.26
  1991/01/31      14639.07                    13861.82
  1991/02/28      14751.63                    13982.42
  1991/03/31      14838.36                    13987.45
  1991/04/30      15079.97                    14173.48
  1991/05/31      15266.37                    14299.48
  1991/06/30      15301.90                    14285.33
  1991/07/31      15499.76                    14459.32
  1991/08/31      15639.74                    14649.75
  1991/09/30      15823.19                    14840.49
  1991/10/31      15998.52                    14974.06
  1991/11/30      16058.70                    15015.83
  1991/12/31      16233.36                    15338.07
  1992/01/31      16413.30                    15373.04
  1992/02/29      16502.47                    15377.96
  1992/03/31      16585.27                    15383.65
  1992/04/30      16734.95                    15520.57
  1992/05/31      16885.07                    15703.25
  1992/06/30      17116.60                    15966.75
  1992/07/31      17712.61                    16445.43
  1992/08/31      17575.45                    16285.09
  1992/09/30      17685.14                    16391.59
  1992/10/31      17471.71                    16230.46
  1992/11/30      17821.88                    16521.15
  1992/12/31      18036.75                    16689.83
  1993/01/31      18341.83                    16883.93
  1993/02/28      18989.50                    17494.62
  1993/03/31      18791.44                    17309.71
  1993/04/30      18990.71                    17484.36
  1993/05/31      19147.98                    17582.62
  1993/06/30      19454.97                    17876.08
  1993/07/31      19469.42                    17899.49
  1993/08/31      19970.87                    18272.16
  1993/09/30      20247.42                    18480.28
  1993/10/31      20258.28                    18515.95
  1993/11/30      20060.30                    18352.82
  1993/12/31      20523.52                    18740.25
  1994/01/31      20762.50                    18954.27
  1994/02/28      20213.75                    18463.35
  1994/03/31      19136.29                    17711.52
  1994/04/30      19263.27                    17861.72
  1994/05/31      19377.19                    18016.58
  1994/06/30      19305.84                    17906.50
  1994/07/31      19654.09                    18234.72
  1994/08/31      19684.97                    18297.81
  1994/09/30      19376.60                    18029.20
  1994/10/31      19036.93                    17709.00
  1994/11/30      18424.89                    17388.82
  1994/12/31      18871.45                    17771.55
  1995/01/31      19508.98                    18279.46
  1995/02/28      20034.62                    18811.03
  1995/03/31      20139.96                    19027.17
  1995/04/30      20206.16                    19049.62
  1995/05/31      20852.77                    19657.49
  1995/06/30      20689.20                    19486.47
  1995/07/31      20757.08                    19671.21
  1995/08/31      20971.45                    19920.64
  1995/09/30      21180.60                    20046.73
  1995/10/31      21430.48                    20338.21
  1995/11/30      21855.44                    20675.63
  1995/12/31      22049.38                    20874.32
  1996/01/31      22171.17                    21031.92
  1996/02/29      22121.25                    20889.95
  1996/03/31      21672.67                    20622.98
  1996/04/30      21585.00                    20564.62
  1996/05/31      21506.43                    20556.39
  1996/06/30      21759.46                    20780.25
  1996/07/31      21903.89                    20969.35
  1996/08/31      21953.82                    20964.32
  1996/09/30      22152.49                    21257.82
  1996/10/31      22375.26                    21498.24
  1996/11/30      22809.71                    21891.66
  1996/12/31      22731.47                    21799.72
  1997/01/31      22804.77                    21840.92
  1997/02/28      23039.08                    22041.42
  1997/03/31      22796.65                    21747.61
  1997/04/30      22980.16                    21929.63
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Municipal Fund - Institutional Class on September 30, 1987, shortly after the fund started. As the chart shows, by April 30, 1997, the value of the investment would have grown to $22,980 - a 129.80% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,930 - a 119.30% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX         YEARS ENDED OCTOBER 31,
      MONTHS
      ENDED
      APRIL 30,

      1997        1996                      1995   1994   1993   1992

Dividend return        3.02%    5.76%     6.71%    5.27%     6.49%    7.01%

Capital appreciation   -0.32%    -1.35%    5.88%   -11.30%    9.46%   2.20%
 return

Total return           2.70%    4.41%     12.59%   -6.03%    15.95%   9.21%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 1997             PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      5.37(cents)   35.28(cents)   69.22(cents)

Annualized dividend rate                 5.62%         6.05%          5.93%

30-day annualized yield                  5.47%         -              -

30-day annualized tax-equivalent yield   8.55%         -              -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $11.63 over the past one month, $11.75 over the past six months, and $11.68 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGERS' OVERVIEW


NOTE TO SHAREHOLDERS: George Fischer (right) became Portfolio Manager of Fidelity Advisor High Income Municipal Fund on April 15, 1997. The following is an interview with Tanya Roy (left) who managed the fund during most of the period covered in this report, and George Fischer, who discusses his outlook and investment philosophy.
Q. HOW HAS THE FUND PERFORMED, TANYA?
T.R. For the six- and 12-month periods ending April 30, 1997, the fund's Institutional Class shares had total returns of 2.70% and 6.46%, respectively. By comparison, the high-yield municipal debt funds average returned 2.50% and 7.26%, respectively, for the same time periods. In addition, the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index returned 2.30% for the same six-month period and 7.01% for the 12-month period.
Q. HIGH-YIELD MUNICIPAL BONDS PERFORMED WELL RELATIVE TO INVESTMENT-GRADE MUNICIPALS. WHAT WERE THE REASONS FOR THEIR STRONG PERFORMANCE?
T.R. Fundamental credit quality has improved among many high-yield issuers due to a healthy economy and improved operating efficiencies. Also, municipal high-yield issuance was very light. Issuers in a number of different industries, including utilities, hospitals and airlines, have reduced their appetite for borrowing because they have entered a period of consolidation and cost retrenchment. A lack of supply, coupled with firm demand for high-yielding munis, resulted in their strong performance relative to higher-quality munis.
Q. WHICH SECTORS PERFORMED WELL?
T.R. Bonds issued by the District of Columbia and New York City performed well and benefited the fund's performance. In fact, many general obligation bonds (GOs) issued by cities and states were some of the fund's best performers. A GO is a municipal bond backed by the full faith and credit of the issuer, including the taxing power of the municipality. Their strong recent performance was a direct reflection of a healthy economy, which resulted in higher tax and general revenue collections. Additionally, many municipalities have exerted considerable restraint in managing their expenditures. That has led to improved cash reserves and general fund balances and, consequently, solid bond performance.
Q. WHICH OTHER SECTORS PERFORMED WELL?
T.R. Some of the fund's health care holdings were among its strongest performers. There has been quite a bit of consolidation in the hospital sector, which has benefited the bonds issued by many smaller, independent hospitals. Retirement centers and nursing home bonds also have been strong performers due to favorable occupancy trends and improving debt service coverage.
Q. YOU UPGRADED THE CREDIT QUALITY OF THE PORTFOLIO OVER SIX MONTHS. WHAT WAS THE RATIONALE FOR THAT MOVE?
T.R. The rationale for the upgrade was to take advantage of the strong performance of high-yield municipal bonds. Recently, non-investment-grade bonds were trading as narrow as 65 basis points - roughly two-thirds of a percentage point - over insured municipal bonds. A year ago, non-investment-grade bonds offered roughly one percentage point in additional yield over insured bonds. Because spreads were tight, I was able to sell some high-yielding bonds at attractive prices and buy higher-quality bonds without sacrificing much yield.
Q. IS THIS CREDIT UPGRADE RELATED TO A CHANGE IN THE FUND'S POLICIES?
T.R. No, it's simply been a matter of where I see relative value in the market. However, recognizing that issuance of lower-quality municipal debt has been in decline for several years, thus reducing liquidity in the sector, the fund's Board of Trustees recently approved a change under which the fund must limit its holdings of below-investment-grade securities to less than 35%. Previously, the fund could invest in any combination of investment-grade and below-investment-grade securities. This change reflects the realities of the marketplace, while still permitting the fund to invest in lower-quality debt if bonds are issued that have the appropriate risk/return characteristics.
Q. TURNING TO YOU GEORGE, WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
G.F. The past year has been a relatively good one for municipal bonds. Going forward, I don't see a huge amount of price appreciation for the municipal bond market overall from here without significant declines in short-term interest rates. As a result, income should be a more important part of a bond's total return. Still, there are always opportunities to make money. So I'll concentrate on doing careful research - with the help of Fidelity's credit and quantitative research group - to uncover those opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to provide a
high-current yield by
investing in a diversified
portfolio of municipal
obligations whose interest is
not included in gross income
for purposes of calculating
federal income tax
START DATE: September 16,
1987
SIZE: as of April 30, 1997,
more than $455 million
MANAGER: George Fischer,
since April, 1997; joined
Fidelity in 1989
(checkmark)
GEORGE FISCHER ON HIS
INVESTMENT PHILOSOPHY:
"Of the total amount of new
municipal bonds issued in
1996, roughly half was
insured, which was rather a
large amount compared to
previous years. While this
situation may not last forever,
the high level of insured
bonds issued as a portion of
the total municipal market has
made it increasingly more
difficult to find relatively
higher-yielding opportunities.
Because the opportunities to
pick up yield have been
somewhat curtailed, I focus
on exploiting opportunities in
structural and quantitative
ways. For example, I'll analyze
a bond's call feature, which
determines whether a bond can
be redeemed by its issuer
before maturity. Depending
on their price and their
potential for appreciation, I may
overweight non-callable bonds
- which can't be redeemed
by their issuers before
maturity - when I think the
market will reward me for
doing so. I also look for
opportunities that may arise
when bonds are selling at
prices cheaper than I believe
to be their fair value based on
their coupon, maturity or other
factors."
INVESTMENT CHANGES


TOP FIVE STATES AS OF APRIL 30, 1997
               % OF FUND'S   % OF FUND'S
               INVESTMENTS   INVESTMENTS
                             IN THESE STATES
                             6 MONTHS AGO

New York       14.8          12.3

California     11.1          9.1

Pennsylvania   5.8           6.9

Colorado       5.0           4.3

Illinois       4.9           4.2

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                         % OF FUND'S    % OF FUND'S
                         INVESTMENTS    INVESTMENTS
                                        IN THESE MARKET
                                        SECTORS
                                        6 MONTHS AGO

General Obligations      20.2           16.9

Health Care              17.6           21.5

Electric Revenue         16.1           15.7

Industrial Development   12.2           21.6

Transportation           9.4            7.7

AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
               6 MONTHS AGO

Years   14.4   16.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
              6 MONTHS AGO

Years   6.9   7.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF APRIL 30, 1997 AS OF OCTOBER 31, 1996
Aaa 26.4%
Aa, A 20.8%
Baa 29.2%
Ba, B 4.2%
Caa, C 0.3%
Non-rated 15.3%
Short-term
investments 3.8%
Aaa 16.9%
Aa, A 14.9%
Baa 28.9%
Ba, B 12.7%
Caa 0.3%
Non-rated 24.9%
Short-term
investments 1.4%
Row: 1, Col: 1, Value: 26.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 29.2
Row: 1, Col: 4, Value: 4.2
Row: 1, Col: 5, Value: 1.5
Row: 1, Col: 6, Value: 15.3
Row: 1, Col: 7, Value: 3.8
Row: 1, Col: 1, Value: 16.9
Row: 1, Col: 2, Value: 14.9
Row: 1, Col: 3, Value: 27.2
Row: 1, Col: 4, Value: 12.7
Row: 1, Col: 5, Value: 1.5
Row: 1, Col: 6, Value: 24.4
Row: 1, Col: 7, Value: 2.4
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1997 AND OCTOBER 31, 1996 ACCOUNT FOR 11.5% AND 23.1%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 96.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
ALABAMA - 1.6%
Cullman Med. Park South Med. Clinic Board
Rev. (Cullman Reg. Med. Ctr.) Series A,
6.50% 2/15/13  Baa3 $ 2,700,000 $ 2,716,875
Shelby County Series A, 7.70% 8/1/17  -  4,000,000  4,380,000
  7,096,875
ARIZONA - 1.3%
Arizona Trans. Board Excise Tax Rev. Rfdg.
(Maricopa County Reg'l. Area Road Proj.)
Series A, 6% 7/1/03 (AMBAC Insured)  Aaa  1,300,000  1,378,000
Cochise County Ind. Dev. Auth. Hosp. Rev. Rfdg.
(Sierra Vista Commty. Hosp. Proj.)
Series A, 6.75% 12/1/26  -  1,705,000  1,692,213
Navajo County Ind. Dev. Auth. Ind. Dev. Rev.
(Stone Container Corp. Proj.)
7.40% 4/1/26 (e)  -  2,500,000  2,528,125
  5,598,338
ARKANSAS - 0.3%
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (e)  Aaa  1,500,000  1,545,000
CALIFORNIA - 11.1%
California Dept. Wtr. Resources Ctr. Valley Proj. Rev.
(Wtr. Sys.) Series J-2, 6.125% 12/1/13  Aa  2,190,000  2,228,325
California Gen. Oblig. Unltd. Tax:
 Rfdg. 5.625% 9/1/24  A1  5,000,000  4,793,750
 6.10% 9/1/04  A1  1,415,000  1,517,588
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
Rfdg. Series A, 5.70% 8/1/16 (MBIA Insured)  Aaa  970,000  968,788
 Series B, 5.20% 8/1/26 (MBIA Insured) (e)  Aaa  1,025,000  1,023,719
 Series R, 6.15% 8/1/27 (MBIA Insured) (e)  Aaa  1,500,000  1,500,000
California Pub. Wks. Board Lease Rev. Rfdg.:
(California Univ. Proj.) Series A:
 5.50% 10/1/13  A  2,000,000  1,950,000
  5.50% 6/1/14  A1  1,500,000  1,466,250
 (Dept. Corrections State Prisons):
 Series A, 5% 12/1/19 (AMBAC Insured)  Aaa  1,750,000  1,596,875
  Series D, 5.75% 9/1/06 (MBIA Insured)  Aaa  5,000,000  5,237,500
Central Valley Fing. Auth. Rev. (Cogeneration Proj.)
(Carson Ice Gen. Proj.) 6% 7/1/09  BBB-  4,500,000  4,545,000
Contra Costa Trans. Auth. Sales Tax Rev.
Series A, 6% 3/1/04 (FGIC Insured)  Aaa  3,000,000  3,187,500
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Series A,
6% 6/1/12 (MBIA Insured)  Aaa  2,000,000  2,040,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Foothill/Eastern Trans. Corridor Agcy. California
Toll Road Rev. (Sr. Lien) (Cap Appreciation)
Series A, 0% 1/1/14  Baa $ 2,000,000 $ 692,500
Los Angeles County Ctfs. of Prtn. (Cap. Appreciation)
(Disney Parking Proj.):
 0% 3/1/14  Baa1  1,000,000  345,000
  0% 9/1/14  Baa1  7,260,000  2,423,025
Los Angeles Waste Wtr. Sys. Rev. Rfdg. Series D,
4.70% 11/1/19 (FGIC Insured)  Aaa  1,200,000  1,009,500
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj. #3) Series A,
5.85% 7/1/10 (AMBAC Insured)  Aaa  1,500,000  1,563,750
Orange County Dev. Agcy. (Tax Allocation)
(Santa Ana Heights Proj.) 6.20% 9/1/08  Baa  1,650,000  1,656,188
Sacramento City Fing. Auth. Lease Rev. Rfdg.
Series A, 5.40% 11/1/20 (AMBAC Insured)  Aaa  2,000,000  1,905,000
Sacramento City Fing. Auth. (Tax Allocation)
(Cap. Appreciation) Series B, 0% 11/1/11
(MBIA Insured)  Aaa  1,225,000  542,063
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.):
 5.40% 7/1/98  BBB-  1,100,000  1,108,250
  6.375% 7/1/10  BBB-  1,000,000  1,031,250
  6.50% 7/1/14  BBB-  3,800,000  3,923,500
Sequoia Hosp. Dist. Rev. Rfdg. 5.375% 8/15/13
(Escrowed to Maturity) (d)  Baa  1,465,000  1,428,375
  49,683,696
COLORADO - 5.0%
Colorado Health Facs. Auth. Rev.:
 Rfdg. (Rocky Mountain Adventist):
 6.625% 2/1/13  Baa  6,900,000  7,063,875
  6.625% 2/1/22  Baa  4,000,000  4,070,000
 (National Benevolent Assoc. Proj.)
 Series A, 6.50% 6/1/25  Baa1  1,360,000  1,361,700
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
 0% 1/1/06 (MBIA Insured)  Aaa  1,405,000  893,931
  0% 1/1/08 (MBIA Insured)  Aaa  870,000  490,463
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
COLORADO - CONTINUED
Denver City & County Arpt. Rev. (e):
 (Cap. Appreciation):
 Series A, 0% 11/15/02 (MBIA Insured)  Aaa $ 2,115,000 $ 1,580,963
  Series D, 0% 11/15/04 (MBIA Insured)  Aaa  1,700,000  1,132,625
 Series A:
 6.60% 11/15/97   Baa  1,000,000  1,012,010
  6.90% 11/15/98  Baa  1,000,000  1,036,250
  8% 11/15/17  Baa  1,000,000  1,036,550
  7.50% 11/15/23  Baa  2,500,000  2,743,750
  22,422,117
CONNECTICUT - 4.3%
Connecticut Health & Edl. Facs. Auth. Rev.:
(New Britain Mem. Hosp.) Series A:
 7.50% 7/1/06  BBB-  2,815,000  2,990,938
  7.75% 7/1/22  BBB-  1,500,000  1,601,250
 (The Griffin Hosp.) Series A:
 6% 7/1/13  Baa2  1,810,000  1,751,175
  5.75% 7/1/23  Baa2  3,280,000  3,001,200
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure)
Series B, 5.80% 9/1/04  A1  2,000,000  2,095,000
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A (e):
 5.50% 1/1/14   A-  4,750,000  4,441,250
  5.50% 1/1/20  A-  4,000,000  3,600,000
  19,480,813
DISTRICT OF COLUMBIA - 3.0%
District of Columbia Gen. Oblig.:
 Rfdg. Series A:
 5.625% 6/1/02  Ba  1,100,000  1,098,625
  5.75% 6/1/03  Ba  1,440,000  1,440,000
  6% 6/1/07 (MBIA Insured)  Aaa  2,000,000  2,077,500
 Series A:
 6% 6/1/03  Ba  1,100,000  1,115,125
  6% 6/1/04  Ba  1,200,000  1,212,000
  6% 6/1/05  Ba  1,300,000  1,304,875
District of Columbia Hosp. Rev. (Hosp. for
Sick Children) Series A, 8.875% 1/1/21  -  965,000  1,024,106
District of Columbia Redev. Land Agcy. Sport Arena
Spl. Tax Rev.:
  5.30% 11/1/99  Baa  1,700,000  1,691,500
  5.625% 11/1/10  Baa  750,000  720,938
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 5.95% 4/1/14 (MBIA Insured) (f)  Aaa  2,000,000  1,997,500
  13,682,169
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FLORIDA - 1.9%
Broward County Resource Recovery Rev. (SES
Broward Co. LP South Proj.) 7.95% 12/1/08  A $ 600,000 $ 651,750
Florida Mid-Bay Bridge Auth. Rev. Series A,
7.50% 10/1/17  -  2,500,000  2,721,875
Jacksonville Elec. Auth. Rev. Rfdg. (St. Johns
River Pwr. Park Sys.) 5.375% 10/1/16  Aa1  5,500,000  5,273,125
  8,646,750
GEORGIA - 0.2%
Savannah Economic Dev. Auth. Ind. Dev. Rev. (Stone
Container Corp. Proj.) 7.40% 4/1/26 (e)  -  1,000,000  1,028,750
IDAHO - 0.1%
Boise Urban Renewal Parking Agcy. Rev. (Tax
Increment) Series A, B, C, 8.125% 9/1/15  A  375,000  390,938
ILLINOIS - 4.9%
Chicago O'Hare Int'l. Arpt. Rev.:
 (Passenger Facs. Charge) Series A,
 5.60% 1/1/10 (AMBAC Insured)  Aaa  2,500,000  2,518,750
 Rfdg. (2nd Lien) (Gen Arpt. Proj.):
  Series A, 6.25% 1/1/09
  (AMBAC Insured) (e)  Aaa  3,700,000  3,917,375
  Series A, 6.375% 1/1/15 (MBIA Insured)  Aaa  1,400,000  1,473,500
  Series C-1, 5% 1/1/10 (MBIA Insured)  Aaa  3,000,000  2,820,000
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev. Rfdg.
(American Airlines, Inc. Proj.)
8.20% 12/1/24  Baa2  1,000,000  1,161,250
Chicago School Board of Ed. 6.25% 12/1/09
(MBIA Insured)  Aaa  3,000,000  3,221,250
Decatur Econ. Dev. Rev. Rfdg. (Kroger Co. Proj.)
Series 1992, 7.75% 6/1/07  Ba1  705,000  787,838
Du Page County Commty. High School Dist. #99
(Downers Grove) Series A, 6% 2/1/06
(AMBAC Insured)  Aaa  1,640,000  1,734,300
Illinois Edl. Facs. Auth. Rev. (Depaul Univ.)
6% 10/1/05 (AMBAC Insured)  Aaa  1,200,000  1,267,500
Illinois Health Facs. Auth. Rev.:
 (Covenant Retirement Commty.) Series A,
 7.60% 12/1/12  BBB+  750,000  802,500
 (Mem. Hosp.):
 7.125% 5/1/10  BBB  1,000,000  1,050,000
  7.25% 5/1/22  BBB  1,000,000  1,051,250
  21,805,513
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
INDIANA - 0.5%
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1 $ 1,000,000 $ 1,058,750
Indiana Health Facs. Fing. Auth. Hosp. Rev. Rfdg.
(Clarian Health Partners Inc.)
Series 5.50% 2/15/16  Aa3  1,000,000  947,500
  2,006,250
KENTUCKY - 2.8%
Kenton County Arpt. Board Arpt. Rev.:
(Cincinnati/Northern Kentucky Int'l.)
 6% 3/1/05 (MBIA Insured) (e)  Aaa  5,570,000  5,799,763
 (Spl. Facs. Delta Airlines, Inc.)
 7.80% 12/1/15  Ba2  3,500,000  3,745,000
  Series A, 7.50% 2/1/20 (e)  Baa3  2,000,000  2,140,000
Murray Ind. Dev. Rev. Rfdg. (Kroger Co. Proj.)
7.25% 9/1/12  Baa3  700,000  761,250
  12,446,013
LOUISIANA - 0.6%
Hodge Util. Rev. 9% 3/1/10
(Stone Container Corp.) 9% 3/1/10 (e)   -  1,265,000  1,345,644
Louisiana Pub. Facs. Auth. Ind. Dev. Rev. Rfdg.
(Beverly Enterprises, Inc.) 8.25% 9/1/08  -  535,000  573,788
St. Tammany Pub. Trust Fing. Auth. Rev. Rfdg.
(Cap. Appreciation) Series C, 0% 7/20/14  Aaa  2,000,000  722,500
  2,641,932
MARYLAND - 0.6%
Maryland Health & Higher Edl. Facs. Auth. Rev.
(Good Samaritan Hosp.) 5.75% 7/1/13  A1  2,680,000  2,690,050
MASSACHUSETTS - 2.3%
Massachusetts Health & Edl. Facs. Auth. Rev.:
(1st Mtg.) (Fairview Extended Care) Series A,
 10.25% 1/1/21  -  5,000,000  5,675,000
 (New England Med. Ctr.) Series G,
 5.375% 7/1/24 (MBIA Insured)  Aaa  500,000  468,125
Massachusetts Ind. Fin. Agcy. Rev. Rfdg.:
(Atlanticare Med. Ctr.) Series A,
 10.125% 11/1/14   -  700,000  699,125
 (Emerson College) 8.90% 1/1/18  -  1,000,000  1,093,750
 (Institute Dev. Disabilities) 9.25% 6/1/09   -  85,000  83,300
 (Massachusetts Biomedical) (Cap. Appreciation)
 Series A-2:
  0% 8/1/08  A  800,000  420,000
   0% 8/1/10  A  4,500,000  2,053,125
  10,492,425
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MICHIGAN - 3.3%
Detroit Hosp. Fing. Auth. Facs. Rev. (Michigan
Health Care Corp. Proj.) 10% 12/1/20 (b)  C $ 6,685,000 $ 1,203,300
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.)
7.80% 7/1/14  Baa1  700,000  749,875
Highland Park Hosp. Fin. Auth. Hosp. Facs. Rev.
(Lakeside Commty. Hosp. Proj.) 10% 3/1/20 (b)  -  150,000  375
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Great Lakes Pulp & Fibre Proj.)
 10.25% 12/1/16 (b)(e)  -  15,250,000  7,320,000
 (Mercy Svcs. for Aging Proj.) 9.40% 5/15/20
 (Pre-Refunded to 5/15/00 @ 102) (d)  -  600,000  678,750
 (Michigan Health Care Corp. Proj.)
 9.10% 12/1/14 (b)  -  2,075,000  373,500
Royal Oak Hosp. Fin. Auth. Rev. Rfdg.
(William Beaumont Hosp.) 6.25% 1/1/09  Aa3  2,310,000  2,477,475
Tawas City Hosp. Fin. Auth. Hosp. Rev. (St. Joseph
Hosp. Proj.) Series A, 8.50% 3/15/12  -  1,875,000  1,933,594
  14,736,869
MINNESOTA - 1.7%
Minneapolis & St. Paul Hsg. & Redev. Auth.
Healthcare Sys. Rev. Rfdg. (Healthspan
Health Sys. Corp.) Series A, 4.75% 11/15/18
(AMBAC Insured)  Aaa  2,500,000  2,128,125
Minnesota Hsg. Single Family Mtg. Rev.
6.40% 7/1/15 (e)  Aa2  2,000,000  2,037,500
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
(Healtheast Proj.) Series A, 9.75% 11/1/17  Baa  380,000  396,876
Western Minnesota Muni. Pwr. Supply Agcy.
Rev. Rfdg. Series A, 6.25% 1/1/06
(AMBAC Insured)  Aaa  3,000,000  3,236,250
  7,798,751
MISSISSIPPI - 0.1%
Mississippi Home Corp. Single Family Sr.
Rev. Rfdg. Series 1990 A, 9.25% 3/1/12
(FGIC Insured)  Aaa  240,000  256,500
MISSOURI - 0.4%
St. Louis Reg'l Convention & Sports Complex
Auth. Series C:
  7.90% 8/15/21 (Pre-Refunded to
  8/15/03 @ 100) (d)  Aaa  1,485,000  1,728,169
  7.90% 8/15/21  -  65,000  71,013
  1,799,182
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEBRASKA - 1.3%
Nebraska Pub. Pwr. Dist. Rev.:
 Rfdg. (Pwr. Supply Sys.) Series C, 5% 1/1/17  A1 $ 4,590,000 $ 4,119,525
 (Elec. Sys.) Series A, 6% 1/1/06  A1  1,500,000  1,565,625
  5,685,150
NEVADA - 1.1%
Clark County Gen. Oblig. Series A,
4.75% 6/1/10 (MBIA Insured)  Aaa  2,730,000  2,501,363
Las Vegas Redev. Agcy. Tax Increment Rev.:
(Sub. Lien Fremont Proj.) Series A,
 6.10% 6/15/14  BBB+  1,000,000  967,500
 (Sub. Lien Hsg. Proj.) Series B, 6% 6/15/10  BBB+  1,500,000  1,464,375
  4,933,238
NEW HAMPSHIRE - 0.7%
New Hampshire Higher Edl. & Health Facs.
Auth. Rev.:
 (1st Mtg. River Woods at Exeter):
  8% 3/1/01  -  750,000  767,483
   9% 3/1/23  -  1,830,000  1,990,125
  (Littleton Hosp. Assoc., Inc.) Series A,
  9.50% 5/1/20  -  495,000  525,319
  3,282,927
NEW JERSEY - 1.3%
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.
Rfdg. (Stolt Term. Proj.) 10.50% 1/15/18  -  60,000  63,697
New Jersey Trans. Trust Fund Auth.
5.50% 6/15/11 (MBIA Insured)  Aaa  4,000,000  3,985,000
Passaic County Util. Auth. Swr. Dev. Rev. (Cap.
Appreciation) 0% 3/1/02 (MBIA Insured)  Aaa  2,500,000  1,975,000
  6,023,697
NEW MEXICO - 1.8%
Albuquerque Arpt. Rev. Rfdg.
(AMBAC Insured) (e):
 6.75% 7/1/11   Aaa  1,805,000  1,987,756
  6.70% 7/1/18   Aaa  3,970,000  4,257,825
New Mexico Edl. Assistance Foundation
Student Loan Rev. 5.25% 4/1/05
(AMBAC Insured) (e)  Aaa  1,935,000  1,918,069
  8,163,650
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NEW YORK - 14.8%
New York City Gen. Oblig.:
 Rfdg. Series A, 7% 8/1/03  Baa1 $ 2,000,000 $ 2,167,500
 Rfdg. Series B, 6.75% 8/15/03  Baa1  2,000,000  2,142,500
 Rfdg. Unltd. Tax Series E, 6.50% 2/15/04
 (FGIC Insured)  Aaa  1,500,000  1,631,250
 Series B:
 7.50% 2/1/02  Baa1  2,000,000  2,195,000
  5.70% 8/15/02  Baa1  1,165,000  1,194,125
 Series D, 5.50% 2/15/04  Baa1  5,000,000  4,987,500
 Series H, 6.875% 2/1/02  Baa1  1,700,000  1,821,125
New York City Ind. Dev. Agcy. Ind. Dev. Rev. (e):
(Japan Airlines Co. Ltd. Proj.)
 Series 91, 6% 11/1/15 (FSA Insured)
 LOC Morgan Guaranty Trust Co.   Aaa  1,000,000  1,030,000
 (Term. One Group Assoc. Proj.)
 5.90% 1/1/06  A  8,680,000  8,940,400
New York City Muni. Assistance Corp. (Spl. Tax)
6% 7/1/05  Aa2  6,500,000  6,857,500
New York State Dorm. Auth. Rev.:
 Rfdg. (New York State Univ. Edl. Facs.):
 Series A, 5.50% 5/15/05  Baa1  2,750,000  2,763,750
  Series B, 5.50% 5/15/08  Baa1  12,150,000  12,058,875
 (New York City Univ.) 5.70% 7/1/05  Baa1  3,000,000  3,048,750
New York State Local Gov't. Assistance Corp. Rfdg.
Series C, 5.50% 4/1/17  A3  7,500,000  7,303,125
New York State Tollway Auth. Gen. Rev.
(Spl. Oblig.) (Cap. Appreciation)
Series A, 0% 1/1/04  BBB  4,000,000  2,740,000
New York State Tollway Auth. Svc. Contract Rev.
(Local Hwy. & Bridges):
 5.90% 4/1/07  Baa1  2,000,000  2,025,000
  6% 1/1/11  Baa1  2,445,000  2,441,931
Suffolk County Wtr. Auth. 6% 6/1/17
(MBIA Insured)  Aaa  1,000,000  1,051,250
  66,399,581
NORTH CAROLINA - 3.4%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys.
Rev. Rfdg.:
 Series A, 5.50% 1/1/05 (MBIA Insured)  Aaa  4,000,000  4,080,000
  Series B:
  7.25% 1/1/07  Baa1  1,000,000  1,110,000
   6.125% 1/1/09  Aaa  3,000,000  3,056,250
  Series C:
  5.125% 1/1/03  Baa1  2,000,000  1,972,500
   5.25% 1/1/04  Baa1  1,365,000  1,344,525
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NORTH CAROLINA - CONTINUED
North Carolina Muni. Pwr. Agcy. Rev. Rfdg.
(Proj. #1 Catawba Elec.):
 5.75% 1/1/02  A3 $ 1,750,000 $ 1,789,375
  6.25% 1/1/17 (AMBAC Insured)  Aaa  1,800,000  1,856,250
  15,208,900
OHIO - 4.5%
Gateway Econ. Dev. Corp. (Greater Cleveland
Stadiums) Series 1990, 6.50% 9/15/14 (e)  -  3,000,000  3,045,000
Mahoning Valley San. Dist. Wtr. Rev.:
7.75% 5/15/14  -  2,000,000  2,082,500
 7.75% 5/15/19  -  2,000,000  2,077,500
Marion County Hosp. Impt. Rev. Rfdg. (Commty.
Hosp. Impt. Proj.) 5.60% 5/15/01  BBB+  1,000,000  1,011,250
Ohio Econ. Dev. Rev. Rfdg. (Kroger Co. Proj.)
Series 1992, 7.50% 9/1/10  Baa3  2,470,000  2,741,700
Ohio Wtr. Dev. Auth. Pollution Cont. Facs. Rev.
(Wtr. Cont. Loan Fund):
 State Matching Series 6.50% 1/1/04
  (MBIA Insured)  Aaa  1,835,000  2,004,738
  Wtr. Quality Series, 5.625% 6/1/06
  (MBIA Insured)  Aaa  2,000,000  2,072,500
Student Loan Fund Corp. Student Loan Rev.
Sub-Series B, 8.875% 8/1/08 (e)  -  3,230,000  3,339,013
Summit County Ind. Dev. Rev. Rfdg.
(Surnow Assoc. Proj.) 7.65% 10/1/06  Ba2  1,730,000  1,924,625
  20,298,826
OKLAHOMA - 1.0%
Tulsa Muni. Arpt. Trust Rev. (American Airlines
Corp. Proj.) 7.35% 12/1/11  Baa2  4,000,000  4,315,000
PENNSYLVANIA - 5.8%
Allegheny County Ind. Dev. Auth. Rev. (YMCA
Pittsburgh Proj.) Series 1990, 8.75% 3/1/10  -  355,000  378,519
Butler County Ind. Dev. Auth. Health Ctr. Rev.
Rfdg. (Sherwood Oaks Proj.) 5.75% 6/1/11  A-  3,000,000  2,876,250
Cumberland County Muni. Auth. Rev.
(Carlisle Hosp.):
 6.80% 11/15/14  Baa  3,250,000  3,355,625
  6.80% 11/15/23  Baa  1,000,000  1,026,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Delaware County Auth. Rev. (1st Mtg. Riddle
Village Proj.) (d):
 Series 1992, 8.75% 6/1/10
  (Pre-Refunded to 6/1/02 @ 102)  - $ 2,870,000 $ 3,383,013
  7% 6/1/00 (Escrowed to Maturity)  -  1,000,000  1,022,010
  8.25% 6/1/22 (Escrowed to Maturity)  -  2,250,000  2,702,813
  9.25% 6/1/22 (Pre-Refunded to
  6/1/02 @ 102)  -  2,905,000  3,489,631
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Facs.) Series A,
6.10% 7/1/13  Baa1  1,900,000  1,900,000
Montgomery County Higher Ed. & Health Auth.
Hosp. Rev. (United Hosp., Inc. Proj.) (d):
 (St. Christopher):
  8.25% 11/1/03
    (Pre-Refunded to 11/1/97 @102)  Ba1  1,250,000  1,300,588
   7% 11/1/06
    (Pre-Refunded to 11/1/97 @ 102)  Ba1  120,000  121,841
   8.50% 11/1/17
    (Pre-Refunded to 11/1/97 @ 102)  Ba1  525,000  547,008
  Series B, 8.10% 11/1/97
  (Escrowed to Maturity)  Ba1  35,000  35,713
Pennsylvania Ind. Dev. Auth. Rev. Econ. Dev.
5.80% 7/1/09 (AMBAC Insured)  Aaa  1,345,000  1,397,119
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. (Graduate Health Sys. Oblig.
Group) 7.25% 7/1/18  Ba  2,600,000  2,713,750
  26,250,130
RHODE ISLAND - 1.0%
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14 (FSA Insured) (e)  Aaa  4,000,000  4,545,000
SOUTH CAROLINA - 0.4%
Piedmont Muni. Pwr. Elec. Agcy. Rev. Series A,
6.25% 1/1/05 (FGIC Insured)  Aaa  1,715,000  1,835,050
TENNESSEE - 0.7%
Dyer County Ind. Dev. Board. Ind. Dev. Rev.
Rfdg. (Tennessee Assoc. Proj.) 6% 2/1/07  Ba1  1,555,000  1,562,775
Metropolitan Gov't Nashville & Davidson County
Elec. Rev. (Cap. Appreciation) Series A,
0% 5/15/06 (MBIA Insured)  Aaa  1,000,000  623,750
Rutherford County Ind. Dev. Board Dev. Rev. Rfdg.
(Kroger Co. Proj.) 7.30% 6/1/21  Baa3  1,000,000  1,092,500
  3,279,025
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
TEXAS - 3.3%
Brazos River Auth. Poll. Cont. Rev. Coll.
(Texas Util. Elec. Co.) 9.25% 3/1/18 (e)  Baa1 $ 1,300,000 $ 1,371,266
Conroe Independent School Dist.
(Capital Appreciation) Rfdg. 0% 2/15/09
(PSF Guaranteed)  Aaa  750,000  392,813
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp.
Rev. (AMR Corp.) 7.50% 11/1/25 (e)  Baa2  6,000,000  6,397,500
Houston Elderly Hsg. Auth. 1st Lien Rev.
(Low Income Elderly Hsg.) 7.50% 7/1/17  -  450,000  457,875
Midlothian Independent School Dist. (Cap.
Appreciation) 0% 2/15/04 (PSF Guaranteed)  Aaa  1,845,000  1,305,338
Texas Pub. Fin. Auth. Series A, 5% 10/1/14  Aa  5,000,000  4,656,250
  14,581,042
UTAH - 2.4%
Intermountain Pwr. Agcy. Pwr. Supply Sys.
Rev. Rfdg.:
Series A, 6.50% 7/1/09 (AMBAC Insured)  Aaa  1,000,000  1,105,000
 Series B (MBIA Insured):
  5.75% 7/1/16  Aaa  2,500,000  2,487,500
  6% 7/1/16  Aaa  6,000,000  6,097,500
  5.75% 7/1/19   Aaa  1,000,000  988,750
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  250,000  278,125
  10,956,875
VIRGINIA - 3.0%
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A:
 9.25% 11/1/04  -  1,000,000  1,086,250
  8.75% 11/1/24  -  8,500,000  8,967,500
Virginia Pub. School Auth. Series B,
6.50% 8/1/15  Aa  3,000,000  3,228,750
  13,282,500
WASHINGTON - 3.2%
Washington Pub. Pwr. Supply Sys.:
Nuclear Proj. #2 Rev. 5.40% 7/1/12  Aa1  14,000,000  13,107,500
 Nuclear Proj. #3 Rev. Rfdg. Series B,
 7% 7/1/05 (FGIC Insured) (g)  Aaa  1,150,000  1,226,188
  14,333,688
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
WEST VIRGINIA - 0.5%
Ripley Ind. Dev. Rev. Rfdg. (Kroger Co. Proj.)
7.30% 5/1/11  Baa3 $ 2,200,000 $ 2,392,500
TOTAL MUNICIPAL BONDS
(Cost $438,269,482)   432,015,710
CASH EQUIVALENTS - 3.8%
 SHARES
Municipal Central Cash Fund (c)(h)
(Cost $17,179,297)    17,179,297  17,179,297
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $455,448,779)  $ 449,195,007
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
73 U.S. Treasury Bond Futures   June 1997 $ 7,977,471 $ 144,463
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.8%
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. At the period end, the seven-day yield of the Municipal Central Cash Fund was 4.30%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
6. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
7. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $533,125.
8. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 44.2% AAA, AA, A 47.3%
Baa 23.8% BBB  21.9%
Ba 4.2% BB  4.0%
B 0.0% B  1.9%
Caa 0.0% CCC  0.0%
Ca, C 0.3% CC, C  0.0%
  D  0.3%
The percentage not rated by both S&P and Moody's amounted to 15.3%. FMR has determined that unrated debt securities that are lower quality account for 11.5% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  20.2%
Health Care  17.6
Electric Revenue  16.1
Industrial Development  12.2
Transportation  9.4
Special Tax  5.8
Others (individually less than 5%)   18.7
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $455,448,779. Net unrealized depreciation aggregated $6,253,772, of which $12,745,011 related to appreciated investment securities and $18,998,783 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $16,952,000 of which $3,173,000, $7,511,000 and $6,268,000 will expire on October 31, 2002, 2003 and 2004 , respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $455,448,779) -                  $ 449,195,007
See accompanying schedule

Receivable for investments sold                                            1,806,252

Interest receivable                                                        7,944,975

Receivable for daily variation on futures contracts                        25,094

Prepaid expenses                                                           6,534

 TOTAL ASSETS                                                              458,977,862

LIABILITIES

Payable for investments purchased                           $ 2,000,000
Delayed delivery

Payable for fund shares redeemed                             868,219

Distributions payable                                        736,598

Accrued management fee                                       145,300

Other payables and accrued expenses                          221,452

 TOTAL LIABILITIES                                                         3,971,569

NET ASSETS                                                                $ 455,006,293

Net Assets consist of:

Paid in capital                                                           $ 474,353,002

Accumulated undistributed net realized gain (loss)                         (13,237,400)
on investments

Net unrealized appreciation (depreciation) on                              (6,109,309)
investments

NET ASSETS                                                                $ 455,006,293


CALCULATION OF MAXIMUM OFFERING PRICE                            $11.70
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,610,533 (divided by) 137,671 shares)

Maximum offering price per share (100/95.75 of $11.70)           $12.22

CLASS T:                                                         $11.70
NET ASSET VALUE and redemption price per share
 ($413,225,053 (divided by) 35,326,581 shares)

Maximum offering price per share (100/96.50 of $11.70)           $12.12

CLASS B:                                                         $11.67
NET ASSET VALUE and offering price per share
 ($39,396,258 (divided by) 3,374,886 shares) A

INSTITUTIONAL CLASS:                                             $11.68
NET ASSET VALUE, offering price and redemption price per share ($774,449 (divided by) 66,288 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INTEREST INCOME                                                           $ 14,744,505

EXPENSES

Management fee                                             $ 954,644

Transfer agent fees                                         436,782

Distribution fees                                           735,123

Accounting fees and expenses                                95,411

Non-interested trustees' compensation                       2,590

Custodian fees and expenses                                 17,499

Registration fees                                           37,288

Audit                                                       20,566

Legal                                                       4,784

Miscellaneous                                               8,889

 Total expenses before reductions                           2,313,576

 Expense reductions                                         (21,860)       2,291,716

NET INTEREST INCOME                                                        12,452,789

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      5,292,398

 Futures contracts                                          (116,375)      5,176,023

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (6,705,076)

 Futures contracts                                          144,463        (6,560,613)

NET GAIN (LOSS)                                                            (1,384,590)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 11,068,199
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS       YEAR ENDED
                                                         ENDED            OCTOBER 31,
                                                         APRIL 30, 1997   1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 12,452,789     $ 32,576,734
Net interest income

 Net realized gain (loss)                                 5,176,023        (5,991,620)

 Change in net unrealized appreciation (depreciation)     (6,560,613)      (1,724,709)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          11,068,199       24,860,405
FROM OPERATIONS

Distributions to shareholders                             (13,316,754)     (31,712,769)
From net interest income

 In excess of net interest income                         (86,644)         -

 TOTAL DISTRIBUTIONS                                      (13,403,398)     (31,712,769)

Share transactions - net increase (decrease)              (63,608,030)     (69,878,601)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (65,943,229)     (76,730,965)

NET ASSETS

 Beginning of period                                      520,949,522      597,680,487

 End of period (including undistributed net interest     $ 455,006,293    $ 520,949,522
income of $0 and $863,965, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS ENDED    YEAR ENDED
      APRIL 30, 1997      OCTOBER 31,

      (UNAUDITED)         1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.740     $ 11.630

Income from Investment Operations

 Net interest income                                   .298 F       .105 F, G

 Net realized and unrealized gain (loss)               (.011)       .109 E

 Total from investment operations                      .287         .214

Less Distributions

 From net interest income                              (.325) G     (.104)

 In excess of net interest income                      (.002) I     -

 Total distributions                                   (.327)       (.104)

Net asset value, end of period                        $ 11.700     $ 11.740

TOTAL RETURN B, C                                      2.46%        1.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 1,611      $ 202

Ratio of expenses to average net assets                .90% A, D    .90% A,
                                                                    D

Ratio of net interest income to average net assets     5.21% A      5.73% A

Portfolio turnover rate                                44% A        49%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T

      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994 D   1993   1992

SELECTED PER-SHARE DATA

Net asset value,               $ 11.760    $ 11.880    $ 11.220    $ 12.720    $ 11.650    $ 11.410
beginning of period

Income from
Investment
Operations

 Net interest income            .304 F      .677 F,     .700        .689        .710        .774
                                           G

 Net realized and               (.041)      (.136)      .660        (1.430)     1.100       .250
 unrealized gain
(loss)

 Total from investment          .263        .541        1.360       (.741)      1.810       1.024

 operations

Less Distributions              (.321) G    (.661)      (.700)      (.689)      (.710)      (.774)
From net interest
 income

 From net realized gain         -           -           -           (.060)      (.030)      (.010)

 In excess of net               (.002) H    -           -           -           -           -
 interest income

 In excess of net               -           -           -           (.010)      -           -
 realized gain

 Total distributions            (.323)      (.661)      (.700)      (.759)      (.740)      (.784)

Net asset value,               $ 11.700    $ 11.760    $ 11.880    $ 11.220    $ 12.720    $ 11.650
end of period

TOTAL RETURN B, C               2.26%       4.68%       12.50%      (6.03)      15.95%      9.21%
                                                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 413,225   $ 480,432   $ 565,131   $ 544,422   $ 497,575   $ 156,659
period (000 omitted)

Ratio of expenses to            .89%        .89%        .91%        .89%        .92%        .90%
average net assets             A                                                           E

Ratio of net interest           5.21%       5.74%       6.06%       5.78%       5.59%       6.59%
income to average              A
net assets

Portfolio turnover rate         44%         49%         37%         38%         27%         13%
                               A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER.
F NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994 G


SELECTED PER-SHARE DATA

Net asset value, beginning of period    $ 11.740    $ 11.860     $ 11.210   $ 11.610

Income from Investment Operations

 Net interest income                     .263 E      .596 E, F    .612       .188

 Net realized and unrealized             (.044)      (.136)       .650       (.400)
 gain (loss)

 Total from investment operations        .219        .460         1.262      (.212)

Less Distributions

 From net interest income                (.287) F    (.580)       (.612)     (.188)

 In excess of net interest income        (.002) H    -            -          -

 Total distributions                     (.289)      (.580)       (.612)     (.188)

Net asset value, end of period          $ 11.670    $ 11.740     $ 11.860   $ 11.210

TOTAL RETURN B, C                        1.87%       3.98%        11.57%     (1.86)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period               $ 39,396    $ 39,389     $ 32,395   $ 9,968
(000 omitted)

Ratio of expenses to average             1.58% A     1.57%        1.86% D    2.09% A
net assets

Ratio of net interest income to          4.53% A     5.06%        5.18%      4.58% A
average net assets

Portfolio turnover rate                  44% A       49%          37%        38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995 H


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.720     $ 11.880     $ 11.700

Income from Investment Operations

 Net interest income                                   .313 E       .707 E, G    .232

 Net realized and unrealized gain (loss)               .002 F       (.197)       .180

 Total from investment operations                      .315         .510         .412

Less Distributions

 From net interest income                              (.353) G     (.670)       (.232)

 In excess of net interest income                      (.002) I     -            -

 Total distributions                                   (.355)       (.670)       (.232)

Net asset value, end of period                        $ 11.680     $ 11.720     $ 11.880

TOTAL RETURN B, C                                      2.70%        4.41%        3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 774        $ 927        $ 154

Ratio of expenses to average net assets                .75% A, D    .75% D       .75% A,
                                                                                 D

Ratio of net interest income to average net assets     5.36% A      5.88%        5.89% A

Portfolio turnover rate                                44% A        49%          37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Income Municipal Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments may include temporary book to tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $103,496,881 and $183,810,335, respectively.
The market value of futures contracts opened and closed during the period amounted to $37,677,430 and $29,728,047, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 702       $ 702

CLASS T     557,165     557,165

CLASS B     177,256     49,238

           $ 735,123   $ 607,105

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 22,226    $ 16,093

CLASS T     97,829      70,755

CLASS B     77,606      0 *

           $ 197,661   $ 86,848

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                       TRANSFER   AMOUNT      % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                UMB        $ 1,053      .23

CLASS T                UMB         399,735     .18

CLASS B                UMB         34,820      .18

INSTITUTIONAL CLASS    UMB         1,174       .27

                                  $ 436,782


UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                .90%          $ 13,721

INSTITUTIONAL CLASS    .75%           6,648

                                     $ 20,369

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $192 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
           TRANSFER
           AGENT
           INTEREST
           CREDITS

CLASS T    $ 1,299

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                    SIX MONTHS        YEAR ENDED
                                    ENDED APRIL 30,   OCTOBER 31,
                                    1997              1996 A

CLASS A

From net interest income            $ 24,908          $ 1,272

In excess of net interest income     40                -

Total                               $ 24,948          $ 1,272

CLASS T

From net interest income            $ 12,294,544      $ 29,846,407

In excess of net interest income     79,597            -

Total                               $ 12,374,141      $ 29,846,407

CLASS B

From net interest income            $ 970,856         $ 1,818,282

In excess of net interest income     6,838             -

Total                               $ 977,694         $ 1,818,282

INSTITUTIONAL CLASS

From net interest income            $ 26,446          $ 46,808

In excess of net interest income     169               -

Total                               $ 26,615          $ 46,808

                                    $ 13,403,398      $ 31,712,769

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                            DOLLARS

                                 SIX MONTHS        YEAR ENDED      SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,     ENDED APRIL 30,   OCTOBER 31,

                                 1997              1996 A          1997              1996 A



CLASS A                           125,129           18,733         $ 1,471,806       $ 218,730
Shares sold

Reinvestment of distributions     926               78              10,857            910

Shares redeemed                   (5,563)           (1,632)         (65,409)          (19,114)

Net increase (decrease)           120,492           17,179         $ 1,417,254       $ 200,526

CLASS T                           1,304,002         6,539,718      $ 15,296,238      $ 77,377,354
Shares sold

Reinvestment of distributions     643,930           1,597,120       7,576,575         18,850,193

Shares redeemed                   (7,486,879)       (14,847,912)    (87,957,097)      (174,513,587)

Net increase (decrease)           (5,538,947)       (6,711,074)    $ (65,084,284)    $ (78,286,040)

CLASS B                           353,186           1,193,226      $ 4,139,591       $ 14,098,773
Shares sold

Reinvestment of distributions     49,002            95,237          575,380           1,121,011

Shares redeemed                   (383,811)         (664,327)       (4,505,190)       (7,798,479)

Net increase (decrease)           18,377            624,136        $ 209,781         $ 7,421,305

INSTITUTIONAL CLASS               23,272            140,918        $ 273,956         $ 1,653,013
Shares sold

Reinvestment of distributions     1,644             3,139           19,334            36,744

Shares redeemed                   (37,778)          (77,867)        (444,071)         (904,149)

Net increase (decrease)           (12,862)          66,190         $ (150,781)       $ 785,608


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 13,963

CLASS T                 10,258

CLASS B                 6,324

INSTITUTIONAL CLASS     6,743

                       $ 37,288


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

NATURAL RESOURCES
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              10    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     13    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            14    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   21    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  28    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR NATURAL RESOURCES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past six months, past one year, past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997          PAST 6   PAST 1   PAST 5    LIFE OF
                                      MONTHS   YEAR     YEARS     FUND

Advisor Natural Resources - Class     -3.25%   3.38%    114.70%   294.27%
A

Advisor Natural Resources - Class A   -8.33%   -2.04%   103.43%   273.57%
 (incl. max. 5.25% sales charge)

S&P 500(registered trademark)         14.72%   25.13%   120.23%   331.74%

Natural Resources Funds Average       -1.27%   6.35%    86.56%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the natural resources funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 43 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997          PAST 1   PAST 5   LIFE OF
                                      YEAR     YEARS    FUND

Advisor Natural Resources - Class A   3.38%    16.51%   15.81%

Advisor Natural Resources - Class A   -2.04%   15.26%   15.15%
 (incl. max. 5.25% sales charge)

S&P 500                               25.13%   17.10%   16.94%

Natural Resources Funds Average       6.35%    12.96%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Natural Resource -CL A   SP Standard & Poor 500
             00247                       SP001
  1987/12/29       9475.00                    10000.00
  1987/12/31       9456.05                    10064.43
  1988/01/31       9361.30                    10488.14
  1988/02/29      10071.93                    10976.89
  1988/03/31      10346.70                    10637.70
  1988/04/30      10517.25                    10755.78
  1988/05/31      10346.70                    10849.36
  1988/06/30      11028.90                    11347.34
  1988/07/31      10981.53                    11304.22
  1988/08/31      10687.80                    10919.88
  1988/09/30      10640.43                    11385.07
  1988/10/31      10867.83                    11701.57
  1988/11/30      10621.48                    11534.24
  1988/12/31      10978.60                    11736.09
  1989/01/31      11865.96                    12595.17
  1989/02/28      11690.55                    12281.55
  1989/03/31      11917.56                    12567.71
  1989/04/30      12289.01                    13219.97
  1989/05/31      12577.92                    13755.38
  1989/06/30      12536.65                    13676.98
  1989/07/31      13444.65                    14912.01
  1989/08/31      13847.06                    15204.28
  1989/09/30      13475.61                    15141.94
  1989/10/31      13000.97                    14790.65
  1989/11/30      13578.79                    15092.38
  1989/12/31      14616.67                    15454.60
  1990/01/31      13694.70                    14417.59
  1990/02/28      14335.58                    14603.58
  1990/03/31      14605.43                    14990.58
  1990/04/30      13840.87                    14615.81
  1990/05/31      15246.31                    16040.85
  1990/06/30      15055.17                    15931.78
  1990/07/31      15797.25                    15880.79
  1990/08/31      15381.24                    14445.17
  1990/09/30      14897.76                    13741.69
  1990/10/31      13829.62                    13682.60
  1990/11/30      14054.49                    14566.50
  1990/12/31      13844.62                    14972.90
  1991/01/31      14301.42                    15625.72
  1991/02/28      16362.89                    16742.96
  1991/03/31      15976.36                    17148.14
  1991/04/30      16058.35                    17189.30
  1991/05/31      16831.40                    17931.87
  1991/06/30      15859.23                    17110.59
  1991/07/31      16386.31                    17907.95
  1991/08/31      16807.98                    18332.37
  1991/09/30      16152.06                    18026.21
  1991/10/31      16526.87                    18267.77
  1991/11/30      15191.60                    17531.58
  1991/12/31      15847.77                    19537.19
  1992/01/31      16831.94                    19173.80
  1992/02/29      17210.47                    19423.06
  1992/03/31      16781.47                    19044.31
  1992/04/30      17399.74                    19604.21
  1992/05/31      17866.59                    19700.27
  1992/06/30      17286.18                    19406.73
  1992/07/31      17980.15                    20200.47
  1992/08/31      17715.18                    19786.36
  1992/09/30      17891.83                    20019.84
  1992/10/31      17513.30                    20089.91
  1992/11/30      17740.41                    20774.97
  1992/12/31      17961.04                    21030.51
  1993/01/31      18536.80                    21207.16
  1993/02/28      19056.39                    21495.58
  1993/03/31      20320.27                    21949.14
  1993/04/30      21415.62                    21417.97
  1993/05/31      22468.85                    21991.97
  1993/06/30      22777.80                    22055.75
  1993/07/31      22468.85                    21967.52
  1993/08/31      23760.81                    22800.09
  1993/09/30      23634.42                    22624.53
  1993/10/31      24701.69                    23092.86
  1993/11/30      23774.85                    22873.48
  1993/12/31      24775.26                    23150.25
  1994/01/31      26281.67                    23937.36
  1994/02/28      25462.65                    23288.65
  1994/03/31      23897.75                    22273.27
  1994/04/30      24292.63                    22558.37
  1994/05/31      24614.39                    22928.32
  1994/06/30      24175.63                    22366.58
  1994/07/31      24994.64                    23100.20
  1994/08/31      26208.54                    24047.31
  1994/09/30      26076.92                    23458.15
  1994/10/31      25682.03                    23985.96
  1994/11/30      24000.12                    23112.39
  1994/12/31      24210.56                    23455.15
  1995/01/31      23734.97                    24063.34
  1995/02/28      24433.50                    25001.09
  1995/03/31      25800.82                    25738.87
  1995/04/30      26856.04                    26496.88
  1995/05/31      27227.60                    27555.96
  1995/06/30      28000.43                    28196.09
  1995/07/31      29174.55                    29131.07
  1995/08/31      29620.41                    29204.19
  1995/09/30      29873.07                    30436.60
  1995/10/31      28609.78                    30327.94
  1995/11/30      30066.28                    31659.34
  1995/12/31      31152.82                    32269.10
  1996/01/31      32336.81                    33367.54
  1996/02/29      33136.39                    33676.86
  1996/03/31      34151.24                    34001.17
  1996/04/30      36134.81                    34502.34
  1996/05/31      36811.37                    35392.16
  1996/06/30      36580.73                    35527.00
  1996/07/31      34597.16                    33957.42
  1996/08/31      36150.18                    34673.58
  1996/09/30      37687.84                    36625.01
  1996/10/31      38610.43                    37635.13
  1996/11/30      40547.87                    40479.97
  1996/12/31      40614.39                    39678.06
  1997/01/31      41272.38                    42157.15
  1997/02/28      38541.72                    42487.66
  1997/03/31      37538.29                    40741.84
  1997/04/30      37373.79                    43174.13
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Class A on December 29, 1987, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $37,357 - a 273.57% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $43,174 - a 331.74% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. Foreign stocks involve
greater risks, due to political and
economic uncertainties. In turn,
the share price and return of a
fund that invests in stocks will
vary. That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR NATURAL RESOURCES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997          PAST 6   PAST 1   PAST 5    LIFE OF
                                      MONTHS   YEAR     YEARS     FUND

Advisor Natural Resources - Class     -3.08%   3.60%    115.15%   295.10%
T

Advisor Natural Resources - Class T   -6.47%   -0.03%   107.62%   281.27%
 (incl. max. 3.50% sales charge)

S&P 500(registered trademark)         14.72%   25.13%   120.23%   331.74%

Natural Resources Funds Average       -1.27%   6.35%    86.56%    n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the natural resources funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 43 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997          PAST 1   PAST 5   LIFE OF
                                      YEAR     YEARS    FUND

Advisor Natural Resources - Class T   3.60%    16.56%   15.84%

Advisor Natural Resources - Class T   -0.03%   15.73%   15.40%
 (incl. max. 3.50% sales charge)

S&P 500                               25.13%   17.10%   16.94%

Natural Resources Funds Average       6.35%    12.96%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Natural Resource -CL T   SP Standard & Poor 500
             00166                       SP001
  1987/12/29       9650.00                    10000.00
  1987/12/31       9630.70                    10064.43
  1988/01/31       9534.20                    10488.14
  1988/02/29      10257.95                    10976.89
  1988/03/31      10537.80                    10637.70
  1988/04/30      10711.50                    10755.78
  1988/05/31      10537.80                    10849.36
  1988/06/30      11232.60                    11347.34
  1988/07/31      11184.35                    11304.22
  1988/08/31      10885.20                    10919.88
  1988/09/30      10836.95                    11385.07
  1988/10/31      11068.55                    11701.57
  1988/11/30      10817.65                    11534.24
  1988/12/31      11181.37                    11736.09
  1989/01/31      12085.12                    12595.17
  1989/02/28      11906.47                    12281.55
  1989/03/31      12137.67                    12567.71
  1989/04/30      12515.99                    13219.97
  1989/05/31      12810.23                    13755.38
  1989/06/30      12768.20                    13676.98
  1989/07/31      13692.97                    14912.01
  1989/08/31      14102.81                    15204.28
  1989/09/30      13724.50                    15141.94
  1989/10/31      13241.09                    14790.65
  1989/11/30      13829.59                    15092.38
  1989/12/31      14886.64                    15454.60
  1990/01/31      13947.63                    14417.59
  1990/02/28      14600.36                    14603.58
  1990/03/31      14875.19                    14990.58
  1990/04/30      14096.50                    14615.81
  1990/05/31      15527.91                    16040.85
  1990/06/30      15333.24                    15931.78
  1990/07/31      16089.02                    15880.79
  1990/08/31      15665.32                    14445.17
  1990/09/30      15172.92                    13741.69
  1990/10/31      14085.05                    13682.60
  1990/11/30      14314.08                    14566.50
  1990/12/31      14100.32                    14972.90
  1991/01/31      14565.56                    15625.72
  1991/02/28      16665.10                    16742.96
  1991/03/31      16271.44                    17148.14
  1991/04/30      16354.95                    17189.30
  1991/05/31      17142.27                    17931.87
  1991/06/30      16152.15                    17110.59
  1991/07/31      16688.96                    17907.95
  1991/08/31      17118.41                    18332.37
  1991/09/30      16450.38                    18026.21
  1991/10/31      16832.11                    18267.77
  1991/11/30      15472.18                    17531.58
  1991/12/31      16140.47                    19537.19
  1992/01/31      17142.82                    19173.80
  1992/02/29      17528.34                    19423.06
  1992/03/31      17091.42                    19044.31
  1992/04/30      17721.10                    19604.21
  1992/05/31      18196.58                    19700.27
  1992/06/30      17605.45                    19406.73
  1992/07/31      18312.24                    20200.47
  1992/08/31      18042.37                    19786.36
  1992/09/30      18222.28                    20019.84
  1992/10/31      17836.76                    20089.91
  1992/11/30      18068.07                    20774.97
  1992/12/31      18292.77                    21030.51
  1993/01/31      18879.17                    21207.16
  1993/02/28      19408.36                    21495.58
  1993/03/31      20695.58                    21949.14
  1993/04/30      21811.16                    21417.97
  1993/05/31      22883.84                    21991.97
  1993/06/30      23198.50                    22055.75
  1993/07/31      22883.84                    21967.52
  1993/08/31      24199.66                    22800.09
  1993/09/30      24070.94                    22624.53
  1993/10/31      25157.92                    23092.86
  1993/11/30      24213.97                    22873.48
  1993/12/31      25232.86                    23150.25
  1994/01/31      26767.08                    23937.36
  1994/02/28      25932.94                    23288.65
  1994/03/31      24339.13                    22273.27
  1994/04/30      24741.31                    22558.37
  1994/05/31      25069.01                    22928.32
  1994/06/30      24622.14                    22366.58
  1994/07/31      25456.29                    23100.20
  1994/08/31      26692.61                    24047.31
  1994/09/30      26558.55                    23458.15
  1994/10/31      26156.37                    23985.96
  1994/11/30      24443.40                    23112.39
  1994/12/31      24657.72                    23455.15
  1995/01/31      24173.35                    24063.34
  1995/02/28      24884.78                    25001.09
  1995/03/31      26277.35                    25738.87
  1995/04/30      27352.06                    26496.88
  1995/05/31      27730.48                    27555.96
  1995/06/30      28517.59                    28196.09
  1995/07/31      29713.39                    29131.07
  1995/08/31      30167.49                    29204.19
  1995/09/30      30424.82                    30436.60
  1995/10/31      29138.19                    30327.94
  1995/11/30      30621.59                    31659.34
  1995/12/31      31728.20                    32269.10
  1996/01/31      32934.06                    33367.54
  1996/02/29      33748.41                    33676.86
  1996/03/31      34782.00                    34001.17
  1996/04/30      36802.21                    34502.34
  1996/05/31      37491.27                    35392.16
  1996/06/30      37256.36                    35527.00
  1996/07/31      35236.15                    33957.42
  1996/08/31      36817.87                    34673.58
  1996/09/30      38399.58                    36625.01
  1996/10/31      39339.21                    37635.13
  1996/11/30      41328.09                    40479.97
  1996/12/31      41410.95                    39678.06
  1997/01/31      42077.79                    42157.15
  1997/02/28      39310.39                    42487.66
  1997/03/31      38276.79                    40741.84
  1997/04/30      38126.75                    43174.13
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Class T on December 29, 1987, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $38,127 - a 281.27% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $43,174 - a 331.74% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and
short-term volatility. Foreign
stocks involve greater risks, due
to political and economic
uncertainties. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
FIDELITY ADVISOR NATURAL RESOURCES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997          PAST 6   PAST 1   PAST 5    LIFE OF
                                      MONTHS   YEAR     YEARS     FUND

Advisor Natural Resources - Class     -3.36%   2.93%    112.50%   290.23%
B

Advisor Natural Resources - Class B   -7.90%   -1.91%   110.50%   290.23%
 (incl. contingent deferred sales
charge)

S&P 500(registered trademark)         14.72%   25.13%   120.23%   331.74%

Natural Resources Funds Average       -1.27%   6.35%    86.56%    n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the natural resources funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 43 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Natural Resources - Class B         2.93%    16.27%   15.68%

Advisor Natural Resources - Class B         -1.91%   16.05%   15.68%
 (incl. contingent deferred sales charge)

S&P 500                                     25.13%   17.10%   16.94%

Natural Resources Funds Average             6.35%    12.96%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Natural Resource -CL B   SP Standard & Poor 500
             00656                       SP001
  1987/12/29      10000.00                    10000.00
  1987/12/31       9980.00                    10064.43
  1988/01/31       9880.00                    10488.14
  1988/02/29      10630.00                    10976.89
  1988/03/31      10920.00                    10637.70
  1988/04/30      11100.00                    10755.78
  1988/05/31      10920.00                    10849.36
  1988/06/30      11640.00                    11347.34
  1988/07/31      11590.00                    11304.22
  1988/08/31      11280.00                    10919.88
  1988/09/30      11230.00                    11385.07
  1988/10/31      11470.00                    11701.57
  1988/11/30      11210.00                    11534.24
  1988/12/31      11586.91                    11736.09
  1989/01/31      12523.44                    12595.17
  1989/02/28      12338.32                    12281.55
  1989/03/31      12577.89                    12567.71
  1989/04/30      12969.93                    13219.97
  1989/05/31      13274.85                    13755.38
  1989/06/30      13231.29                    13676.98
  1989/07/31      14189.61                    14912.01
  1989/08/31      14614.32                    15204.28
  1989/09/30      14222.28                    15141.94
  1989/10/31      13721.34                    14790.65
  1989/11/30      14331.18                    15092.38
  1989/12/31      15426.57                    15454.60
  1990/01/31      14453.51                    14417.59
  1990/02/28      15129.90                    14603.58
  1990/03/31      15414.70                    14990.58
  1990/04/30      14607.77                    14615.81
  1990/05/31      16091.10                    16040.85
  1990/06/30      15889.36                    15931.78
  1990/07/31      16672.56                    15880.79
  1990/08/31      16233.50                    14445.17
  1990/09/30      15723.23                    13741.69
  1990/10/31      14595.91                    13682.60
  1990/11/30      14833.24                    14566.50
  1990/12/31      14611.74                    14972.90
  1991/01/31      15093.85                    15625.72
  1991/02/28      17269.54                    16742.96
  1991/03/31      16861.60                    17148.14
  1991/04/30      16948.13                    17189.30
  1991/05/31      17764.01                    17931.87
  1991/06/30      16737.98                    17110.59
  1991/07/31      17294.26                    17907.95
  1991/08/31      17739.29                    18332.37
  1991/09/30      17047.02                    18026.21
  1991/10/31      17442.60                    18267.77
  1991/11/30      16033.35                    17531.58
  1991/12/31      16725.88                    19537.19
  1992/01/31      17764.58                    19173.80
  1992/02/29      18164.09                    19423.06
  1992/03/31      17711.32                    19044.31
  1992/04/30      18363.84                    19604.21
  1992/05/31      18856.56                    19700.27
  1992/06/30      18243.99                    19406.73
  1992/07/31      18976.41                    20200.47
  1992/08/31      18696.76                    19786.36
  1992/09/30      18883.19                    20019.84
  1992/10/31      18483.69                    20089.91
  1992/11/30      18723.39                    20774.97
  1992/12/31      18956.24                    21030.51
  1993/01/31      19563.91                    21207.16
  1993/02/28      20112.29                    21495.58
  1993/03/31      21446.19                    21949.14
  1993/04/30      22602.24                    21417.97
  1993/05/31      23713.83                    21991.97
  1993/06/30      24039.89                    22055.75
  1993/07/31      23713.83                    21967.52
  1993/08/31      25077.37                    22800.09
  1993/09/30      24943.98                    22624.53
  1993/10/31      26070.39                    23092.86
  1993/11/30      25092.19                    22873.48
  1993/12/31      26148.04                    23150.25
  1994/01/31      27737.91                    23937.36
  1994/02/28      26873.51                    23288.65
  1994/03/31      25221.90                    22273.27
  1994/04/30      25638.66                    22558.37
  1994/05/31      25978.24                    22928.32
  1994/06/30      25515.17                    22366.58
  1994/07/31      26379.57                    23100.20
  1994/08/31      27660.73                    24047.31
  1994/09/30      27521.81                    23458.15
  1994/10/31      27105.05                    23985.96
  1994/11/30      25329.95                    23112.39
  1994/12/31      25552.05                    23455.15
  1995/01/31      25050.10                    24063.34
  1995/02/28      25787.33                    25001.09
  1995/03/31      27230.42                    25738.87
  1995/04/30      28344.11                    26496.88
  1995/05/31      28736.25                    27555.96
  1995/06/30      29551.91                    28196.09
  1995/07/31      30775.39                    29131.07
  1995/08/31      31245.96                    29204.19
  1995/09/30      31481.25                    30436.60
  1995/10/31      30163.65                    30327.94
  1995/11/30      31669.48                    31659.34
  1995/12/31      32767.57                    32269.10
  1996/01/31      34017.25                    33367.54
  1996/02/29      34828.73                    33676.86
  1996/03/31      35867.42                    34001.17
  1996/04/30      37912.35                    34502.34
  1996/05/31      38593.99                    35392.16
  1996/06/30      38318.09                    35527.00
  1996/07/31      36224.47                    33957.42
  1996/08/31      37814.97                    34673.58
  1996/09/30      39421.70                    36625.01
  1996/10/31      40379.25                    37635.13
  1996/11/30      42407.95                    40479.97
  1996/12/31      42477.53                    39678.06
  1997/01/31      43133.96                    42157.15
  1997/02/28      40283.70                    42487.66
  1997/03/31      39212.69                    40741.84
  1997/04/30      39022.67                    43174.13
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Class B on December 29, 1987, when the fund started. As the chart shows, by April 30, 1997, the value of the investment would have been $39,023 - a 290.23% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $43,174 - a 331.74% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. Foreign stocks involve
greater risks, due to political and
economic uncertainties. In turn,
the share price and return of a
fund that invests in stocks will
vary. That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Larry Rakers became Portfolio Manager of Fidelity Advisor Natural Resources Fund on January 7, 1997.
Q. HOW DID THE FUND PERFORM, LARRY?
A. For the six months that ended April 30, 1997, the fund's Class A shares had a total return of -3.25%, while Class T shares returned -3.08% and Class B shares returned -3.36%. During the same period, the natural resources funds average tracked by Lipper Analytical Services returned -1.27%. For the 12 months that ended April 30, 1997, Class A, Class T and Class B shares had total returns of 3.38%, 3.60% and 2.93%, respectively, compared to 6.35% for the natural resources funds average. The Standard & Poor's 500 Index returned 14.72% for the six-month period and 25.13% for the 12-month period.
Q. WHAT WERE THE FACTORS BEHIND THE FUND'S PERFORMANCE?
A. In January, oil peaked at approximately $26 a barrel and natural gas at about $4 per thousand cubic feet. Both have come down significantly from those levels. The fund had been overweighted in the kinds of stocks most sensitive to energy prices. When those prices weakened, our performance suffered.
Q. YOU TOOK OVER THE FUND IN JANUARY. CAN YOU DISCUSS SOME OF THE CHANGES YOU'VE MADE?
A. There have been many changes as a result of the decline I mentioned in oil and gas prices. While we still have significant oil and gas holdings, I've tried to replace the most price-sensitive stocks with others that hold up better in an environment of stable to lower oil and gas prices.
Q. SPECIFICALLY, WHAT CATEGORIES HAVE YOU BEEN ACQUIRING?
A. If you were to rank energy companies according to their sensitivity to oil and gas prices, the most sensitive would be the energy service and drilling companies, followed by the pure exploration and production (E&P) companies, followed by the integrated energy companies and refiners. So for the most part I have bought the refiners and integrated companies and sold stocks in the other categories. In the case of deep water energy service and drilling companies, where I believe the supply/demand considerations are still favorable, I have made some exceptions to that rule.
Q. WHAT MADE THE DEEP WATER ENERGY SERVICE AND DRILLING COMPANIES
ATTRACTIVE?
A. Generally, the lowest cost oil is now available from deep water sites. That's because virtually all the low-cost sites on land and in shallow water have already been exhausted. Technology has only recently made it possible to exploit the deep water sites in a cost-effective way. If oil is around $20 a barrel, and the economics of a particular site make it profitable to drill for oil down to a price of $12 or $13 a barrel, that should increase the demand for deep water drill rigs, and result in some flexibility in how much exploration companies are willing to pay to use those rigs. Based on this scenario, we reasoned that deep water energy service and drilling companies would benefit from strong demand even if oil went considerably lower than the $20 a barrel area.
Q. ARE THERE ANY OTHER CHANGES YOU'D LIKE TO MENTION?
A. I've increased the fund's position in the paper and forest products area because I believe the supply/demand considerations bottomed out recently, and the area now offers some compelling values.
Q. WHAT STOCKS DID WELL DURING THE PERIOD?
A. Tosco Corp. is an oil and gas refiner that has successfully implemented cost-cutting measures, and it has also been acquiring the assets of other companies. Schlumberger and Halliburton are both energy service companies that have benefited from an environment of strong exploration activities. They've enjoyed the twin advantages of higher pricing and increased volume. Total SA is a French integrated oil company whose stock rose in response to cost-cutting measures and production growth.
Q. HOW ABOUT STOCKS THAT DIDN'T PERFORM WELL?
A. Although we had already reduced our position in the stock because we thought it was getting overvalued, we were still hurt by the news of potential problems with the huge gold deposit that had been reported by Bre-X Minerals Ltd. United Meridian is an E&P stock that was weak in response to both declines in oil and gas prices and some disappointing exploration results. The precious metals sector of the fund, which comprised roughly 15% of our holdings at the end of the period, underperformed due to continued weakness in gold and silver prices, which I believe will remain a factor until the dollar weakens or we see more signs of renewed inflation.
Q. WHAT'S YOUR OUTLOOK, LARRY?
A. Any outlook for natural resources investments must always be dependent on the supply/demand fundamentals for the underlying commodities. Over the very short term, I think oil prices should be steady to slightly lower, and I'm neutral on the prospects for gas. In the late fall to early winter, gas prices often benefit from favorable seasonal trends, as demand strengthens due to the winter heating season. However, I expect a number of large companies engaged in oil and gas exploration to increase their production volume beginning in the third quarter of 1997. While this is good for those companies on a short-term basis, for the industry as a whole, increased production ultimately means greater supply and therefore weaker prices. So on the one hand, I am currently emphasizing stocks that are less sensitive to energy prices. However, the fund is also positioned to take advantage of those projected production increases. The other part of my strategy for the energy sector is to own the deep water drilling and service companies because of the strong fundamentals I mentioned earlier. On other fronts, the fundamentals for paper are steadily improving. I'm neutral on precious metals - while I don't see significant upside potential near-term, I believe the downside risk is minimal at these levels. And I like selected base metals such as zinc.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: long-term capital
growth and protection of the
purchasing power of
shareholders' capital by
investing primarily in
securities of foreign and
domestic companies that
own or develop natural
resources, or supply goods
and services to such
companies, or in physical
commodities
START DATE: December 29,
1987
SIZE: as of April 30, 1997,
more than $669 million
MANAGER: Lawrence Rakers,
since January 1997; joined
Fidelity in 1993
(checkmark)
LARRY RAKERS ON INVESTING IN
NATURAL RESOURCES STOCKS:
"I first try to isolate sectors
where supply/demand
fundamentals are likely to
improve over current Wall
Street expectations. Within
those sectors, I look for stocks
with better valuations,
fundamentals or management
than is currently recognized.
With any type of resource
operation, whether it be oil,
gas, metals or minerals, you
look for companies that are
growing their production and
reserves faster than other
companies in the same
sector. If they are low-cost
producers, so much the
better. In addition to doing our
homework on the numbers, we
consider personal contact with
management a key factor in
our decision-making
process. Smart, experienced
management is especially
important when you're dealing
with natural resources stocks.
It's not a field for amateurs."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF APRIL 30, 1997
                            % OF FUND'S    % OF FUND'S
                            INVESTMENTS    INVESTMENTS
                                           IN THESE STOCKS
                                           6 MONTHS AGO

Total SA sponsored ADR      2.7            1.7

Tosco Corp.                 2.0            0.6

Transocean Offshore, Inc.   2.0            1.4

Energy Ventures, Inc.       1.9            1.3

Boise Cascade Corp.         1.9            1.0

Schlumberger Ltd.           1.9            1.5

Euro-Nevada Mining Ltd.     1.9            1.3

Getchell Gold Corp.         1.8            1.2

Halliburton Co.             1.7            1.4

Unocal Corp.                1.7            0.0

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Energy             53.4           46.5

Basic Industries   21.0           24.9

Precious Metals    14.8           12.0

Transportation     2.3            2.6

Durables           1.0            0.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Row: 1, Col: 1, Value: 6.0
Row: 1, Col: 2, Value: 44.0
Row: 1, Col: 3, Value: 50.0
Stocks  95.7%
Short-term
investments 4.3%

FOREIGN
INVESTMENTS 20.1%

Stocks 94.7%
Short-term
investments 5.3%

FOREIGN
INVESTMENTS 28.4%

Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 45.0
Row: 1, Col: 3, Value: 50.0
*
**
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
Boeing Co.   25,000 $ 2,465,625
BASIC INDUSTRIES - 21.0%
CHEMICALS & PLASTICS - 3.0%
Agrium, Inc.   210,000  2,697,413
du Pont (E.I.) de Nemours & Co.   76,000  8,065,500
IMC Global, Inc.   67,000  2,470,625
Monsanto Co.   155,000  6,626,250
  19,859,788
IRON & STEEL - 0.3%
Nucor Corp.   47,000  2,338,250
METALS & MINING - 7.2%
Alcan Aluminium Ltd.   155,000  5,257,433
Alumax, Inc. (a)  258,000  9,417,000
Aluminum Co. of America  83,900  5,862,513
Arizona Star Resource Corp. (a)   135,000  966,045
Asturiana del Zinc SA (a)  346,000  5,333,105
Asturiana del Zinc SA (a)(c)  45,000  693,612
Comalco Ltd.   193,900  984,396
Cominco Ltd. (a)  191,000  4,920,391
Elkem ASA  60,000  1,150,055
Helix Resources NL (a)  650,500  751,948
IMCO Recycling, Inc.   40,900  613,500
Inco Ltd.   150,000  4,803,392
JCI Ltd.   200,000  1,933,453
Minefinders (special warrants) (a)(c)  200,000  500,283
Metaleurop SA (a)  56,000  671,894
Metaleurop SA (warrants) (a)  16,000  26,053
Pasminco Ltd.   267,100  509,029
Pechiney SA Class A  96,000  3,587,093
  47,981,195
PAPER & FOREST PRODUCTS - 10.5%
Alliance Forest Products, Inc. (a)  128,500  2,942,502
Alliance Forest Products (a)(c)  200,000  4,579,770
Boise Cascade Corp.   390,000  12,967,500
Bowater, Inc.   50,000  2,162,500
Buckeye Cellulose Corp. (a)  100,000  3,012,500
Champion International Corp.   50,000  2,325,000
Chesapeake Corp.   168,200  5,739,825
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Consolidated Papers, Inc.   25,000 $ 1,343,750
Domtar, Inc.   100,000  851,551
Fibermark Inc.  25,000  590,625
Fort Howard Corp. (a)  186,900  6,436,369
Georgia-Pacific Corp.   45,000  3,510,000
Harmac Pacific, Inc.   50,000  497,334
International Paper Co.   15,000  633,750
Jefferson Smurfit Corp. (a)  226,300  2,941,900
Mail-Well, Inc.   101,100  2,767,613
Mercer International, Inc. SBI  313,100  2,583,075
Stone Container Corp.   135,000  1,366,875
Union Camp Corp.   25,000  1,215,625
Weyerhaeuser Co.   60,000  2,745,000
Willamette Industries, Inc.   146,700  9,352,125
  70,565,189
TOTAL BASIC INDUSTRIES   140,744,422
CONSTRUCTION & REAL ESTATE - 0.6%
CONSTRUCTION - 0.3%
McDermott (J. Ray) SA  100,000  1,712,500
ENGINEERING - 0.3%
EG & G, Inc.   123,800  2,336,725
TOTAL CONSTRUCTION & REAL ESTATE   4,049,225
DURABLES - 1.0%
AUTOS, TIRES, & ACCESSORIES - 1.0%
Eaton Corp.   90,000  6,738,750
ENERGY - 53.4%
ENERGY SERVICES - 15.7%
Atwood Oceanics, Inc. (a)  50,000  3,062,500
BJ Services Co. (a)  52,500  2,474,063
Baker Hughes, Inc.   130,000  4,485,000
Diamond Offshore Drilling, Inc. (a)   167,600  10,789,250
Energy Ventures, Inc. (a)  195,000  13,040,625
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Falcon Drilling, Inc. (a)  139,800 $ 5,347,350
Global Industries Ltd. (a)  351,600  7,383,600
Halliburton Co.   163,970  11,580,381
Nabors Industries, Inc. (a)  152,700  2,863,125
Noble Drilling Corp. (a)  265,000  4,604,375
Pool Energy Services Co. (a)   90,000  1,170,000
Schlumberger Ltd.   115,000  12,736,250
Transocean Offshore, Inc.   221,805  13,446,928
Varco International, Inc. (a)  50,000  1,150,000
Weatherford Enterra, Inc. (a)  185,000  5,873,750
Western Atlas, Inc.   90,000  5,580,000
  105,587,197
OIL & GAS - 37.7%
Abacan Resource Corp. (a)  715,000  4,602,813
Amerada Hess Corp.   96,000  4,668,000
American Exploration Co. (a)  100,000  1,125,000
Anadarko Petroleum Corp.   88,000  4,829,000
Beau Canada Exploration Ltd. (a)   1,000,000  2,218,326
Belden & Blake Corp. (a)  165,000  4,248,750
British Petroleum PLC ADR  71,128  9,788,991
Burlington Resources, Inc.   120,200  5,093,475
Canadian Natural Resources Ltd. (a)   200,000  4,765,823
Chesapeake Energy Corp. (a)  298,500  4,514,813
Coastal Corp. (The)  185,000  8,787,500
Comstock Resources, Inc. (a)  300,000  2,550,000
Cooper Cameron Corp. (a)  88,300  6,291,375
Elf Aquitaine SA sponsored ADR  62,500  3,039,063
Eni Spa  1,000,000  5,093,944
Enron Oil & Gas Co.   231,900  4,319,138
Exxon Corp.   117,000  6,625,125
Flores & Rucks, Inc. (a)  173,000  7,547,125
Forcenergy Gas Exploration, Inc. (a)  286,500  8,881,500
KCS Group, Inc.   79,700  2,590,250
Kerr-McGee Corp.   85,000  5,131,875
Louisiana Land & Exploration Co.   68,400  3,420,000
Murphy Oil Corp.   139,500  6,068,250
Newfield Exploration Co. (a)  121,400  2,321,775
Noble Affiliates, Inc.   60,000  2,145,000
Occidental Petroleum Corp.   251,400  5,562,225
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Oryx Energy Co. (a)  160,000 $ 3,200,000
Penn West Petroleum Ltd. (a)   100,000  1,127,053
Pennzoil Co.   120,000  5,910,000
Petsec Energy Ltd. sponsored ADR  49,700  1,068,550
Pogo Producing Co.   69,000  2,527,125
Renaissance Energy Ltd. (a)  200,000  5,538,660
Rio Alto Exploration Ltd. (a)  250,000  1,744,248
Royal Dutch Petroleum Co. ADR  60,000  10,815,000
Santa Fe Energy Resources, Inc. (a)  320,000  4,520,000
Stone Energy Corp. (a)  115,900  3,100,325
Swift Energy Co. (a)  35,000  739,375
Texaco, Inc.   103,000  10,866,500
Tosco Corp.   456,100  13,511,963
Total Petroleum (North America) Ltd.   132,200  1,296,032
Total SA sponsored ADR  437,000  18,190,125
Ultramar Diamond Shamrock Corp.   40,000  1,285,000
Union Pacific Resources Group, Inc.   263,520  7,147,980
Unit Corp. (a)  140,000  1,190,000
United Meridian Corp. (a)  250,200  7,099,425
Unocal Corp.   291,445  11,111,341
Valero Energy Corp.   142,700  5,012,338
Vastar Resources, Inc.   101,200  3,162,500
Vintage Petroleum, Inc.   186,000  5,254,500
Woodside Petroleum Ltd.   130,200  1,037,266
  252,684,442
TOTAL ENERGY   358,271,639
INDUSTRIAL MACHINERY & EQUIPMENT - 0.8%
ELECTRICAL EQUIPMENT - 0.8%
Anixter International, Inc.   358,000  5,101,500
NONDURABLES - 0.2%
TOBACCO - 0.2%
Schweitzer-Mauduit International, Inc.   50,000  1,631,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 14.8%
Agnico Eagle Mines Ltd.   125,000 $ 1,252,281
Bakyrchik Gold PLC (a)  169,000  397,839
Barrick Gold Corp.   485,000  10,776,235
Bema Gold Corp. (a)  177,100  1,210,279
Buffelsfontein Gold Mines Ltd. (a)   380,000  1,495,054
Compania de Minas Buenaventura SA
Class B sponsored ADR  182,400  3,967,200
Emperor Mines Ltd. (a)  319,000  473,394
Euro-Nevada Mining Ltd.  435,400  12,493,857
Evander Gold Mines Ltd.  141,400  715,265
First Dynasty Mines Ltd. (a)  566,600  1,135,268
Franco-Nevada Mining Corp.   100,000  4,651,329
Francisco Gold Corp. (a)  51,000  799,241
Francisco Gold (special warrants) (a)(c)  62,500  902,944
Getchell Gold Corp. (a)  322,000  12,356,750
Greenstone Resources Ltd. (a)   812,700  7,676,582
Greenstone Resources Ltd. (warrants) (a)  50,700  181,402
Indochina Goldfields Ltd. (a)  188,300  1,731,479
Indochina Goldfields Ltd. (special warrants) (a) 170,000 1,508,492 Industrias Penoles SA 600,000 2,807,547
Kalahari Goldridge Mng. Co. Ltd.  1,200,000  863,309
Kinross Gold Corp. (a)  329,100  1,789,803
Mentor Exploration & Development Co. Ltd. (a) 160,000 1,442,628 Meridian Gold, Inc. Installment Receipt (d) 1,190,000 3,448,782
Newmont Mining Corp.   297,900  10,314,788
Pan American Silver Corp. (a)  135,000  840,459
Queenston Mining, Inc. (a)  385,400  410,924
Randgold & Exploration Co. Ltd. (a)  930,900  5,859,982
Samax Gold Inc. (a)  29,000  115,174
Santa Fe Pacific Gold Corp.   100,000  1,475,000
Stillwater Mining Co. (a)  120,000  2,415,000
Sudbury Contact Mines Ltd. (a)  140,000  891,624
TVI Pacific, Inc. (a)  459,200  269,451
TVX Gold, Inc. (a)  100,000  558,160
West Rand Consolidated Mines Ltd. (Reg.) (a) 250,000 640,737 Western Areas Gold Mining Ltd. Ord. (a) 125,936 1,132,518
  99,000,777
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 0.1%
LEASING & RENTAL - 0.1%
Mitcham Industries, Inc. (a)  148,900 $ 986,463
TECHNOLOGY - 0.1%
ELECTRONICS - 0.1%
Tower Semiconductor Ltd. (a)  48,700  608,750
TRANSPORTATION - 2.3%
RAILROADS - 2.3%
Burlington Northern Santa Fe Corp.   110,000  8,662,500
CSX Corp.   61,500  2,867,436
Illinois Central Corp., Series A  70,000  2,327,500
Wisconsin Central Transportation Corp. (a)   50,000  1,637,500
  15,494,936
TOTAL COMMON STOCKS
(Cost $614,634,254)   635,093,337
CASH EQUIVALENTS - 5.3%
 SHARES

Taxable Central Cash Fund
(Cost 35,706,420) (b)   35,706,420  35,706,420
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $650,340,674)  $ 670,799,757
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,676,609 or 1.0% of net assets.
4. Purchased on an installment basis. Market value reflects only those payments made through April 30, 1997. The remaining installments aggregating CAD 2,975,000 are due July 31, 1997.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  71.6%
Canada  15.8
France  3.8
South Africa  1.9
Netherlands   1.6
United Kingdom  1.5
Others (individually less than 1%)  3.8
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $650,340,674. Net unrealized appreciation aggregated $20,459,083, of which $68,046,184 related to appreciated investment securities and $47,587,101 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS APRIL 30, 1997 (UNAUDITED)

Investment in securities, at value (cost $650,340,674) -                 $ 670,799,757
See accompanying schedule

Receivable for investments sold                                           6,458,505

Receivable for fund shares sold                                           1,880,532

Dividends receivable                                                      266,877

Interest receivable                                                       194,779

Redemption fees receivable                                                481

Other receivables                                                         48,019

Prepaid expenses                                                          6,707

 TOTAL ASSETS                                                             679,655,657

LIABILITIES

Payable to custodian bank                                   $ 790,656

Payable for investments purchased                            5,275,675

Payable for fund shares redeemed                             2,955,399

Accrued management fee                                       333,237

Distribution fees payable                                    293,563

Other payables and accrued expenses                          242,723

 TOTAL LIABILITIES                                                        9,891,253

NET ASSETS                                                               $ 669,764,404

Net Assets consist of:

Paid in capital                                                          $ 603,833,584

Distributions in excess of net investment income                          (1,907,156)

Accumulated undistributed net realized gain (loss) on                     47,378,973
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                             20,459,003
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                               $ 669,764,404


CALCULATION OF MAXIMUM OFFERING PRICE                            $22.71
CLASS A:
NET ASSET VALUE and redemption price per share
 ($5,370,328 (divided by) 236,484 shares)

Maximum offering price per share (100/94.75 of $22.71)           $23.97

CLASS T:                                                         $22.87
NET ASSET VALUE and redemption price per share
 ($604,935,669 (divided by) 26,455,821 shares)

Maximum offering price per share (100/96.50 of $22.87)           $23.70

CLASS B:                                                         $22.59
NET ASSET VALUE and offering price per share
 ($49,951,681 (divided by) 2,211,266 shares) A

INSTITUTIONAL CLASS:                                             $22.92
NET ASSET VALUE, offering price and redemption price per share ($9,506,726 (divided by) 414,854 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                          $ 2,592,828
Dividends

Interest                                                                    819,410

 TOTAL INCOME                                                               3,412,238

EXPENSES

Management fee                                             $ 2,100,446

Transfer agent fees                                         790,701

Distribution fees                                           1,828,891

Accounting fees and expenses                                231,903

Non-interested trustees' compensation                       1,230

Custodian fees and expenses                                 33,410

Registration fees                                           162,252

Audit                                                       21,399

Legal                                                       7,011

Miscellaneous                                               26,112

 Total expenses before reductions                           5,203,564

 Expense reductions                                         (95,355)        5,108,000

NET INVESTMENT INCOME (LOSS)                                                (1,695,762)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      47,395,460

 Foreign currency transactions                              (4,418)         47,391,042

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (71,365,353)

 Assets and liabilities in foreign currencies               (177)           (71,365,530)

NET GAIN (LOSS)                                                             (23,974,488)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ (25,670,250)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS         YEAR ENDED
                                                              ENDED APRIL 30,    OCTOBER 31,
                                                              1997               1996
                                                              (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                    $ (1,695,762)      $ (90,614)
Net investment income (loss)

 Net realized gain (loss)                                      47,391,042         49,754,317

 Change in net unrealized appreciation (depreciation)          (71,365,530)       74,826,728

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               (25,670,250)       124,490,431
FROM OPERATIONS

Distributions to shareholders                                  (321,641)          -
From net investment income

 In excess of net investment income                            (211,394)          -

 From net realized gain                                        (41,626,013)       (10,221,079)

 TOTAL DISTRIBUTIONS                                           (42,159,048)       (10,221,079)

Share transactions - net increase (decrease)                   87,102,464         260,016,652

  TOTAL INCREASE (DECREASE) IN NET ASSETS                      19,273,166         374,286,004

NET ASSETS

 Beginning of period                                           650,491,238        276,205,234

 End of period (including under (over) distribution of net    $ 669,764,404      $ 650,491,238
investment income of $(1,907,156) and $376,703,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS         YEAR ENDED
      ENDED APRIL 30,    OCTOBER 31,
      1997

      (UNAUDITED)        1996 E


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 25.11       $ 23.65

Income from Investment Operations

 Net investment income (loss)                                        (.09)         .00

 Net realized and unrealized gain (loss)                             (.60)         1.46

 Total from investment operations                                    (.69)         1.46

Less Distributions

 From net investment income                                          (.08)         -

 In excess of net investment income                                  (.06)         -

 From net realized gain                                              (1.57)        -

 Total distributions                                                 (1.71)        -

Net asset value, end of period                                      $ 22.71       $ 25.11

TOTAL RETURN B, C                                                    (3.25)%       6.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 5,370       $ 1,609

Ratio of expenses to average net assets                              1.72% A, F    1.66% A,
                                                                                   F

Ratio of expenses to average net assets after expense reductions     1.69% A, G    1.58% A,
                                                                                   G

Ratio of net investment income (loss) to average net assets          (.73)% A      (.01)%
                                                                                  A

Portfolio turnover                                                   108% A        137%

Average commission rate H                                           $ .0294       $ .0337


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994   1993   1992




SELECTED PER-SHARE DATA

Net asset value,                                             $ 25.12     $ 19.25     $ 17.56     $ 17.59     $ 13.88    $ 14.11
beginning of period

Income from Investment
Operations

 Net investment                                              (.06) E     .00 E       (.05) E     (.11) E     .22        (.10)
 income (loss)

 Net realized and                                               (.60)       6.56        2.00        .76         4.91       .79
 unrealized gain
(loss)

 Total from investment                                       (.66)       6.56        1.95        .65         5.13       .69
 operations

Less Distributions                                           (.01)       -           -           -           -          -
From net investment
 income

In excess of net                                           (.01)       -           -           -           -          -
investment income

 From net realized gain                                        (1.57)      (.69)       (.26)       (.68)       (1.42)     (.92)

 Total distributions                                            (1.59)      (.69)       (.26)       (.68)       (1.42)     (.92)

Net asset value,                                             $ 22.87     $ 25.12     $ 19.25     $ 17.56     $ 17.59    $ 13.88
end of period

TOTAL RETURN B, C                                            (3.08)%     35.01%      11.40%      3.97%       41.05%     5.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                                      $ 604,936   $ 602,915   $ 272,979   $ 199,361   $ 40,309   $ 7,087

(000 omitted)

Ratio of expenses to                                         1.48% A     1.59%       1.86%       2.10%       2.63%      3.27%
average net assets                                                                G                                  D

Ratio of expenses to                                         1.46% A,    1.56%       1.84%       2.07%       2.62%      3.27%
average net assets                                           H          H           H           H           H
after expense
reductions

Ratio of net investment                                      (.46)%      .00%        (.30)%      (.67)%      (1.18)%    (1.22)
income (loss) to                                            A                                                          %
average net assets

Portfolio turnover                                        108% A      137%        161%        125%        208%       248%

Average commission                                        $ .0294     $ .0337
rate F

A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D LIMITED IN ACCORDANCE WITH A STATE
EXPENSE LIMITATION. E NET INVESTMENT INCOME (LOSS) PER SHARE
HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. F FOR FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER. G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER. H FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995 E


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                $ 24.88     $ 19.23    $ 18.87

Income from Investment Operations

 Net investment income (loss)                        (.12)       (.15)      (.03)

 Net realized and unrealized gain (loss)             (.60)       6.49       .39

 Total from investment operations                    (.72)       6.34       .36

Less Distributions

 From net realized gain                              (1.57)      (.69)      -

Net asset value, end of period                      $ 22.59     $ 24.88    $ 19.23

TOTAL RETURN B, C                                    (3.36)%     33.87%     1.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)             $ 49,952    $ 36,106   $ 2,508

Ratio of expenses to average net assets              2.07% A     2.28%      2.23% A,
                                                                            F

Ratio of expenses to average net assets after        2.04% A,    2.24% G    2.21% A,
expense reductions                                   G                      G

Ratio of net investment income (loss) to average     (1.06)%     (.68)%     (.67)%
net assets                                          A                      A

Portfolio turnover                                   108% A      137%       161%

Average commission rate H                           $ .0294     $ .0337


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995 E


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                $ 25.17     $ 19.27    $ 18.87

Income from Investment Operations

 Net investment income (loss)                        .00         .04        (.01)

 Net realized and unrealized gain (loss)             (.61)       6.55       .41

 Total from investment operations                    (.61)       6.59       .40

Less Distributions

 From net investment income                          (.04)       -          -

 In excess of net investment income                  (.03)       -          -

 From net realized gain                              (1.57)      (.69)      -

 Total distributions                                 (1.64)      (.69)      -

Net asset value, end of period                      $ 22.92     $ 25.17    $ 19.27

TOTAL RETURN B, C                                    (2.88)%     35.13%     2.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)             $ 9,507     $ 9,860    $ 718

Ratio of expenses to average net assets              1.06% A     1.44%      1.68% A,
                                                                           F

Ratio of expenses to average net assets after        1.03% A,    1.39% G    1.66% A,
expense reductions                                   G                     G

Ratio of net investment income (loss) to average     (.02)%      .17%       (.13)% A
net assets                                          A

Portfolio turnover                                   108% A      137%       161%

Average commission rate H                           $ .0294     $ .0337


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Natural Resources (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, redemption fees, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares purchased on or after March 1, 1997 and held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $383,995,460 and $350,806,348, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 4,642       $ 4,642

CLASS T     1,592,733     1,592,733

CLASS B     231,516       57,878

           $ 1,828,891   $ 1,655,253

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 119,158   $ 96,467

CLASS T     784,871     576,763

CLASS B     58,571      0 *

           $ 962,600   $ 673,230

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT      % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC *    $ 5,719      .31

CLASS T**              FIIOC *     714,555     .23

CLASS B                FIIOC *     60,954      .27

INSTITUTIONAL CLASS    FIIOC *     9,682       .17

                                  $ 790,910

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES.. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $104,469 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.75% of the average net assets for Class A. For the period, the reimbursement reduced expenses by $8,094.
In addition, FMR voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period, the reimbursement reduced these expenses by $548.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $81,369 under this arrangement.
5. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into arrangement with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,909 under the custodian arrangement, and Class T expenses were reduced by $435 under the transfer agent arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                      SIX MONTHS         YEAR ENDED
                                      ENDED APRIL 30,    OCTOBER
                                      1997               31,1996 A

CLASS A

From net investment income            $ 8,075            $ -

In excess of net investment income     5,307              -

From net realized gain                 150,076            -

Total                                 $ 163,458          $


CLASS T

From net investment income            $ 294,534          $ -

In excess of net investment income     193,579            -

From net realized gain                 38,299,867         10,063,536

Total                                 $ 38,787,980   $ 10,063,536


CLASS B

From net realized gain                 2,464,971      127,176

INSTITUTIONAL CLASS

From net investment income            $ 19,032       $ -

In excess of net investment income     12,508         -

From net realized gain                 711,099        30,367

Total                                 $ 742,639      $ 30,367


                                      $ 42,159,048   $ 10,221,079

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                           DOLLARS

                                 SIX MONTHS        YEAR ENDED     SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,    ENDED APRIL 30,   OCTOBER 31,

                                 1997              1996 A         1997              1996 A



CLASS A                           182,759           68,176        $ 4,479,365       $ 1,669,719
Shares sold

Reinvestment of distributions     6,590             -              161,464           -

Shares redeemed                   (16,947)          (4,094)        (406,295)         (102,601)

Redemption fees                   -                 -              139               -

Net increase (decrease)           172,402           64,082        $ 4,234,673       $ 1,567,118

CLASS T                           6,468,027         16,012,851    $ 158,874,718     $ 364,247,050
Shares sold

Reinvestment of distributions     1,447,419         462,106        35,664,385        9,214,395

Shares redeemed                   (5,457,361)       (6,657,398)    (131,189,069)     (152,716,059)

Redemption fees                   -                 -              17,311            -

Net increase (decrease)           2,458,085         9,817,559     $ 63,367,345      $ 220,745,386

CLASS B                           950,701           1,475,147     $ 23,175,397      $ 33,567,815
Shares sold

Reinvestment of distributions     96,174            5,653          2,345,681         112,491

Shares redeemed                   (286,647)         (160,185)      (6,694,447)       (3,677,194)

Redemption fees                   -                 -              1,573             -

Net increase (decrease)           760,228           1,320,615     $ 18,828,204      $ 30,003,112

INSTITUTIONAL CLASS               269,162           759,537       $ 6,698,555       $ 17,292,506
Shares sold

Reinvestment of distributions     29,515            1,464          727,819           29,239

Shares redeemed                   (275,595)         (406,499)      (6,754,401)       (9,620,709)

Redemption fees                   -                 -              269               -

Net increase (decrease)           23,082            354,502       $ 672,242         $ 7,701,036


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 16,803

CLASS T                 118,712

CLASS B                 16,884

INSTITUTIONAL CLASS     9,853

                       $ 162,252




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

NATURAL RESOURCES
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   17    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  24    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR NATURAL RESOURCES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997    PAST 6   PAST 1   PAST 5    LIFE OF
                                MONTHS   YEAR     YEARS     FUND

Advisor Natural Resources -     -2.88%   3.84%    116.01%   296.67%
 Institutional Class

S&P 500(registered trademark)   14.72%   25.13%   120.23%   331.74%

Natural Resources Funds         -1.27%   6.35%    86.56%    n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the natural resources funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 43 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997      PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

Advisor Natural Resources -       3.84%    16.65%   15.89%
 Institutional Class

S&P 500                           25.13%   17.10%   16.94%

Natural Resources Funds Average   6.35%    12.96%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Natural Resource -CL I   SP Standard & Poor 500
             00686                       SP001
  1987/12/29      10000.00                    10000.00
  1987/12/31       9980.00                    10064.43
  1988/01/31       9880.00                    10488.14
  1988/02/29      10630.00                    10976.89
  1988/03/31      10920.00                    10637.70
  1988/04/30      11100.00                    10755.78
  1988/05/31      10920.00                    10849.36
  1988/06/30      11640.00                    11347.34
  1988/07/31      11590.00                    11304.22
  1988/08/31      11280.00                    10919.88
  1988/09/30      11230.00                    11385.07
  1988/10/31      11470.00                    11701.57
  1988/11/30      11210.00                    11534.24
  1988/12/31      11586.91                    11736.09
  1989/01/31      12523.44                    12595.17
  1989/02/28      12338.32                    12281.55
  1989/03/31      12577.89                    12567.71
  1989/04/30      12969.93                    13219.97
  1989/05/31      13274.85                    13755.38
  1989/06/30      13231.29                    13676.98
  1989/07/31      14189.61                    14912.01
  1989/08/31      14614.32                    15204.28
  1989/09/30      14222.28                    15141.94
  1989/10/31      13721.34                    14790.65
  1989/11/30      14331.18                    15092.38
  1989/12/31      15426.57                    15454.60
  1990/01/31      14453.51                    14417.59
  1990/02/28      15129.90                    14603.58
  1990/03/31      15414.70                    14990.58
  1990/04/30      14607.77                    14615.81
  1990/05/31      16091.10                    16040.85
  1990/06/30      15889.36                    15931.78
  1990/07/31      16672.56                    15880.79
  1990/08/31      16233.50                    14445.17
  1990/09/30      15723.23                    13741.69
  1990/10/31      14595.91                    13682.60
  1990/11/30      14833.24                    14566.50
  1990/12/31      14611.74                    14972.90
  1991/01/31      15093.85                    15625.72
  1991/02/28      17269.54                    16742.96
  1991/03/31      16861.60                    17148.14
  1991/04/30      16948.13                    17189.30
  1991/05/31      17764.01                    17931.87
  1991/06/30      16737.98                    17110.59
  1991/07/31      17294.26                    17907.95
  1991/08/31      17739.29                    18332.37
  1991/09/30      17047.02                    18026.21
  1991/10/31      17442.60                    18267.77
  1991/11/30      16033.35                    17531.58
  1991/12/31      16725.88                    19537.19
  1992/01/31      17764.58                    19173.80
  1992/02/29      18164.09                    19423.06
  1992/03/31      17711.32                    19044.31
  1992/04/30      18363.84                    19604.21
  1992/05/31      18856.56                    19700.27
  1992/06/30      18243.99                    19406.73
  1992/07/31      18976.41                    20200.47
  1992/08/31      18696.76                    19786.36
  1992/09/30      18883.19                    20019.84
  1992/10/31      18483.69                    20089.91
  1992/11/30      18723.39                    20774.97
  1992/12/31      18956.24                    21030.51
  1993/01/31      19563.91                    21207.16
  1993/02/28      20112.29                    21495.58
  1993/03/31      21446.19                    21949.14
  1993/04/30      22602.24                    21417.97
  1993/05/31      23713.83                    21991.97
  1993/06/30      24039.89                    22055.75
  1993/07/31      23713.83                    21967.52
  1993/08/31      25077.37                    22800.09
  1993/09/30      24943.98                    22624.53
  1993/10/31      26070.39                    23092.86
  1993/11/30      25092.19                    22873.48
  1993/12/31      26148.04                    23150.25
  1994/01/31      27737.91                    23937.36
  1994/02/28      26873.51                    23288.65
  1994/03/31      25221.90                    22273.27
  1994/04/30      25638.66                    22558.37
  1994/05/31      25978.24                    22928.32
  1994/06/30      25515.17                    22366.58
  1994/07/31      26379.57                    23100.20
  1994/08/31      27660.73                    24047.31
  1994/09/30      27521.81                    23458.15
  1994/10/31      27105.05                    23985.96
  1994/11/30      25329.95                    23112.39
  1994/12/31      25552.05                    23455.15
  1995/01/31      25050.10                    24063.34
  1995/02/28      25787.33                    25001.09
  1995/03/31      27230.42                    25738.87
  1995/04/30      28344.11                    26496.88
  1995/05/31      28736.25                    27555.96
  1995/06/30      29551.91                    28196.09
  1995/07/31      30806.76                    29131.07
  1995/08/31      31293.02                    29204.19
  1995/09/30      31528.31                    30436.60
  1995/10/31      30226.39                    30327.94
  1995/11/30      31763.59                    31659.34
  1995/12/31      32925.99                    32269.10
  1996/01/31      34175.53                    33367.54
  1996/02/29      35019.37                    33676.86
  1996/03/31      36090.39                    34001.17
  1996/04/30      38200.00                    34502.34
  1996/05/31      38897.79                    35392.16
  1996/06/30      38654.37                    35527.00
  1996/07/31      36544.77                    33957.42
  1996/08/31      38200.00                    34673.58
  1996/09/30      39855.22                    36625.01
  1996/10/31      40845.11                    37635.13
  1996/11/30      42938.48                    40479.97
  1996/12/31      43042.28                    39678.06
  1997/01/31      43734.56                    42157.15
  1997/02/28      40878.92                    42487.66
  1997/03/31      39823.20                    40741.84
  1997/04/30      39650.13                    43174.13
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Institutional Class on December 29, 1987, when the fund started. As the chart shows, by April 30, 1997, the value of the investment would have grown to $39,667 - a 296.67% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $43,174 - a 331.74% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. Foreign stocks involve
greater risks, due to political and
economic uncertainties. In turn,
the share price and return of a
fund that invests in stocks will
vary. That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Larry Rakers became Portfolio Manager of Fidelity Advisor Natural Resources Fund on January 7, 1997.
Q. HOW DID THE FUND PERFORM, LARRY?
A. For the six months that ended April 30, 1997, the fund's Institutional Class shares had a total return of -2.88%. During the same period, the natural resources funds average tracked by Lipper Analytical Services returned -1.27%. For the 12 months that ended April 30, 1997, Institutional Class shares had a total return of 3.84%, compared to 6.35% for the natural resources funds average. The Standard & Poor's 500 Index returned 14.72% for the six-month period and 25.13% for the 12-month period.
Q. WHAT WERE THE FACTORS BEHIND THE FUND'S PERFORMANCE?
A. In January, oil peaked at approximately $26 a barrel and natural gas at about $4 per thousand cubic feet. Both have come down significantly from those levels. The fund had been overweighted in the kinds of stocks most sensitive to energy prices. When those prices weakened, our performance suffered.
Q. YOU TOOK OVER THE FUND IN JANUARY. CAN YOU DISCUSS SOME OF THE CHANGES YOU'VE MADE?
A. There have been many changes as a result of the decline I mentioned in oil and gas prices. While we still have significant oil and gas holdings, I've tried to replace the most price-sensitive stocks with others that hold up better in an environment of stable to lower oil and gas prices.
Q. SPECIFICALLY, WHAT CATEGORIES HAVE YOU BEEN ACQUIRING?
A. If you were to rank energy companies according to their sensitivity to oil and gas prices, the most sensitive would be the energy service and drilling companies, followed by the pure exploration and production (E&P) companies, followed by the integrated energy companies and refiners. So for the most part I have bought the refiners and integrated companies and sold stocks in the other categories. In the case of deep water energy service and drilling companies, where I believe the supply/demand considerations are still favorable, I have made some exceptions to that rule.
Q. WHAT MADE THE DEEP WATER ENERGY SERVICE AND DRILLING COMPANIES
ATTRACTIVE?
A. Generally, the lowest cost oil is now available from deep water sites. That's because virtually all the low-cost sites on land and in shallow water have already been exhausted. Technology has only recently made it possible to exploit the deep water sites in a cost-effective way. If oil is around $20 a barrel, and the economics of a particular site make it profitable to drill for oil down to a price of $12 or $13 a barrel, that should increase the demand for deep water drill rigs, and result in some flexibility in how much exploration companies are willing to pay to use those rigs. Based on this scenario, we reasoned that deep water energy service and drilling companies would benefit from strong demand even if oil went considerably lower than the $20 a barrel area.
Q. ARE THERE ANY OTHER CHANGES YOU'D LIKE TO MENTION?
A. I've increased the fund's position in the paper and forest products area because I believe the supply/demand considerations bottomed out recently, and the area now offers some compelling values.
Q. WHAT STOCKS DID WELL DURING THE PERIOD?
A. Tosco Corp. is an oil and gas refiner that has successfully implemented cost-cutting measures, and it has also been acquiring the assets of other companies. Schlumberger and Halliburton are both energy service companies that have benefited from an environment of strong exploration activities. They've enjoyed the twin advantages of higher pricing and increased volume. Total SA is a French integrated oil company whose stock rose in response to cost-cutting measures and production growth.
Q. HOW ABOUT STOCKS THAT DIDN'T PERFORM WELL?
A. Although we had already reduced our position in the stock because we thought it was getting overvalued, we were still hurt by the news of potential problems with the huge gold deposit that had been reported by Bre-X Minerals Ltd. United Meridian is an E&P stock that was weak in response to both declines in oil and gas prices and some disappointing exploration results. The precious metals sector of the fund, which comprised roughly 15% of our holdings at the end of the period, underperformed due to continued weakness in gold and silver prices, which I believe will remain a factor until the dollar weakens or we see more signs of renewed inflation.
Q. WHAT'S YOUR OUTLOOK, LARRY?
A. Any outlook for natural resources investments must always be dependent on the supply/demand fundamentals for the underlying commodities. Over the very short term, I think oil prices should be steady to slightly lower, and I'm neutral on the prospects for gas. In the late fall to early winter, gas prices often benefit from favorable seasonal trends, as demand strengthens due to the winter heating season. However, I expect a number of large companies engaged in oil and gas exploration to increase their production volume beginning in the third quarter of 1997. While this is good for those companies on a short-term basis, for the industry as a whole, increased production ultimately means greater supply and therefore weaker prices. So on the one hand, I am currently emphasizing stocks that are less sensitive to energy prices. However, the fund is also positioned to take advantage of those projected production increases. The other part of my strategy for the energy sector is to own the deep water drilling and service companies because of the strong fundamentals I mentioned earlier. On other fronts, the fundamentals for paper are steadily improving. I'm neutral on precious metals - while I don't see significant upside potential near-term, I believe the downside risk is minimal at these levels. And I like selected base metals such as zinc.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: long-term capital
growth and protection of the
purchasing power of
shareholders' capital by
investing primarily in
securities of foreign and
domestic companies that
own or develop natural
resources, or supply goods
and services to such
companies, or in physical
commodities
START DATE: December 29,
1987
SIZE: as of April 30, 1997,
more than $669 million
MANAGER: Lawrence Rakers,
since January 1997; joined
Fidelity in 1993
(checkmark)
LARRY RAKERS ON INVESTING IN
NATURAL RESOURCES STOCKS:
"I first try to isolate sectors
where supply/demand
fundamentals are likely to
improve over current Wall
Street expectations. Within
those sectors, I look for stocks
with better valuations,
fundamentals or management
than is currently recognized.
With any type of resource
operation, whether it be oil,
gas, metals or minerals, you
look for companies that are
growing their production and
reserves faster than other
companies in the same
sector. If they are low-cost
producers, so much the
better. In addition to doing our
homework on the numbers, we
consider personal contact with
management a key factor in
our decision-making
process. Smart, experienced
management is especially
important when you're dealing
with natural resources stocks.
It's not a field for amateurs."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF APRIL 30, 1997
                            % OF FUND'S    % OF FUND'S
                            INVESTMENTS    INVESTMENTS
                                           IN THESE STOCKS
                                           6 MONTHS AGO

Total SA sponsored ADR      2.7            1.7

Tosco Corp.                 2.0            0.6

Transocean Offshore, Inc.   2.0            1.4

Energy Ventures, Inc.       1.9            1.3

Boise Cascade Corp.         1.9            1.0

Schlumberger Ltd.           1.9            1.5

Euro-Nevada Mining Ltd.     1.9            1.3

Getchell Gold Corp.         1.8            1.2

Halliburton Co.             1.7            1.4

Unocal Corp.                1.7            0.0

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Energy             53.4           46.5

Basic Industries   21.0           24.9

Precious Metals    14.8           12.0

Transportation     2.3            2.6

Durables           1.0            0.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Row: 1, Col: 1, Value: 6.0
Row: 1, Col: 2, Value: 44.0
Row: 1, Col: 3, Value: 50.0
Stocks  95.7%
Short-term
investments 4.3%

FOREIGN
INVESTMENTS 20.1%

Stocks 94.7%
Short-term
investments 5.3%

FOREIGN
INVESTMENTS 28.4%

Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 45.0
Row: 1, Col: 3, Value: 50.0
*
**
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
Boeing Co.   25,000 $ 2,465,625
BASIC INDUSTRIES - 21.0%
CHEMICALS & PLASTICS - 3.0%
Agrium, Inc.   210,000  2,697,413
du Pont (E.I.) de Nemours & Co.   76,000  8,065,500
IMC Global, Inc.   67,000  2,470,625
Monsanto Co.   155,000  6,626,250
  19,859,788
IRON & STEEL - 0.3%
Nucor Corp.   47,000  2,338,250
METALS & MINING - 7.2%
Alcan Aluminium Ltd.   155,000  5,257,433
Alumax, Inc. (a)  258,000  9,417,000
Aluminum Co. of America  83,900  5,862,513
Arizona Star Resource Corp. (a)   135,000  966,045
Asturiana del Zinc SA (a)  346,000  5,333,105
Asturiana del Zinc SA (a)(c)  45,000  693,612
Comalco Ltd.   193,900  984,396
Cominco Ltd. (a)  191,000  4,920,391
Elkem ASA  60,000  1,150,055
Helix Resources NL (a)  650,500  751,948
IMCO Recycling, Inc.   40,900  613,500
Inco Ltd.   150,000  4,803,392
JCI Ltd.   200,000  1,933,453
Minefinders (special warrants) (a)(c)  200,000  500,283
Metaleurop SA (a)  56,000  671,894
Metaleurop SA (warrants) (a)  16,000  26,053
Pasminco Ltd.   267,100  509,029
Pechiney SA Class A  96,000  3,587,093
  47,981,195
PAPER & FOREST PRODUCTS - 10.5%
Alliance Forest Products, Inc. (a)  128,500  2,942,502
Alliance Forest Products (a)(c)  200,000  4,579,770
Boise Cascade Corp.   390,000  12,967,500
Bowater, Inc.   50,000  2,162,500
Buckeye Cellulose Corp. (a)  100,000  3,012,500
Champion International Corp.   50,000  2,325,000
Chesapeake Corp.   168,200  5,739,825
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Consolidated Papers, Inc.   25,000 $ 1,343,750
Domtar, Inc.   100,000  851,551
Fibermark Inc.  25,000  590,625
Fort Howard Corp. (a)  186,900  6,436,369
Georgia-Pacific Corp.   45,000  3,510,000
Harmac Pacific, Inc.   50,000  497,334
International Paper Co.   15,000  633,750
Jefferson Smurfit Corp. (a)  226,300  2,941,900
Mail-Well, Inc.   101,100  2,767,613
Mercer International, Inc. SBI  313,100  2,583,075
Stone Container Corp.   135,000  1,366,875
Union Camp Corp.   25,000  1,215,625
Weyerhaeuser Co.   60,000  2,745,000
Willamette Industries, Inc.   146,700  9,352,125
  70,565,189
TOTAL BASIC INDUSTRIES   140,744,422
CONSTRUCTION & REAL ESTATE - 0.6%
CONSTRUCTION - 0.3%
McDermott (J. Ray) SA  100,000  1,712,500
ENGINEERING - 0.3%
EG & G, Inc.   123,800  2,336,725
TOTAL CONSTRUCTION & REAL ESTATE   4,049,225
DURABLES - 1.0%
AUTOS, TIRES, & ACCESSORIES - 1.0%
Eaton Corp.   90,000  6,738,750
ENERGY - 53.4%
ENERGY SERVICES - 15.7%
Atwood Oceanics, Inc. (a)  50,000  3,062,500
BJ Services Co. (a)  52,500  2,474,063
Baker Hughes, Inc.   130,000  4,485,000
Diamond Offshore Drilling, Inc. (a)   167,600  10,789,250
Energy Ventures, Inc. (a)  195,000  13,040,625
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Falcon Drilling, Inc. (a)  139,800 $ 5,347,350
Global Industries Ltd. (a)  351,600  7,383,600
Halliburton Co.   163,970  11,580,381
Nabors Industries, Inc. (a)  152,700  2,863,125
Noble Drilling Corp. (a)  265,000  4,604,375
Pool Energy Services Co. (a)   90,000  1,170,000
Schlumberger Ltd.   115,000  12,736,250
Transocean Offshore, Inc.   221,805  13,446,928
Varco International, Inc. (a)  50,000  1,150,000
Weatherford Enterra, Inc. (a)  185,000  5,873,750
Western Atlas, Inc.   90,000  5,580,000
  105,587,197
OIL & GAS - 37.7%
Abacan Resource Corp. (a)  715,000  4,602,813
Amerada Hess Corp.   96,000  4,668,000
American Exploration Co. (a)  100,000  1,125,000
Anadarko Petroleum Corp.   88,000  4,829,000
Beau Canada Exploration Ltd. (a)   1,000,000  2,218,326
Belden & Blake Corp. (a)  165,000  4,248,750
British Petroleum PLC ADR  71,128  9,788,991
Burlington Resources, Inc.   120,200  5,093,475
Canadian Natural Resources Ltd. (a)   200,000  4,765,823
Chesapeake Energy Corp. (a)  298,500  4,514,813
Coastal Corp. (The)  185,000  8,787,500
Comstock Resources, Inc. (a)  300,000  2,550,000
Cooper Cameron Corp. (a)  88,300  6,291,375
Elf Aquitaine SA sponsored ADR  62,500  3,039,063
Eni Spa  1,000,000  5,093,944
Enron Oil & Gas Co.   231,900  4,319,138
Exxon Corp.   117,000  6,625,125
Flores & Rucks, Inc. (a)  173,000  7,547,125
Forcenergy Gas Exploration, Inc. (a)  286,500  8,881,500
KCS Group, Inc.   79,700  2,590,250
Kerr-McGee Corp.   85,000  5,131,875
Louisiana Land & Exploration Co.   68,400  3,420,000
Murphy Oil Corp.   139,500  6,068,250
Newfield Exploration Co. (a)  121,400  2,321,775
Noble Affiliates, Inc.   60,000  2,145,000
Occidental Petroleum Corp.   251,400  5,562,225
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Oryx Energy Co. (a)  160,000 $ 3,200,000
Penn West Petroleum Ltd. (a)   100,000  1,127,053
Pennzoil Co.   120,000  5,910,000
Petsec Energy Ltd. sponsored ADR  49,700  1,068,550
Pogo Producing Co.   69,000  2,527,125
Renaissance Energy Ltd. (a)  200,000  5,538,660
Rio Alto Exploration Ltd. (a)  250,000  1,744,248
Royal Dutch Petroleum Co. ADR  60,000  10,815,000
Santa Fe Energy Resources, Inc. (a)  320,000  4,520,000
Stone Energy Corp. (a)  115,900  3,100,325
Swift Energy Co. (a)  35,000  739,375
Texaco, Inc.   103,000  10,866,500
Tosco Corp.   456,100  13,511,963
Total Petroleum (North America) Ltd.   132,200  1,296,032
Total SA sponsored ADR  437,000  18,190,125
Ultramar Diamond Shamrock Corp.   40,000  1,285,000
Union Pacific Resources Group, Inc.   263,520  7,147,980
Unit Corp. (a)  140,000  1,190,000
United Meridian Corp. (a)  250,200  7,099,425
Unocal Corp.   291,445  11,111,341
Valero Energy Corp.   142,700  5,012,338
Vastar Resources, Inc.   101,200  3,162,500
Vintage Petroleum, Inc.   186,000  5,254,500
Woodside Petroleum Ltd.   130,200  1,037,266
  252,684,442
TOTAL ENERGY   358,271,639
INDUSTRIAL MACHINERY & EQUIPMENT - 0.8%
ELECTRICAL EQUIPMENT - 0.8%
Anixter International, Inc.   358,000  5,101,500
NONDURABLES - 0.2%
TOBACCO - 0.2%
Schweitzer-Mauduit International, Inc.   50,000  1,631,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 14.8%
Agnico Eagle Mines Ltd.   125,000 $ 1,252,281
Bakyrchik Gold PLC (a)  169,000  397,839
Barrick Gold Corp.   485,000  10,776,235
Bema Gold Corp. (a)  177,100  1,210,279
Buffelsfontein Gold Mines Ltd. (a)   380,000  1,495,054
Compania de Minas Buenaventura SA
Class B sponsored ADR  182,400  3,967,200
Emperor Mines Ltd. (a)  319,000  473,394
Euro-Nevada Mining Ltd.  435,400  12,493,857
Evander Gold Mines Ltd.  141,400  715,265
First Dynasty Mines Ltd. (a)  566,600  1,135,268
Franco-Nevada Mining Corp.   100,000  4,651,329
Francisco Gold Corp. (a)  51,000  799,241
Francisco Gold (special warrants) (a)(c)  62,500  902,944
Getchell Gold Corp. (a)  322,000  12,356,750
Greenstone Resources Ltd. (a)   812,700  7,676,582
Greenstone Resources Ltd. (warrants) (a)  50,700  181,402
Indochina Goldfields Ltd. (a)  188,300  1,731,479
Indochina Goldfields Ltd. (special warrants) (a) 170,000 1,508,492 Industrias Penoles SA 600,000 2,807,547
Kalahari Goldridge Mng. Co. Ltd.  1,200,000  863,309
Kinross Gold Corp. (a)  329,100  1,789,803
Mentor Exploration & Development Co. Ltd. (a) 160,000 1,442,628 Meridian Gold, Inc. Installment Receipt (d) 1,190,000 3,448,782
Newmont Mining Corp.   297,900  10,314,788
Pan American Silver Corp. (a)  135,000  840,459
Queenston Mining, Inc. (a)  385,400  410,924
Randgold & Exploration Co. Ltd. (a)  930,900  5,859,982
Samax Gold Inc. (a)  29,000  115,174
Santa Fe Pacific Gold Corp.   100,000  1,475,000
Stillwater Mining Co. (a)  120,000  2,415,000
Sudbury Contact Mines Ltd. (a)  140,000  891,624
TVI Pacific, Inc. (a)  459,200  269,451
TVX Gold, Inc. (a)  100,000  558,160
West Rand Consolidated Mines Ltd. (Reg.) (a) 250,000 640,737 Western Areas Gold Mining Ltd. Ord. (a) 125,936 1,132,518
  99,000,777
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 0.1%
LEASING & RENTAL - 0.1%
Mitcham Industries, Inc. (a)  148,900 $ 986,463
TECHNOLOGY - 0.1%
ELECTRONICS - 0.1%
Tower Semiconductor Ltd. (a)  48,700  608,750
TRANSPORTATION - 2.3%
RAILROADS - 2.3%
Burlington Northern Santa Fe Corp.   110,000  8,662,500
CSX Corp.   61,500  2,867,436
Illinois Central Corp., Series A  70,000  2,327,500
Wisconsin Central Transportation Corp. (a)   50,000  1,637,500
  15,494,936
TOTAL COMMON STOCKS
(Cost $614,634,254)   635,093,337
CASH EQUIVALENTS - 5.3%
 SHARES

Taxable Central Cash Fund
(Cost 35,706,420) (b)   35,706,420  35,706,420
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $650,340,674)  $ 670,799,757
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,676,609 or 1.0% of net assets.
4. Purchased on an installment basis. Market value reflects only those payments made through April 30, 1997. The remaining installments aggregating CAD 2,975,000 are due July 31, 1997.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  71.6%
Canada  15.8
France  3.8
South Africa  1.9
Netherlands   1.6
United Kingdom  1.5
Others (individually less than 1%)  3.8
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $650,340,674. Net unrealized appreciation aggregated $20,459,083, of which $68,046,184 related to appreciated investment securities and $47,587,101 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS APRIL 30, 1997 (UNAUDITED)

Investment in securities, at value (cost $650,340,674) -                 $ 670,799,757
See accompanying schedule

Receivable for investments sold                                           6,458,505

Receivable for fund shares sold                                           1,880,532

Dividends receivable                                                      266,877

Interest receivable                                                       194,779

Redemption fees receivable                                                481

Other receivables                                                         48,019

Prepaid expenses                                                          6,707

 TOTAL ASSETS                                                             679,655,657

LIABILITIES

Payable to custodian bank                                   $ 790,656

Payable for investments purchased                            5,275,675

Payable for fund shares redeemed                             2,955,399

Accrued management fee                                       333,237

Distribution fees payable                                    293,563

Other payables and accrued expenses                          242,723

 TOTAL LIABILITIES                                                        9,891,253

NET ASSETS                                                               $ 669,764,404

Net Assets consist of:

Paid in capital                                                          $ 603,833,584

Distributions in excess of net investment income                          (1,907,156)

Accumulated undistributed net realized gain (loss) on                     47,378,973
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                             20,459,003
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                               $ 669,764,404


CALCULATION OF MAXIMUM OFFERING PRICE                            $22.71
CLASS A:
NET ASSET VALUE and redemption price per share
 ($5,370,328 (divided by) 236,484 shares)

Maximum offering price per share (100/94.75 of $22.71)           $23.97

CLASS T:                                                         $22.87
NET ASSET VALUE and redemption price per share
 ($604,935,669 (divided by) 26,455,821 shares)

Maximum offering price per share (100/96.50 of $22.87)           $23.70

CLASS B:                                                         $22.59
NET ASSET VALUE and offering price per share
 ($49,951,681 (divided by) 2,211,266 shares) A

INSTITUTIONAL CLASS:                                             $22.92
NET ASSET VALUE, offering price and redemption price per share ($9,506,726 (divided by) 414,854 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                          $ 2,592,828
Dividends

Interest                                                                    819,410

 TOTAL INCOME                                                               3,412,238

EXPENSES

Management fee                                             $ 2,100,446

Transfer agent fees                                         790,701

Distribution fees                                           1,828,891

Accounting fees and expenses                                231,903

Non-interested trustees' compensation                       1,230

Custodian fees and expenses                                 33,410

Registration fees                                           162,252

Audit                                                       21,399

Legal                                                       7,011

Miscellaneous                                               26,112

 Total expenses before reductions                           5,203,564

 Expense reductions                                         (95,355)        5,108,000

NET INVESTMENT INCOME (LOSS)                                                (1,695,762)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      47,395,460

 Foreign currency transactions                              (4,418)         47,391,042

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (71,365,353)

 Assets and liabilities in foreign currencies               (177)           (71,365,530)

NET GAIN (LOSS)                                                             (23,974,488)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ (25,670,250)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS         YEAR ENDED
                                                              ENDED APRIL 30,    OCTOBER 31,
                                                              1997               1996
                                                              (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                    $ (1,695,762)      $ (90,614)
Net investment income (loss)

 Net realized gain (loss)                                      47,391,042         49,754,317

 Change in net unrealized appreciation (depreciation)          (71,365,530)       74,826,728

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               (25,670,250)       124,490,431
FROM OPERATIONS

Distributions to shareholders                                  (321,641)          -
From net investment income

 In excess of net investment income                            (211,394)          -

 From net realized gain                                        (41,626,013)       (10,221,079)

 TOTAL DISTRIBUTIONS                                           (42,159,048)       (10,221,079)

Share transactions - net increase (decrease)                   87,102,464         260,016,652

  TOTAL INCREASE (DECREASE) IN NET ASSETS                      19,273,166         374,286,004

NET ASSETS

 Beginning of period                                           650,491,238        276,205,234

 End of period (including under (over) distribution of net    $ 669,764,404      $ 650,491,238
investment income of $(1,907,156) and $376,703,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS         YEAR ENDED
      ENDED APRIL 30,    OCTOBER 31,
      1997

      (UNAUDITED)        1996 E


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 25.11       $ 23.65

Income from Investment Operations

 Net investment income (loss)                                        (.09)         .00

 Net realized and unrealized gain (loss)                             (.60)         1.46

 Total from investment operations                                    (.69)         1.46

Less Distributions

 From net investment income                                          (.08)         -

 In excess of net investment income                                  (.06)         -

 From net realized gain                                              (1.57)        -

 Total distributions                                                 (1.71)        -

Net asset value, end of period                                      $ 22.71       $ 25.11

TOTAL RETURN B, C                                                    (3.25)%       6.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 5,370       $ 1,609

Ratio of expenses to average net assets                              1.72% A, F    1.66% A,
                                                                                   F

Ratio of expenses to average net assets after expense reductions     1.69% A, G    1.58% A,
                                                                                   G

Ratio of net investment income (loss) to average net assets          (.73)% A      (.01)%
                                                                                  A

Portfolio turnover                                                   108% A        137%

Average commission rate H                                           $ .0294       $ .0337


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994   1993   1992




SELECTED PER-SHARE DATA

Net asset value,                                           $ 25.12     $ 19.25     $ 17.56     $ 17.59     $ 13.88    $ 14.11
beginning of period

Income from Investment
Operations

 Net investment                                               (.06) E     .00 E       (.05) E     (.11) E     .22        (.10)
 income (loss)

 Net realized and                                              (.60)       6.56        2.00        .76         4.91       .79
 unrealized gain
(loss)

 Total from investment                                       (.66)       6.56        1.95        .65         5.13       .69
 operations

Less Distributions                                          (.01)       -           -           -           -          -
From net investment
 income

In excess of net                                             (.01)       -           -           -           -          -
investment income

 From net realized gain                                     (1.57)      (.69)       (.26)       (.68)       (1.42)     (.92)

 Total distributions                                        (1.59)      (.69)       (.26)       (.68)       (1.42)     (.92)

Net asset value,                                             $ 22.87     $ 25.12     $ 19.25     $ 17.56     $ 17.59    $ 13.88
end of period

TOTAL RETURN B, C                                             (3.08)%     35.01%      11.40%      3.97%       41.05%     5.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                                     $ 604,936   $ 602,915   $ 272,979   $ 199,361   $ 40,309   $ 7,087

(000 omitted)

Ratio of expenses to                                        1.48% A     1.59%       1.86%       2.10%       2.63%      3.27%
average net assets                                                               G                                  D

Ratio of expenses to                                       1.46% A,    1.56%       1.84%       2.07%       2.62%      3.27%
average net assets                                           H          H           H           H           H
after expense
reductions

Ratio of net investment                                     (.46)%      .00%        (.30)%      (.67)%      (1.18)%    (1.22)
income (loss) to                                          A                                                          %
average net assets

Portfolio turnover                                          108% A      137%        161%        125%        208%       248%

Average commission                                        $ .0294     $ .0337
rate F

A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D LIMITED IN ACCORDANCE WITH A STATE
EXPENSE LIMITATION. E NET INVESTMENT INCOME (LOSS) PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. F FOR FISCAL YEARS BEGINNING ON OR
AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
 ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER. G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
 REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER. H FMR OR THE FUND HAS ENTERED INTO VARYING
 ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
 NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995 E


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                $ 24.88     $ 19.23    $ 18.87

Income from Investment Operations

 Net investment income (loss)                        (.12)       (.15)      (.03)

 Net realized and unrealized gain (loss)             (.60)       6.49       .39

 Total from investment operations                    (.72)       6.34       .36

Less Distributions

 From net realized gain                              (1.57)      (.69)      -

Net asset value, end of period                      $ 22.59     $ 24.88    $ 19.23

TOTAL RETURN B, C                                    (3.36)%     33.87%     1.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)             $ 49,952    $ 36,106   $ 2,508

Ratio of expenses to average net assets              2.07% A     2.28%      2.23% A,
                                                                            F

Ratio of expenses to average net assets after        2.04% A,    2.24% G    2.21% A,
expense reductions                                   G                      G

Ratio of net investment income (loss) to average     (1.06)%     (.68)%     (.67)%
net assets                                          A                      A

Portfolio turnover                                   108% A      137%       161%

Average commission rate H                           $ .0294     $ .0337


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995 E


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                $ 25.17     $ 19.27    $ 18.87

Income from Investment Operations

 Net investment income (loss)                        .00         .04        (.01)

 Net realized and unrealized gain (loss)             (.61)       6.55       .41

 Total from investment operations                    (.61)       6.59       .40

Less Distributions

 From net investment income                          (.04)       -          -

 In excess of net investment income                  (.03)       -          -

 From net realized gain                              (1.57)      (.69)      -

 Total distributions                                 (1.64)      (.69)      -

Net asset value, end of period                      $ 22.92     $ 25.17    $ 19.27

TOTAL RETURN B, C                                    (2.88)%     35.13%     2.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)             $ 9,507     $ 9,860    $ 718

Ratio of expenses to average net assets              1.06% A     1.44%      1.68% A,
                                                                           F

Ratio of expenses to average net assets after        1.03% A,    1.39% G    1.66% A,
expense reductions                                   G                     G

Ratio of net investment income (loss) to average     (.02)%      .17%       (.13)% A
net assets                                          A

Portfolio turnover                                   108% A      137%       161%

Average commission rate H                           $ .0294     $ .0337


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Natural Resources (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, redemption fees, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares purchased on or after March 1, 1997 and held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $383,995,460 and $350,806,348, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 4,642       $ 4,642

CLASS T     1,592,733     1,592,733

CLASS B     231,516       57,878

           $ 1,828,891   $ 1,655,253

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 119,158   $ 96,467

CLASS T     784,871     576,763

CLASS B     58,571      0 *

           $ 962,600   $ 673,230

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT      % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC *    $ 5,719      .31

CLASS T**              FIIOC *     714,555     .23

CLASS B                FIIOC *     60,954      .27

INSTITUTIONAL CLASS    FIIOC *     9,682       .17

                                  $ 790,910

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES.. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $104,469 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.75% of the average net assets for Class A. For the period, the reimbursement reduced expenses by $8,094.
In addition, FMR voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period, the reimbursement reduced these expenses by $548.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $81,369 under this arrangement.
5. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into arrangement with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,909 under the custodian arrangement, and Class T expenses were reduced by $435 under the transfer agent arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                      SIX MONTHS         YEAR ENDED
                                      ENDED APRIL 30,    OCTOBER
                                      1997               31,1996 A

CLASS A

From net investment income            $ 8,075            $ -

In excess of net investment income     5,307              -

From net realized gain                 150,076            -

Total                                 $ 163,458          $


CLASS T

From net investment income            $ 294,534          $ -

In excess of net investment income     193,579            -

From net realized gain                 38,299,867         10,063,536

Total                                 $ 38,787,980   $ 10,063,536


CLASS B

From net realized gain                 2,464,971      127,176

INSTITUTIONAL CLASS

From net investment income            $ 19,032       $ -

In excess of net investment income     12,508         -

From net realized gain                 711,099        30,367

Total                                 $ 742,639      $ 30,367


                                      $ 42,159,048   $ 10,221,079

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                           DOLLARS

                                 SIX MONTHS        YEAR ENDED     SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,    ENDED APRIL 30,   OCTOBER 31,

                                 1997              1996 A         1997              1996 A



CLASS A                           182,759           68,176        $ 4,479,365       $ 1,669,719
Shares sold

Reinvestment of distributions     6,590             -              161,464           -

Shares redeemed                   (16,947)          (4,094)        (406,295)         (102,601)

Redemption fees                   -                 -              139               -

Net increase (decrease)           172,402           64,082        $ 4,234,673       $ 1,567,118

CLASS T                           6,468,027         16,012,851    $ 158,874,718     $ 364,247,050
Shares sold

Reinvestment of distributions     1,447,419         462,106        35,664,385        9,214,395

Shares redeemed                   (5,457,361)       (6,657,398)    (131,189,069)     (152,716,059)

Redemption fees                   -                 -              17,311            -

Net increase (decrease)           2,458,085         9,817,559     $ 63,367,345      $ 220,745,386

CLASS B                           950,701           1,475,147     $ 23,175,397      $ 33,567,815
Shares sold

Reinvestment of distributions     96,174            5,653          2,345,681         112,491

Shares redeemed                   (286,647)         (160,185)      (6,694,447)       (3,677,194)

Redemption fees                   -                 -              1,573             -

Net increase (decrease)           760,228           1,320,615     $ 18,828,204      $ 30,003,112

INSTITUTIONAL CLASS               269,162           759,537       $ 6,698,555       $ 17,292,506
Shares sold

Reinvestment of distributions     29,515            1,464          727,819           29,239

Shares redeemed                   (275,595)         (406,499)      (6,754,401)       (9,620,709)

Redemption fees                   -                 -              269               -

Net increase (decrease)           23,082            354,502       $ 672,242         $ 7,701,036


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 16,803

CLASS T                 118,712

CLASS B                 16,884

INSTITUTIONAL CLASS     9,853

                       $ 162,252








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)